UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 92.83%

ARGENTINA — 0.83%
YPF SA
8.50%, 03/23/21[b]	$200	$216,750
8.50%, 07/28/25[b]	125	131,539
8.75%, 04/04/24[b]	180	194,436
8.88%, 12/19/18[b]	35	38,423

		581,148
AZERBAIJAN — 0.59%
Southern Gas Corridor CJSC
6.88%, 03/24/26[b]	200	216,124
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	200	193,070

		409,194
BRAZIL — 15.16%
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[b]	200	211,264
5.90%, 01/16/21[b]	100	106,650
Banco BTG Pactual SA/Cayman Islands
4.00%, 01/16/20[b]	200	194,000
Banco do Brasil SA
5.38%, 01/15/21[b]	200	206,000
Banco do Brasil SA/Cayman Islands
5.88%, 01/26/22[b]	200	205,800
5.88%, 01/19/23[b]	200	205,840
Banco Votorantim SA
7.38%, 01/21/20[b]	200	214,000
Braskem Finance Ltd.
5.38%, 05/02/22[b]	200	207,250
BRF SA
3.95%, 05/22/23[b]	200	193,300
Caixa Economica Federal
3.50%, 11/07/22[b]	150	138,750
4.25%, 05/13/19[b]	150	151,125
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[b]	200	201,440
6.88%, 07/30/19[b]	100	106,500
CSN Resources SA
6.50%, 07/21/20[b]	100	84,088
Embraer Netherlands Finance BV
5.05%, 06/15/25	100	100,125
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	50	50,575

Security	Principal (000s)	Value
Gerdau Holdings Inc.
7.00%, 01/20/20[b]	$100	$108,750
Gerdau Trade Inc.
4.75%, 04/15/23[b]	200	197,000
GTL Trade Finance Inc.
5.89%, 04/29/24 (Call 01/29/24)[b]	150	151,875
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23[b]	200	202,000
5.65%, 03/19/22[b]	200	207,500
5.75%, 01/22/21[b]	100	105,320
6.20%, 04/15/20[b]	300	320,160
6.20%, 12/21/21[b]	200	214,000
JBS Investments GmbH
7.25%, 04/03/24 (Call 04/03/19)[b]	200	209,750
7.75%, 10/28/20 (Call 10/28/17)[b]	200	211,500
JBS USA LUX SA/JBS USA Finance Inc.
7.25%, 06/01/21 (Call 03/02/17)[b]	100	103,300
Marfrig Holdings Europe BV
8.00%, 06/08/23 (Call 06/08/19)[b]	200	210,750
Minerva Luxembourg SA
6.50%, 09/20/26 (Call 09/20/21)[b]	200	198,750
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22 (Call 06/30/20)[b]	144	64,994
Odebrecht Finance Ltd.
4.38%, 04/25/25[b]	200	86,000
Odebrecht Offshore Drilling Finance Ltd.
6.75%, 10/01/23 (Call 12/01/21)[b]	168	55,519
Petrobras Global Finance BV
3.00%, 01/15/19	47	46,883
4.38%, 05/20/23	550	507,375
4.88%, 03/17/20	150	152,850
5.38%, 01/27/21	550	553,602
5.63%, 05/20/43	150	117,000
5.75%, 01/20/20	260	270,790
6.25%, 03/17/24	225	225,900
6.75%, 01/27/41	145	129,093
6.85%, 06/05/49	125	105,037
6.88%, 01/20/40	175	155,842
7.25%, 03/17/44	150	140,700
8.38%, 05/23/21	600	669,000
8.75%, 05/23/26	325	366,080
Rio Oil Finance Trust
Series 2014-1
9.25%, 07/06/24[b,c]	227	223,313
Vale Overseas Ltd.
4.38%, 01/11/22[c]	425	428,719
4.63%, 09/15/20[c]	75	77,812

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
5.88%, 06/10/21	$200	$214,000
6.25%, 08/10/26	100	107,500
6.88%, 11/21/36	250	259,750
6.88%, 11/10/39	200	205,750
8.25%, 01/17/34	125	145,000
Vale SA
5.63%, 09/11/42[c]	75	68,573
Votorantim Cimentos SA
7.25%, 04/05/41[b]	200	194,980

		10,589,424
CHILE — 4.00%
Banco del Estado de Chile
4.13%, 10/07/20[b]	150	157,500
Celulosa Arauco y Constitucion SA
4.50%, 08/01/24 (Call 05/01/24)	200	201,849
4.75%, 01/11/22 (Call 10/11/21)	37	38,394
Cencosud SA
5.15%, 02/12/25 (Call 11/12/24)[b]	200	205,802
5.50%, 01/20/21[b]	150	161,806
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22[b]	200	197,259
3.75%, 11/04/20[b]	100	103,771
4.25%, 07/17/42[b]	200	183,281
4.50%, 09/16/25[b]	400	412,613
6.15%, 10/24/36[b]	100	114,618
Empresa Nacional de Telecomunicaciones SA
4.88%, 10/30/24[b]	200	204,073
Empresa Nacional del Petroleo
3.75%, 08/05/26[b]	200	191,000
Inversiones CMPC SA
4.75%, 09/15/24 (Call 06/15/24)[b]	200	204,750
Itau CorpBanca
3.88%, 09/22/19[b]	200	205,979
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[b]	200	210,000

		2,792,695
CHINA — 11.32%
Agile Group Holdings Ltd.
9.00%, 05/21/20 (Call 05/21/18)[b]	200	215,981
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	200	201,021
3.13%, 11/28/21 (Call 09/28/21)	400	401,814
3.60%, 11/28/24 (Call 08/28/24)[c]	200	198,837
Amber Circle Funding Ltd.
3.25%, 12/04/22[b]	200	201,492

Security	Principal (000s)	Value
Azure Nova International Finance Ltd.
2.63%, 11/01/21[b]	$200	$194,477
Baidu Inc.
2.75%, 06/09/19	200	202,297
4.13%, 06/30/25	200	204,079
Bank of China Ltd./Hong Kong
3.88%, 06/30/25[b]	200	202,742
Bank of Communications Co. Ltd.
VRN, (5 year CMT + 2.850%)
4.50%, 10/03/24 (Call 10/03/19)[b]	200	205,626
China Development Bank Corp.
2.50%, 10/09/20[b]	200	199,499
China Overseas Finance II Ltd.
5.50%, 11/10/20[b]	100	108,288
China Shenhua Overseas Capital Co. Ltd.
3.88%, 01/20/25[b]	200	201,115
CITIC Ltd.
6.63%, 04/15/21[b]	100	112,912
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[b]	200	210,525
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	200	199,243
CNPC General Capital Ltd.
3.40%, 04/16/23[b]	200	199,914
COSCO Finance 2011 Ltd.
4.00%, 12/03/22[b]	200	206,840
Country Garden Holdings Co. Ltd.
7.25%, 04/04/21 (Call 10/04/17)[b]	200	210,269
7.50%, 03/09/20 (Call 03/09/18)[b]	200	212,520
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 03/02/17)[b]	200	206,440
Huarong Finance II Co. Ltd.
4.50%, 01/16/20[b]	200	205,930
5.50%, 01/16/25[b]	200	209,693
ICBCIL Finance Co. Ltd.
2.13%, 09/29/19[b]	200	197,862
Industrial & Commercial Bank of China Ltd.
1.88%, 07/14/19[b]	200	198,267
Industrial & Commercial Bank of China Ltd./New York
3.23%, 11/13/19	250	256,972
JD.com Inc.
3.88%, 04/29/26	200	189,887
Ping An Life Insurance Co. of China Ltd.
2.38%, 01/19/19[b]	200	200,793
Shimao Property Holdings Ltd.
8.13%, 01/22/21 (Call 01/22/18)[b]	200	217,040

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Sino-Ocean Land Treasure Finance I Ltd.
4.63%, 07/30/19[b]	$200	$204,440
Sino-Ocean Land Treasure Finance II Ltd.
5.95%, 02/04/27[b]	200	205,161
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	105,329
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	200	210,722
Sinopec Group Overseas Development 2016 Ltd.
3.50%, 05/03/26[b]	200	194,345
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24[b]	200	209,147
Sunshine Life Insurance Corp. Ltd.
2.50%, 04/20/19[b]	200	198,306
Tencent Holdings Ltd.
2.88%, 02/11/20[b]	400	402,230
3.38%, 05/02/19[b]	200	204,494

		7,906,549
COLOMBIA — 2.76%
Banco de Bogota SA
5.38%, 02/19/23[b]	200	206,100
Bancolombia SA
5.13%, 09/11/22	200	208,000
6.13%, 07/26/20	75	81,056
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 09/27/17)[b]	200	196,500
Ecopetrol SA
4.13%, 01/16/25	100	94,638
5.38%, 06/26/26 (Call 03/26/26)	225	225,000
5.88%, 09/18/23	200	213,500
5.88%, 05/28/45	150	132,600
7.38%, 09/18/43	100	102,620
7.63%, 07/23/19	50	55,750
Grupo Aval Ltd.
4.75%, 09/26/22[b]	200	200,700
Millicom International Cellular SA
6.63%, 10/15/21 (Call 10/15/17)[b]	200	209,000

		1,925,464
INDIA — 5.05%
ABJA Investment Co. Pte Ltd.
5.95%, 07/31/24[b]	200	204,500
Axis Bank Ltd./Dubai
3.25%, 05/21/20[b]	200	200,993
Bharat Petroleum Corp. Ltd.
4.00%, 05/08/25[b]	200	198,597

Security	Principal (000s)	Value
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[b]	$400	$419,270
Export-Import Bank of India
4.00%, 01/14/23[b]	200	205,192
ICICI Bank Ltd./Dubai
3.13%, 08/12/20[b]	200	200,854
3.50%, 03/18/20[b]	200	202,981
ICICI Bank Ltd./Hong Kong
5.75%, 11/16/20[b]	100	109,855
Indian Oil Corp. Ltd.
5.75%, 08/01/23[b]	200	221,729
NTPC Ltd.
4.38%, 11/26/24[b]	200	203,777
ONGC Videsh Ltd.
4.63%, 07/15/24[b]	200	206,728
Reliance Holdings USA Inc.
5.40%, 02/14/22[b]	250	271,202
Reliance Industries Ltd.
4.13%, 01/28/25[b,c]	250	251,994
State Bank of India/London
3.62%, 04/17/19[b]	200	205,571
Vedanta Resources PLC
6.00%, 01/31/19[b]	200	204,750
8.25%, 06/07/21[b]	200	217,300

		3,525,293
INDONESIA — 2.73%
Majapahit Holding BV
7.75%, 01/20/20[b]	120	134,640
7.88%, 06/29/37[b]	125	152,389
8.00%, 08/07/19[b]	200	224,550
Pelabuhan Indonesia II PT
4.25%, 05/05/25[b]	200	194,424
Pertamina Persero PT
4.30%, 05/20/23[b]	400	402,558
4.88%, 05/03/22[b]	200	206,940
5.63%, 05/20/43[b]	200	189,534
6.00%, 05/03/42[b]	200	197,296
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/24[b]	200	207,701

		1,910,032
ISRAEL — 2.41%
Israel Electric Corp. Ltd.
6.88%, 06/21/23[b]	200	230,730
7.25%, 01/15/19[b,c]	200	216,540
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	300	285,813

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
2.80%, 07/21/23	$400	$374,131
3.15%, 10/01/26	400	362,621
4.10%, 10/01/46	250	210,952

		1,680,787
JAMAICA — 0.77%
Digicel Group Ltd.
8.25%, 09/30/20 (Call 03/02/17)[b]	400	354,500
Digicel Ltd.
6.00%, 04/15/21 (Call 03/02/17)[b]	200	186,460

		540,960
KAZAKHSTAN — 1.55%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	200	194,992
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	200	202,000
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 03/02/17)[b]	75	65,071
KazMunayGas National Co. JSC
6.38%, 04/09/21[b]	400	435,768
Tengizchevroil Finance Co. International Ltd.
4.00%, 08/15/26[b]	200	187,477

		1,085,308
KUWAIT — 0.58%
Equate Petrochemical BV
4.25%, 11/03/26[b]	200	196,500
Kuwait Projects Co.
5.00%, 03/15/23[b]	200	209,032

		405,532
MALAYSIA — 1.77%
Malayan Banking Bhd
VRN, (5 year USD Swap + 2.542%)
3.91%, 10/29/26 (Call 10/29/21)[b]	200	199,288
Petronas Capital Ltd.
3.13%, 03/18/22[b]	200	200,127
3.50%, 03/18/25[b]	600	603,844
5.25%, 08/12/19[b]	100	107,224
7.88%, 05/22/22[b]	100	122,678

		1,233,161
MEXICO — 11.67%
Alfa SAB de CV
5.25%, 03/25/24 (Call 12/25/23)[b,c]	200	203,260
America Movil SAB de CV
3.13%, 07/16/22	200	196,835
5.00%, 03/30/20	100	106,374
6.13%, 03/30/40	200	226,703

Security	Principal (000s)	Value
6.38%, 03/01/35	$200	$231,104
Banco Inbursa SA Institucion de Banca Multiple
4.13%, 06/06/24[b]	150	146,595
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/25[b]	250	245,325
Banco Santander Mexico SA
4.13%, 11/09/22[b]	150	150,000
BBVA Bancomer SA/Texas
4.38%, 04/10/24[b]	150	150,330
6.75%, 09/30/22[b]	300	326,250
Cemex Finance LLC
6.00%, 04/01/24 (Call 04/01/19)[b]	200	205,500
Cemex SAB de CV
6.13%, 05/05/25 (Call 05/05/20)[b]	200	206,500
7.25%, 01/15/21 (Call 01/15/18)[b]	200	213,750
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	150	153,298
4.63%, 02/15/20	100	105,610
Comision Federal de Electricidad
4.75%, 02/23/27[b]	200	192,800
4.88%, 01/15/24[b]	200	201,200
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	150	141,979
Grupo Bimbo SAB de CV
4.50%, 01/25/22[b]	100	104,490
4.88%, 06/27/44[b]	200	183,516
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	200	171,065
6.63%, 03/18/25	100	113,746
6.63%, 01/15/40	100	104,025
Mexichem SAB de CV
4.88%, 09/19/22[b]	200	207,250
Mexico City Airport Trust
4.25%, 10/31/26 (Call 07/31/26)[b]	200	195,660
Petroleos Mexicanos
3.50%, 07/18/18	100	100,970
3.50%, 07/23/20	100	99,125
3.50%, 01/30/23	75	69,092
4.25%, 01/15/25	225	207,000
4.50%, 01/23/26	150	136,425
4.63%, 09/21/23	100	97,500
4.88%, 01/24/22	175	175,665
4.88%, 01/18/24	40	38,600
5.50%, 02/04/19[c]	100	104,760
5.50%, 01/21/21	175	181,965
5.50%, 06/27/44	110	90,223
5.63%, 01/23/46	175	145,994

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
5.75%, 03/01/18	$50	$51,800
6.38%, 02/04/21	100	106,917
6.38%, 01/23/45	200	179,000
6.50%, 06/02/41	240	223,080
6.63%, 06/15/35	125	122,275
6.63%, 06/15/38	25	24,094
6.75%, 09/21/47	225	212,332
6.88%, 08/04/26	350	370,580
8.00%, 05/03/19	60	66,105
Sigma Alimentos SA de CV
4.13%, 05/02/26 (Call 02/02/26)[b]	200	188,100
Southern Copper Corp.
5.25%, 11/08/42	100	94,854
5.88%, 04/23/45	150	152,865
7.50%, 07/27/35	200	238,184
Trust F/1401
5.25%, 01/30/26 (Call 10/30/25)[b]	200	189,000

		8,149,670
MOROCCO — 0.57%
OCP SA
4.50%, 10/22/25[b]	200	191,700
5.63%, 04/25/24[b]	200	207,658

		399,358
OMAN — 0.26%
Lamar Funding Ltd.
3.96%, 05/07/25[b]	200	183,000

		183,000
PANAMA — 0.28%
Global Bank Corp.
4.50%, 10/20/21[b]	200	195,184

		195,184
PERU — 0.92%
Banco de Credito del Peru/Panama
5.38%, 09/16/20[b]	100	108,708
Corp. Financiera de Desarrollo SA
4.75%, 07/15/25[b]	200	210,440
Lima Metro Line 2 Finance Ltd.
5.88%, 07/05/34[b]	200	212,250
Southern Copper Corp.
6.75%, 04/16/40	100	109,843

		641,241
PHILIPPINES — 0.18%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[b]	100	127,216

		127,216

Security	Principal (000s)	Value
QATAR — 2.63%
CBQ Finance Ltd.
3.25%, 06/13/21[b]	$200	$198,737
7.50%, 11/18/19[b]	100	111,678
Ooredoo International Finance Ltd.
3.25%, 02/21/23[b]	200	197,412
5.00%, 10/19/25[b]	400	434,000
Qatari Diar Finance QSC
5.00%, 07/21/20[b]	200	215,500
QNB Finance Ltd.
2.13%, 09/07/21[b]	200	190,758
2.88%, 04/29/20[b]	200	200,532
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27[b]	250	288,750

		1,837,367
RUSSIA — 9.16%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 08/07/18[b]	100	109,250
Alfa Bank AO Via Alfa Bond Issuance PLC
7.75%, 04/28/21[b]	200	226,301
ALROSA Finance SA
7.75%, 11/03/20[b]	200	226,500
Credit Bank of Moscow Via CBOM Finance PLC
5.88%, 11/07/21[b]	200	199,650
Evraz Group SA
6.50%, 04/22/20[b]	200	212,250
8.25%, 01/28/21[b]	200	224,152
Gazprom Neft OAO Via GPN Capital SA
6.00%, 11/27/23[b]	200	214,000
Gazprom OAO Via Gaz Capital SA
3.85%, 02/06/20[b]	200	203,820
4.95%, 07/19/22[b]	200	205,881
4.95%, 02/06/28[b]	400	391,144
6.51%, 03/07/22[b]	100	109,750
7.29%, 08/16/37[b]	100	114,850
8.63%, 04/28/34[b]	50	64,375
9.25%, 04/23/19[b]	100	113,442
Gazprombank OJSC Via GPB Eurobond Finance PLC
4.96%, 09/05/19[b]	200	208,328
Lukoil International Finance BV
4.56%, 04/24/23[b]	200	201,540
6.13%, 11/09/20[b]	200	217,032
6.66%, 06/07/22[b]	120	133,500
7.25%, 11/05/19[b]	100	110,670
Metalloinvest Finance DAC
5.63%, 04/17/20[b]	200	209,500

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
MMC Norilsk Nickel OJSC via MMC Finance DAC
5.55%, 10/28/20[b]	$200	$212,850
Novolipetsk Steel via Steel Funding DAC
4.50%, 06/15/23[b]	200	199,990
Polyus Gold International Ltd.
5.63%, 04/29/20[b]	200	209,000
Rosneft Finance SA
7.25%, 02/02/20[b]	100	110,039
Russian Railways via RZD Capital PLC
3.45%, 10/06/20[b]	200	199,000
Sberbank of Russia Via SB Capital SA
6.13%, 02/07/22[b]	200	217,540
VRN, (5 year CMT + 4.023%)
5.50%, 02/26/24 (Call 02/26/19)[b]	200	204,000
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22[b]	200	216,344
VimpelCom Holdings BV
5.95%, 02/13/23[b]	200	209,240
7.50%, 03/01/22[b]	200	223,202
Vnesheconombank Via VEB Finance PLC
6.80%, 11/22/25[b]	100	109,750
6.90%, 07/09/20[b]	300	326,250
VTB Bank OJSC Via VTB Capital SA
6.55%, 10/13/20[b]	100	109,000
6.88%, 05/29/18[b]	150	157,255

		6,399,395
SOUTH AFRICA — 1.86%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	100	103,475
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	200	199,258
6.75%, 08/06/23[b]	200	202,048
MTN Mauritius Investment Ltd.
4.76%, 11/11/24[b]	200	188,250
Myriad International Holdings BV
6.00%, 07/18/20[b]	200	216,168
Sasol Financing International Ltd.
4.50%, 11/14/22	200	199,604
Transnet SOC Ltd.
4.00%, 07/26/22[b]	200	193,045

		1,301,848

Security	Principal (000s)	Value
SOUTH KOREA — 4.93%
Hyundai Capital America
2.00%, 07/01/19[b]	$100	$99,045
2.45%, 06/15/21[b]	100	97,464
2.50%, 03/18/19[b]	100	100,212
2.55%, 02/06/19[b]	100	100,469
2.88%, 08/09/18[b]	150	151,805
3.00%, 10/30/20[b]	100	100,376
Kookmin Bank
2.13%, 10/21/20[b]	200	196,502
Korea Development Bank (The)
2.00%, 09/12/26	200	179,168
2.50%, 03/11/20	200	199,372
2.50%, 01/13/21	200	198,467
3.75%, 01/22/24	200	206,558
Korea Gas Corp.
3.50%, 07/21/25[b]	200	202,026
3.88%, 02/12/24[b]	200	207,946
4.25%, 11/02/20[b]	100	105,870
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22[b]	200	200,926
Korea National Oil Corp.
2.13%, 04/14/21[b]	200	193,974
3.25%, 10/01/25[b]	200	198,638
POSCO
4.25%, 10/28/20[b]	100	104,413
Shinhan Bank
2.25%, 04/15/20[b]	200	197,598
Woori Bank
2.63%, 07/20/21[b]	200	197,549
VRN, (5 year CMT + 3.328%)
5.00%, 06/10/45 (Call 06/10/20)[b]	200	201,800

		3,440,178
TAIWAN — 0.27%
Formosa Group Cayman Ltd.
3.38%, 04/22/25[b]	200	192,049

		192,049
THAILAND — 1.34%
Bangkok Bank PCL/Hong Kong
4.80%, 10/18/20[b]	100	106,876
5.00%, 10/03/23[b]	200	217,359
PTT Global Chemical PCL
4.25%, 09/19/22[b]	200	208,301

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
PTT PCL
3.38%, 10/25/22[b]	$200	$201,616
Thai Oil PCL
3.63%, 01/23/23[b]	200	201,293

		935,445
TRINIDAD AND TOBAGO — 0.29%
Consolidated Energy Finance SA
6.75%, 10/15/19 (Call 03/02/17)[b]	200	200,500

		200,500
TURKEY — 3.24%
Akbank TAS
5.00%, 10/24/22[b]	150	142,925
KOC Holding AS
3.50%, 04/24/20[b]	200	197,500
TC Ziraat Bankasi AS
4.75%, 04/29/21[b]	200	191,556
Turk Telekomunikasyon AS
4.88%, 06/19/24[b]	200	186,000
Turkiye Garanti Bankasi AS
6.25%, 04/20/21[b]	200	205,079
Turkiye Halk Bankasi AS
4.75%, 02/11/21[b]	200	187,532
Turkiye Is Bankasi
5.00%, 04/30/20[b]	400	391,604
5.38%, 10/06/21[b]	200	192,370
Turkiye Vakiflar Bankasi TAO VRN, (5 year USD Swap + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[b]	200	191,925
Yapi ve Kredi Bankasi AS
4.00%, 01/22/20[b]	200	190,500
5.50%, 12/06/22[b]	200	185,920

		2,262,911
UNITED ARAB EMIRATES — 3.73%
Abu Dhabi National Energy Co.
6.50%, 10/27/36[b]	100	121,201
7.25%, 08/01/18[b]	100	107,362
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/23[b]	200	201,250
4.38%, 06/22/26[b]	200	203,958
ADCB Finance Cayman Ltd.
2.50%, 03/06/18[b]	200	200,536
4.50%, 03/06/23[b]	200	204,799

Security	Principal (000s)	Value
Dolphin Energy Ltd.
5.50%, 12/15/21[b]	$200	$220,512
DP World Ltd.
6.85%, 07/02/37[b]	200	220,608
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	100	115,166
Emirates NBD PJSC
3.25%, 11/19/19[b]	200	202,928
Emirates Telecommunications Group Co. PJSC
2.38%, 06/18/19[b]	200	199,750
First Gulf Bank PJSC
3.25%, 01/14/19[b]	200	202,874
MAF Global Securities Ltd.
4.75%, 05/07/24[b]	200	208,952
National Bank of Abu Dhabi PJSC
2.25%, 02/11/20[b]	200	198,000

		2,607,896
VENEZUELA — 1.98%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	260	98,150
5.50%, 04/12/37[b]	150	57,000
6.00%, 05/16/24[b]	530	213,855
6.00%, 11/15/26[b]	445	168,944
8.50%, 10/27/20[b]	300	232,500
9.00%, 11/17/21[b]	235	133,950
9.75%, 05/17/35[b]	430	217,064
12.75%, 02/17/22[b]	390	258,375

		1,379,838
TOTAL CORPORATE BONDS & NOTES
(Cost: $64,740,223)		64,838,643

FOREIGN GOVERNMENT OBLIGATIONS[a] — 4.27%

BRAZIL — 0.59%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[b]	200	202,630
5.50%, 07/12/20[b]	100	105,261
6.50%, 06/10/19[b]	100	106,800

		414,691
CHINA — 0.28%
Export-Import Bank of China (The)
2.00%, 04/26/21[b]	200	193,940

		193,940

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)	Value
INDIA — 0.27%
Export-Import Bank of India
3.38%, 08/05/26[b]	$200	$188,587

		188,587
SOUTH KOREA — 2.45%
Export-Import Bank of Korea
1.75%, 05/26/19	200	199,949
2.88%, 01/21/25	200	194,520
3.25%, 08/12/26	200	199,735
4.00%, 01/29/21	100	104,731
4.38%, 09/15/21	200	214,079
5.00%, 04/11/22	200	220,566
5.13%, 06/29/20	300	326,599
Korea Housing Finance Corp.
2.50%, 11/15/20[b]	250	248,700

		1,708,879
TURKEY — 0.29%
Turkey Government International Bond
5.88%, 04/24/19[b]	200	204,928

		204,928
UNITED ARAB EMIRATES — 0.39%
International Petroleum Investment Co.
5.00%, 11/15/20[b]	250	269,687

		269,687
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $2,993,520)		2,980,712

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 4.42%

MONEY MARKET FUNDS — 4.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	1,756	$1,756,812
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	1,328	1,328,305

		3,085,117

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,084,802)		3,085,117

TOTAL INVESTMENTS IN SECURITIES — 101.52%
(Cost: $70,818,545)[g]		70,904,472
Other Assets, Less Liabilities — (1.52)%		(1,057,022)

NET ASSETS — 100.00%		$69,847,450

CMT  — Constant Maturity Treasury

VRN — Variable Rate Note

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $70,840,393. Net unrealized appreciation was $64,079, of which $937,912 represented gross unrealized appreciation on securities and $873,833 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$64,838,643	$—	$64,838,643
Foreign government obligations	—	2,980,712	—	2,980,712
Money market funds	3,085,117	—	—	3,085,117

Total	$3,085,117	$67,819,355	$—	$70,904,472

8

Schedule of Investments   (Unaudited)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES[a] — 42.18%

ARGENTINA — 0.85%
YPF SA
8.50%, 03/23/21[b]	$200	$216,750
8.50%, 07/28/25[b]	285	299,908
8.75%, 04/04/24[b]	578	624,355
8.88%, 12/19/18[b]	187	205,289

		1,346,302

AZERBAIJAN — 0.38%
Southern Gas Corridor CJSC
6.88%, 03/24/26[b]	200	216,124
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	400	386,140

		602,264

BARBADOS — 0.14%
Columbus Cable Barbados Ltd.
7.38%, 03/30/21 (Call 03/30/18)[b]	200	212,500

		212,500

BRAZIL — 17.35%
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[b]	400	422,528
5.90%, 01/16/21[b]	400	426,600
6.75%, 09/29/19[b]	200	217,004
Banco BTG Pactual SA/Cayman Islands
4.00%, 01/16/20[b]	200	194,000
5.75%, 09/28/22[b]	200	188,074
Banco do Brasil SA
5.38%, 01/15/21[b]	200	206,000
Banco do Brasil SA/Cayman Islands
3.88%, 10/10/22	400	380,680
5.88%, 01/26/22[b]	400	411,600
5.88%, 01/19/23[b]	200	205,840
6.00%, 01/22/20[b]	200	212,366
Banco Votorantim SA
7.38%, 01/21/20[b]	100	107,000
Braskem Finance Ltd.
5.38%, 05/02/22[b]	200	207,250
5.75%, 04/15/21[b]	200	211,000
6.45%, 02/03/24	200	214,060
BRF SA
3.95%, 05/22/23[b]	200	193,300
4.75%, 05/22/24[b]	400	395,120

Security	Principal (000s)	Value
Caixa Economica Federal
3.50%, 11/07/22[b]	$450	$416,250
4.25%, 05/13/19[b]	450	453,375
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[b]	400	402,880
6.88%, 07/30/19[b]	200	213,000
CSN Resources SA
6.50%, 07/21/20[b]	400	336,352
Embraer Netherlands Finance BV
5.05%, 06/15/25	200	200,250
Embraer Overseas Ltd.
5.70%, 09/16/23[b]	300	317,625
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	200	202,300
Gerdau Trade Inc.
4.75%, 04/15/23[b]	200	197,000
GTL Trade Finance Inc.
5.89%, 04/29/24 (Call 01/29/24)[b]	450	455,625
7.25%, 04/16/44 (Call 10/16/43)[b]	200	196,250
Itau Unibanco Holding SA/Cayman Islands
2.85%, 05/26/18[b]	200	200,900
5.13%, 05/13/23[b]	620	626,200
5.50%, 08/06/22[b]	600	622,320
5.65%, 03/19/22[b]	200	207,500
5.75%, 01/22/21[b]	300	315,960
6.20%, 04/15/20[b]	300	320,160
6.20%, 12/21/21[b]	400	428,000
JBS Investments GmbH
7.25%, 04/03/24 (Call 04/03/19)[b]	200	209,750
7.75%, 10/28/20 (Call 10/28/17)[b]	200	211,500
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)[b]	400	410,600
5.88%, 07/15/24 (Call 07/15/19)[b]	300	309,750
7.25%, 06/01/21 (Call 03/02/17)[b]	200	206,600
8.25%, 02/01/20 (Call 03/02/17)[b]	100	102,500

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Marfrig Holdings Europe BV
8.00%, 06/08/23 (Call 06/08/19)[b]	$400	$421,500
Minerva Luxembourg SA
6.50%, 09/20/26 (Call 09/20/21)[b]	200	198,750
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22[b]	250	112,613
Odebrecht Finance Ltd.
4.38%, 04/25/25[b]	200	86,000
5.25%, 06/27/29[b]	200	84,500
7.13%, 06/26/42 (Call 12/26/41)[b]	200	86,500
Odebrecht Offshore Drilling Finance Ltd.
6.75%, 10/01/23 (Call 12/01/21)[b]	505	166,558
Petrobras Global Finance BV
4.38%, 05/20/23	650	599,625
4.88%, 03/17/20	350	356,650
5.38%, 01/27/21	1,750	1,761,462
5.63%, 05/20/43	400	312,000
5.75%, 01/20/20	450	468,675
6.13%, 01/17/22	400	412,600
6.25%, 03/17/24	400	401,600
6.75%, 01/27/41	850	756,755
6.85%, 06/05/49	650	546,195
6.88%, 01/20/40	300	267,157
7.25%, 03/17/44	200	187,600
7.38%, 01/17/27	200	207,640
8.38%, 05/23/21	2,150	2,397,250
8.75%, 05/23/26	775	872,960
Rio Oil Finance Trust
Series 2014-1
9.25%, 07/06/24[b]	455	446,626
Vale Overseas Ltd.
4.38%, 01/11/22	800	807,000
4.63%, 09/15/20	300	311,250
5.63%, 09/15/19	200	213,500
5.88%, 06/10/21	300	321,000
6.25%, 08/10/26	600	645,000
6.88%, 11/21/36	750	779,250
6.88%, 11/10/39	500	514,375
8.25%, 01/17/34	100	116,000

Security	Principal (000s)	Value
Vale SA
5.63%, 09/11/42	$400	$365,720
Votorantim Cimentos SA
7.25%, 04/05/41[b]	400	389,960

		27,369,340
CHILE — 0.13%
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[b]	200	210,000

		210,000
CHINA — 2.01%
Agile Group Holdings Ltd.
8.38%, 02/18/19 (Call 03/02/17)[b]	200	208,499
Country Garden Holdings Co. Ltd.
7.25%, 04/04/21 (Call 10/04/17)[b]	500	525,672
7.50%, 03/09/20 (Call 03/09/18)[b]	200	212,520
7.50%, 01/10/23 (Call 01/10/18)[b]	200	210,371
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 03/02/17)[b]	500	516,100
12.00%, 02/17/20 (Call 02/17/18)[b]	200	223,324
Fantasia Holdings Group Co. Ltd.
7.38%, 10/04/21 (Call 10/04/19)[b]	200	203,053
Greenland Global Investment Ltd.
5.88%, 07/03/24[b]	400	402,984
Shimao Property Holdings Ltd.
8.13%, 01/22/21 (Call 01/22/18)[b]	200	217,040
8.38%, 02/10/22 (Call 02/10/19)[b]	400	447,877

		3,167,440
COLOMBIA — 1.50%
Banco Davivienda SA
5.88%, 07/09/22[b]	200	212,250
Banco de Bogota SA
5.38%, 02/19/23[b]	200	206,100
6.25%, 05/12/26[b]	700	727,300

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Bancolombia SA
5.13%, 09/11/22	$400	$416,000
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 09/27/17)[b]	200	196,500
Grupo Aval Ltd.
4.75%, 09/26/22[b]	200	200,700
Millicom International Cellular SA
6.00%, 03/15/25 (Call 03/15/20)[b]	200	203,642
6.63%, 10/15/21 (Call 10/15/17)[b]	200	209,000

		2,371,492
INDIA — 1.19%
ABJA Investment Co. Pte Ltd.
4.85%, 01/31/20[b]	200	204,878
5.95%, 07/31/24[b]	200	204,500
Bank of India/London
6.25%, 02/16/21[b]	400	435,857
IDBI Bank Ltd.
3.75%, 01/25/19[b]	200	202,508
Vedanta Resources PLC
6.00%, 01/31/19[b]	400	409,500
7.13%, 05/31/23[b]	200	204,250
8.25%, 06/07/21[b]	200	217,300

		1,878,793
INDONESIA — 2.70%
Majapahit Holding BV
7.75%, 01/20/20[b]	100	112,200
7.88%, 06/29/37[b]	300	365,733
8.00%, 08/07/19[b]	250	280,687
Pelabuhan Indonesia II PT
5.38%, 05/05/45[b]	200	184,500
Pertamina Persero PT
4.30%, 05/20/23[b]	600	603,838
4.88%, 05/03/22[b]	200	206,940
5.25%, 05/23/21[b]	200	211,499
5.63%, 05/20/43[b]	600	568,603
6.00%, 05/03/42[b]	200	197,296
6.45%, 05/30/44[b]	400	418,146
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/24[b]	650	675,028
Perusahaan Listrik Negara PT
5.50%, 11/22/21[b]	400	431,152

		4,255,622

Security	Principal (000s)	Value
JAMAICA — 0.91%
Digicel Group Ltd.
7.13%, 04/01/22 (Call 04/01/17)[b]	$200	$159,912
8.25%, 09/30/20 (Call 03/02/17)[b]	800	709,000
Digicel Ltd.
6.00%, 04/15/21 (Call 03/02/17)[b]	400	372,920
6.75%, 03/01/23 (Call 03/01/18)[b]	200	185,875

		1,427,707
KAZAKHSTAN — 1.30%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 01/28/21[b]	600	642,120
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	200	202,000
Kazkommertsbank JSC
5.50%, 12/21/22 (Call 03/02/17)[b]	150	130,143
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[b]	160	173,440
KazMunayGas National Co. JSC
5.75%, 04/30/43[b]	200	195,300
6.38%, 04/09/21[b]	400	435,768
7.00%, 05/05/20[b]	250	274,647

		2,053,418
MEXICO — 1.42%
BBVA Bancomer SA/Texas
7.25%, 04/22/20[b]	200	217,500
Cemex Finance LLC
6.00%, 04/01/24 (Call 04/01/19)[b]	400	411,000
9.38%, 10/12/22 (Call 10/12/17)[b]	300	326,610
Cemex SAB de CV
5.70%, 01/11/25 (Call 01/11/20)[b]	200	202,300
6.13%, 05/05/25 (Call 05/05/20)[b]	200	206,500
7.25%, 01/15/21 (Call 01/15/18)[b]	400	427,500
7.75%, 04/16/26 (Call 04/16/21)[b]	400	444,500

		2,235,910

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
RUSSIA — 4.24%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.00%, 11/27/18[b]	$200	$206,574
7.50%, 09/26/19[b]	200	217,500
7.75%, 04/28/21[b]	300	339,451
ALROSA Finance SA
7.75%, 11/03/20[b]	400	453,000
Credit Bank of Moscow Via CBOM Finance PLC
5.88%, 11/07/21[b]	200	199,650
Evraz Group SA
6.50%, 04/22/20[b]	200	212,250
6.75%, 01/31/22[b]	400	429,000
8.25%, 01/28/21[b]	200	224,152
Gazprombank OAO Via GPB Eurobond Finance PLC
VRN, (5 year CMT + 6.024%)
7.50%, 12/28/23 (Call 12/28/18)[b]	200	210,340
Metalloinvest Finance DAC
5.63%, 04/17/20[b]	400	419,000
MMC Norilsk Nickel OJSC via MMC Finance DAC
5.55%, 10/28/20[b]	200	212,850
6.63%, 10/14/22[b]	200	223,152
Novolipetsk Steel via Steel Funding DAC
4.50%, 06/15/23[b]	200	199,990
Polyus Gold International Ltd.
4.70%, 03/28/22[b]	200	197,000
5.63%, 04/29/20[b]	200	209,000
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.10%, 07/25/18[b]	200	204,880
Russian Railways via RZD Capital PLC
3.45%, 10/06/20[b]	200	199,000
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[b]	400	407,951
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22[b]	400	432,688
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.75%, 02/02/21[b]	200	223,500

Security	Principal (000s)	Value
VimpelCom Holdings BV
5.20%, 02/13/19[b]	$400	$413,480
5.95%, 02/13/23[b]	400	418,480
7.50%, 03/01/22[b]	200	223,202
VTB Bank OJSC Via VTB Capital SA
6.95%, 10/17/22[b]	200	216,500

		6,692,590
SOUTH AFRICA — 1.51%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	200	206,950
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	600	597,774
6.75%, 08/06/23[b]	200	202,048
7.13%, 02/11/25[b]	360	363,750
Gold Fields Orogen Holding BVI Ltd.
4.88%, 10/07/20[b]	200	201,000
MTN Mauritius Investment Ltd.
4.76%, 11/11/24[b]	200	188,250
Myriad International Holdings BV
5.50%, 07/21/25 (Call 04/21/25)[b]	400	407,864
6.00%, 07/18/20[b]	200	216,168

		2,383,804
SOUTH KOREA — 0.52%
Woori Bank
4.75%, 04/30/24[b]	600	612,472
VRN, (5 year CMT + 3.328%)
5.00%, 06/10/45 (Call 06/10/20)[b]	200	201,800

		814,272
SRI LANKA — 0.14%
National Savings Bank
8.88%, 09/18/18[b]	200	213,100

		213,100
THAILAND — 0.26%
Krung Thai Bank PCL/Cayman Islands
VRN, (5 year CMT + 3.535%)
5.20%, 12/26/24 (Call 12/26/19)[b]	400	415,237

		415,237
TRINIDAD AND TOBAGO — 0.33%
Consolidated Energy Finance SA
6.75%, 10/15/19 (Call 03/02/17)[b]	200	200,500

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[b]	$300	$316,500

		517,000
TURKEY — 3.16%
Akbank TAS
4.00%, 01/24/20[b]	200	194,963
5.00%, 10/24/22[b]	150	142,925
5.13%, 03/31/25[b]	200	182,480
TC Ziraat Bankasi AS
4.25%, 07/03/19[b]	200	197,524
Turkiye Garanti Bankasi AS
4.75%, 10/17/19[b]	200	199,376
5.25%, 09/13/22[b]	200	194,574
6.25%, 04/20/21[b]	200	205,079
Turkiye Halk Bankasi AS
3.88%, 02/05/20[b]	200	188,934
4.75%, 06/04/19[b]	200	197,606
4.75%, 02/11/21[b]	200	187,532
5.00%, 07/13/21[b]	200	187,503
Turkiye Is Bankasi
3.75%, 10/10/18[b]	200	198,000
5.00%, 04/30/20[b]	200	195,802
5.00%, 06/25/21[b]	200	190,761
5.38%, 10/06/21[b]	200	192,370
5.50%, 04/21/19[b]	200	202,268
6.00%, 10/24/22[b]	200	191,500
Turkiye Is Bankasi AS
5.50%, 04/21/22[b]	400	383,000
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21[b]	200	191,000
6.00%, 11/01/22[b]	200	187,580
VRN, (5 year USD Swap + 5.439%)
6.88%, 02/03/25 (Call 02/03/20)[b]	200	191,925
Yapi ve Kredi Bankasi AS
5.13%, 10/22/19[b]	400	396,000
5.25%, 12/03/18[b]	200	201,500
5.50%, 12/06/22[b]	200	185,920

		4,986,122
UKRAINE — 0.00%
Metinvest BV
8.75%, 02/14/18[b]	2	1,467

		1,467

Security	Principal (000s)	Value
UNITED KINGDOM — 0.13%
Sable International Finance Ltd.
6.88%, 08/01/22 (Call 08/01/18)[b]	$200	$209,876

		209,876
VENEZUELA — 2.01%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	870	328,425
5.50%, 04/12/37[b]	295	112,100
6.00%, 05/16/24[b]	1,170	472,095
6.00%, 11/15/26[b]	1,050	398,633
8.50%, 10/27/20[b]	750	581,250
9.00%, 11/17/21[b]	745	424,650
9.75%, 05/17/35[b]	680	343,264
12.75%, 02/17/22[b]	775	513,437

		3,173,854
TOTAL CORPORATE BONDS & NOTES
(Cost: $65,764,127)		66,538,110

FOREIGN GOVERNMENT OBLIGATIONS[a] — 53.44%

ARGENTINA — 4.51%
Argentine Republic Government International Bond
2.50%, 12/31/38[c]	644	396,704
2.50%, 12/31/38[c]	485	298,760
6.25%, 04/22/19[b]	750	792,375
6.63%, 07/06/28[b]	150	144,150
6.88%, 04/22/21[b]	1,050	1,116,675
7.13%, 07/06/36[b]	500	470,500
7.50%, 04/22/26[b]	1,650	1,722,600
7.63%, 04/22/46[b]	750	741,375
8.28%, 12/31/33	477	504,103
8.28%, 12/31/33	182	186,366
8.28%, 12/31/33	700	739,845

		7,113,453
AZERBAIJAN — 0.13%
State Oil Co. of the Azerbaijan Republic
6.95%, 03/18/30[b]	200	210,800

		210,800

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
BAHRAIN — 1.53%
Bahrain Government International Bond
5.50%, 03/31/20[b]	$200	$209,332
5.88%, 01/26/21[b]	450	469,615
6.00%, 09/19/44[b]	200	167,856
6.13%, 07/05/22[b]	200	209,428
6.13%, 08/01/23[b]	400	417,144
7.00%, 01/26/26[b]	500	525,000
7.00%, 10/12/28[b]	400	409,982

		2,408,357
BRAZIL — 5.37%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[b]	400	405,260
5.50%, 07/12/20[b]	200	210,522
5.75%, 09/26/23[b]	300	310,500
6.50%, 06/10/19[b]	200	213,600
Brazilian Government International Bond
2.63%, 01/05/23	1,000	910,000
4.25%, 01/07/25	900	873,000
4.88%, 01/22/21	780	811,980
5.00%, 01/27/45	900	769,500
5.63%, 01/07/41	650	607,750
5.63%, 02/21/47	200	186,000
5.88%, 01/15/19	400	429,000
6.00%, 04/07/26	500	535,750
7.13%, 01/20/37	750	823,125
8.25%, 01/20/34	200	240,000
8.25%, 01/20/34	150	180,000
8.75%, 02/04/25	100	124,500
8.88%, 10/14/19	300	349,500
8.88%, 04/15/24	150	186,000
10.13%, 05/15/27	225	311,062

		8,477,049
COSTA RICA — 0.72%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	200	189,500
4.38%, 04/30/25[b]	400	367,000
7.00%, 04/04/44[b]	200	192,442
7.16%, 03/12/45[b]	400	389,112

		1,138,054

Security	Principal (000s)	Value
CROATIA — 1.58%
Croatia Government International Bond
5.50%, 04/04/23[b]	$600	$638,130
6.00%, 01/26/24[b]	600	656,652
6.38%, 03/24/21[b]	400	437,500
6.63%, 07/14/20[b]	500	546,835
6.75%, 11/05/19[b]	200	217,700

		2,496,817
DOMINICAN REPUBLIC — 1.74%
Dominican Republic International Bond
5.50%, 01/27/25[b]	300	297,891
5.88%, 04/18/24[b]	300	307,704
6.60%, 01/28/24[b]	100	107,000
6.85%, 01/27/45[b]	490	481,827
6.88%, 01/29/26[b]	700	746,935
7.45%, 04/30/44[b]	450	474,750
7.50%, 05/06/21[b]	300	330,000

		2,746,107
ECUADOR — 1.11%
Ecuador Government International Bond
7.95%, 06/20/24[b]	$665	$658,350
9.65%, 12/13/26[b]	200	211,000
10.50%, 03/24/20[b]	400	437,000
10.75%, 03/28/22[b]	400	449,000

		1,755,350
EGYPT — 0.52%
Egypt Government International Bond
5.75%, 04/29/20[b]	360	367,200
5.88%, 06/11/25[b]	400	368,260
6.88%, 04/30/40[b]	100	88,710

		824,170
EL SALVADOR — 0.94%
El Salvador Government International Bond
5.88%, 01/30/25[b]	250	218,255
6.38%, 01/18/27[b]	300	263,250
7.38%, 12/01/19[b]	250	250,625
7.63%, 02/01/41[b]	150	130,736
7.65%, 06/15/35[b]	130	114,257
7.65%, 06/15/35[b]	150	131,835
7.75%, 01/24/23[b]	175	174,562
8.25%, 04/10/32[b]	200	192,000

		1,475,520

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
GHANA — 0.91%
Ghana Government International Bond
7.88%, 08/07/23[b]	$400	$390,520
8.13%, 01/18/26[b]	400	390,324
9.25%, 09/15/22[b]	400	422,592
10.75%, 10/14/30[b]	200	235,700

		1,439,136
GUATEMALA — 0.32%
Guatemala Government Bond
4.50%, 05/03/26[b]	200	193,280
4.88%, 02/13/28[b]	100	97,985
5.75%, 06/06/22[b]	200	214,396

		505,661
INDONESIA — 5.90%
Indonesia Government International Bond
3.38%, 04/15/23[b]	400	393,338
3.75%, 04/25/22[b]	300	304,098
4.13%, 01/15/25[b]	400	402,312
4.35%, 01/08/27[b]	400	406,120
4.63%, 04/15/43[b]	400	392,493
4.75%, 01/08/26[b]	800	837,561
4.88%, 05/05/21[b]	1,092	1,162,230
5.13%, 01/15/45[b]	400	401,621
5.25%, 01/17/42[b]	800	819,025
5.25%, 01/08/47[b]	400	409,601
5.38%, 10/17/23[b]	200	218,497
5.88%, 03/13/20[b]	496	543,097
5.88%, 01/15/24[b]	200	223,164
5.95%, 01/08/46[b]	200	225,210
6.63%, 02/17/37[b]	240	283,318
6.75%, 01/15/44[b]	600	740,662
7.75%, 01/17/38[b]	450	596,362
8.50%, 10/12/35[b]	200	277,626
8.50%, 10/12/35[b]	100	138,813
11.63%, 03/04/19[b]	450	538,036

		9,313,184
IVORY COAST — 0.36%
Ivory Coast Government International Bond
5.38%, 07/23/24[b]	400	378,460
6.38%, 03/03/28[b]	200	194,584

		573,044

Security	Principal (000s)	Value
JAMAICA — 0.74%
Jamaica Government International Bond
6.75%, 04/28/28	$200	$221,214
7.63%, 07/09/25	200	230,904
7.88%, 07/28/45	200	222,094
8.00%, 03/15/39	443	496,173

		1,170,385
JORDAN — 0.25%
Jordan Government International Bond
5.75%, 01/31/27[b]	200	190,628
6.13%, 01/29/26[b]	200	200,708

		391,336
LEBANON — 3.78%
Lebanese Republic
6.85%, 05/25/29	100	98,520
Lebanon Government International Bond
5.15%, 11/12/18[b]	150	150,108
5.45%, 11/28/19[b]	300	298,392
5.50%, 04/23/19	200	201,040
5.80%, 04/14/20[b]	100	99,414
6.00%, 05/20/19[b]	300	302,928
6.00%, 01/27/23[b]	300	296,310
6.10%, 10/04/22[b]	500	494,840
6.15%, 06/19/20	100	100,500
6.20%, 02/26/25[b]	300	290,808
6.25%, 05/27/22	300	299,004
6.25%, 11/04/24[b]	125	122,350
6.38%, 03/09/20	200	203,208
6.60%, 11/27/26[b]	300	294,000
6.65%, 04/22/24[b]	840	841,613
6.65%, 11/03/28[b]	250	243,790
6.65%, 02/26/30[b]	500	486,320
6.75%, 11/29/27[b]	450	445,176
7.05%, 11/02/35[b]	100	99,000
8.25%, 04/12/21[b]	150	162,083
8.25%, 04/12/21[b]	400	432,222

		5,961,626
MOROCCO — 0.39%
Morocco Government International Bond
4.25%, 12/11/22[b]	400	410,600
5.50%, 12/11/42[b]	200	209,134

		619,734

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
NIGERIA — 0.25%
Nigeria Government International Bond
5.13%, 07/12/18[b]	$200	$202,128
6.38%, 07/12/23[b]	200	195,260

		397,388
PAKISTAN — 0.59%
Pakistan Government International Bond
7.25%, 04/15/19[b]	400	427,851
8.25%, 04/15/24[b]	450	498,947

		926,798
RUSSIA — 5.93%
Russian Foreign Bond-Eurobond
3.50%, 01/16/19[b]	400	408,600
4.50%, 04/04/22[b]	1,000	1,043,870
4.88%, 09/16/23[b]	600	635,460
5.00%, 04/29/20[b]	700	747,250
5.63%, 04/04/42[b]	600	650,148
5.88%, 09/16/43[b]	400	449,000
7.50%, 03/31/30[b,c]	3,118	3,739,626
11.00%, 07/24/18[b]	500	567,015
12.75%, 06/24/28[b]	650	1,116,050

		9,357,019
SENEGAL — 0.14%
Senegal Government International Bond
8.75%, 05/13/21[b]	200	221,144

		221,144
SERBIA — 1.02%
Serbia International Bond
4.88%, 02/25/20[b]	700	718,375
5.88%, 12/03/18[b]	200	209,750
7.25%, 09/28/21[b]	600	676,500

		1,604,625
SRI LANKA — 1.68%
Sri Lanka Government International Bond
5.75%, 01/18/22[b]	600	600,370
5.88%, 07/25/22[b]	328	328,601
6.00%, 01/14/19[b]	400	412,313
6.13%, 06/03/25[b]	200	191,795
6.25%, 10/04/20[b]	300	308,546

Security	Principal (000s)	Value
6.25%, 07/27/21[b]	$200	$204,411
6.83%, 07/18/26[b]	400	399,048
6.85%, 11/03/25[b]	200	199,780

		2,644,864
TURKEY — 7.44%
Export Credit Bank of Turkey
5.00%, 09/23/21[b]	200	193,996
5.38%, 02/08/21[b]	400	397,000
Turkey Government International Bond
3.25%, 03/23/23	400	357,108
4.25%, 04/14/26	600	536,880
4.88%, 10/09/26	1,000	931,880
4.88%, 04/16/43	800	652,312
5.13%, 03/25/22	600	597,870
5.63%, 03/30/21	350	360,220
5.63%, 03/30/21	100	102,920
5.75%, 03/22/24	700	705,250
6.00%, 03/25/27	400	403,282
6.00%, 01/14/41	600	560,299
6.25%, 09/26/22	600	627,486
6.63%, 02/17/45	750	756,030
6.75%, 04/03/18	250	259,750
6.75%, 05/30/40	275	280,115
6.75%, 05/30/40	150	152,790
6.88%, 03/17/36	620	641,700
7.00%, 03/11/19	500	530,995
7.00%, 06/05/20	250	269,500
7.00%, 06/05/20	50	53,900
7.25%, 03/05/38	200	214,798
7.38%, 02/05/25	320	352,678
7.38%, 02/05/25	350	385,742
7.50%, 11/07/19	400	434,000
8.00%, 02/14/34	263	301,793
11.88%, 01/15/30	200	299,746
11.88%, 01/15/30	250	374,682

		11,734,722
UKRAINE — 2.50%
Ukraine Government International Bond
7.75%, 09/01/19[b]	500	497,250
7.75%, 09/01/20[b]	540	528,185
7.75%, 09/01/21[b]	400	386,600
7.75%, 09/01/22[b]	400	382,200

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2017

Security	Principal (000s)	Value
7.75%, 09/01/23[b]	$325	$307,496
7.75%, 09/01/24[b]	563	526,779
7.75%, 09/01/25[b]	505	469,690
7.75%, 09/01/26[b]	200	185,000
7.75%, 09/01/27[b]	500	460,660
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/25[b]	200	191,900

		3,935,760
VENEZUELA — 2.68%
Venezuela Government International Bond
6.00%, 12/09/20[b]	430	225,750
7.00%, 12/01/18[b]	300	219,810
7.00%, 03/31/38[b]	200	89,000
7.65%, 04/21/25[b]	508	235,610
7.75%, 10/13/19[b]	339	204,248
7.75%, 10/13/19[b]	260	156,650
8.25%, 10/13/24[b]	550	261,250
9.00%, 05/07/23[b]	287	145,308
9.25%, 09/15/27	450	238,500
9.25%, 09/15/27	540	286,200
9.25%, 05/07/28[b]	640	307,200
9.38%, 01/13/34	510	247,605
11.75%, 10/21/26[b]	810	475,875
11.95%, 08/05/31[b]	1,020	594,150
12.75%, 08/23/22[b]	675	442,125
13.63%, 08/15/18	115	98,900

		4,228,181
VIETNAM — 0.41%
Vietnam Government International Bond
4.80%, 11/19/24[b]	200	201,518
6.75%, 01/29/20[b]	400	435,971

		637,489
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $85,519,377)		84,307,773

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 1.89%

MONEY MARKET FUNDS — 1.89%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	2,975	$2,974,587

		2,974,587

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,974,587)		2,974,587

TOTAL INVESTMENTS IN SECURITIES — 97.51%
(Cost: $154,258,091)[f]		153,820,470
Other Assets, Less Liabilities — 2.49%		3,934,821

NET ASSETS — 100.00%		$157,755,291

CMT — Constant Maturity Treasury

VRN — Variable Rate Note

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	The cost of investments for federal income tax purposes was $154,416,026. Net unrealized depreciation was $595,556, of which $2,468,651 represented gross unrealized appreciation on securities and $3,064,207 represented gross unrealized depreciation on securities.

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$66,538,110	$—	$66,538,110
Foreign government obligations	—	84,307,773	—	84,307,773
Money market funds	2,974,587	—	—	2,974,587

Total	$2,974,587	$150,845,883	$—	$153,820,470

18

Schedule of Investments  (Unaudited)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

January 31, 2017

Security		Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS — 95.86%

BRAZIL — 14.39%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/17	BRL	33,445	$10,164,392
0.00%, 01/01/18	BRL	19,028	5,513,498
0.00%, 07/01/18	BRL	12,998	3,595,806
0.00%, 01/01/19	BRL	12,457	3,282,823
0.00%, 07/01/20	BRL	13,000	2,931,501
Brazil Notas do Tesouro Nacional
Series F
10.00%, 01/01/18	BRL	389	122,943
10.00%, 01/01/19	BRL	9,197	2,910,779
10.00%, 01/01/21	BRL	9,998	3,123,523
10.00%, 01/01/23	BRL	13,878	4,259,927
10.00%, 01/01/25	BRL	7,519	2,285,097
10.00%, 01/01/27	BRL	12,568	3,788,033
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	147,832
10.25%, 01/10/28	BRL	1,420	444,110
12.50%, 01/05/22	BRL	1,633	560,696

			43,130,960
CHILE — 0.32%
Bonos del Banco Central de Chile en Pesos
4.50%, 04/01/20	CLP	150,000	238,649
4.50%, 06/01/20	CLP	185,000	294,670
6.00%, 02/01/21	CLP	140,000	235,389
Chile Government International Bond
5.50%, 08/05/20	CLP	123,000	201,329

			970,037

COLOMBIA — 4.32%
Colombia Government International Bond
7.75%, 04/14/21	COP	496,000	178,082
9.85%, 06/28/27	COP	2,058,000	868,855
Colombian TES
5.00%, 11/21/18	COP	1,300,000	435,982
6.00%, 04/28/28	COP	1,975,000	626,017
7.00%, 09/11/19	COP	2,508,000	872,039
7.00%, 05/04/22	COP	3,096,000	1,082,983
7.50%, 08/26/26	COP	6,080,800	2,175,260
7.75%, 09/18/30	COP	4,023,000	1,467,929
10.00%, 07/24/24	COP	7,259,000	2,964,189
11.00%, 07/24/20	COP	4,252,300	1,658,108
11.25%, 10/24/18	COP	1,681,200	620,195

			12,949,639

Security		Principal (000s)	Value

CZECH REPUBLIC — 4.33%
Czech Republic Government Bond
1.50%, 10/29/19[a]	CZK	32,590	$1,369,346
3.75%, 09/12/20[a]	CZK	21,670	993,769
3.85%, 09/29/21[a]	CZK	33,810	1,606,521
4.00%, 04/11/17[a]	CZK	19,820	799,159
4.20%, 12/04/36[a]	CZK	5,520	348,784
4.60%, 08/18/18[a]	CZK	15,850	686,584
4.70%, 09/12/22[a]	CZK	78,770	3,992,985
5.00%, 04/11/19[a]	CZK	14,330	641,746
5.70%, 05/25/24[a]	CZK	45,310	2,541,841

			12,980,735
HUNGARY — 4.01%
Hungary Government Bond
2.50%, 10/27/21	HUF	573,000	2,046,413
3.50%, 06/24/20	HUF	318,830	1,190,277
4.00%, 04/25/18	HUF	94,090	342,985
5.50%, 12/20/18	HUF	211,430	806,948
5.50%, 06/24/25	HUF	274,780	1,120,170
6.00%, 11/24/23	HUF	358,850	1,517,263
6.50%, 06/24/19	HUF	315,070	1,245,951
6.75%, 11/24/17	HUF	76,310	279,846
7.00%, 06/24/22	HUF	406,160	1,768,325
7.50%, 11/12/20	HUF	396,400	1,681,027

			11,999,205
INDONESIA — 4.31%
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	22,836,000	1,538,191
6.63%, 05/15/33	IDR	20,316,000	1,315,896
7.00%, 05/15/22	IDR	14,846,000	1,095,974
7.88%, 04/15/19	IDR	11,195,000	853,126
8.25%, 06/15/32	IDR	12,556,000	949,394
8.38%, 03/15/24	IDR	13,138,000	1,017,429
8.38%, 09/15/26	IDR	6,000,000	470,712
8.38%, 03/15/34	IDR	10,374,000	792,977
8.75%, 02/15/44	IDR	2,000,000	153,037
9.00%, 03/15/29	IDR	4,000,000	321,821
9.50%, 07/15/31	IDR	13,698,000	1,143,533
10.00%, 07/15/17	IDR	3,100,000	236,561
10.00%, 09/15/24	IDR	5,860,000	492,029
10.00%, 02/15/28	IDR	9,815,000	846,813
10.50%, 07/15/38	IDR	4,860,000	438,086
11.00%, 11/15/20	IDR	1,748,000	146,591
11.00%, 09/15/25	IDR	8,485,000	760,470
Perusahaan Penerbit SBSN Indonesia
7.75%, 01/25/18	IDR	4,650,000	353,543

			12,926,183

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

January 31, 2017

Security		Principal (000s)	Value
ISRAEL — 4.26%
Israel Government Bond — Fixed
1.75%, 08/31/25	ILS	4,970	$1,281,640
2.25%, 05/31/19	ILS	4,169	1,152,063
4.25%, 03/31/23	ILS	8,563	2,643,581
5.00%, 01/31/20	ILS	7,759	2,324,946
5.50%, 02/28/17	ILS	5,850	1,558,812
5.50%, 01/31/42	ILS	3,246	1,170,998
6.00%, 02/28/19	ILS	2,752	815,014
6.25%, 10/30/26	ILS	5,040	1,811,531

			12,758,585
MALAYSIA — 4.39%
Malaysia Government Bond
3.26%, 03/01/18	MYR	11,700	2,647,272
3.48%, 03/15/23	MYR	2,859	629,425
3.49%, 03/31/20	MYR	1,773	399,707
3.50%, 05/31/27	MYR	2,404	503,768
4.01%, 09/15/17	MYR	12,207	2,772,817
4.05%, 09/30/21	MYR	840	192,623
4.13%, 04/15/32	MYR	2,676	566,887
4.39%, 04/15/26	MYR	9,964	2,272,453
4.50%, 04/15/30	MYR	840	189,006
4.94%, 09/30/43	MYR	1,975	448,148
5.73%, 07/30/19	MYR	4,418	1,051,463
Malaysia Government Investment Issue
4.17%, 04/30/21	MYR	3,978	913,050
4.44%, 05/22/24	MYR	2,500	572,226

			13,158,845
MEXICO — 4.19%
Mexican Bonos
7.50%, 06/03/27	MXN	72,805	3,486,266
7.75%, 12/14/17	MXN	4,651	226,411
7.75%, 05/29/31	MXN	22,969	1,096,943
7.75%, 11/13/42	MXN	27,871	1,306,017
8.00%, 06/11/20	MXN	38,688	1,920,644
8.00%, 12/07/23	MXN	9,446	471,765
8.50%, 12/13/18	MXN	9,643	478,404
8.50%, 11/18/38	MXN	6,451	325,765
10.00%, 12/05/24	MXN	33,520	1,867,664
10.00%, 11/20/36	MXN	10,297	593,626
United Mexican States
6.50%, 06/09/22	MXN	16,799	784,181

			12,557,686

Security		Principal (000s)	Value
PERU — 1.89%
Peru Government Bond
5.70%, 08/12/24	PEN	3,205	$979,629
6.35%, 08/12/28	PEN	4,200	1,297,117
6.85%, 02/12/42	PEN	2,310	706,446
6.90%, 08/12/37	PEN	2,481	775,326
8.20%, 08/12/26	PEN	5,390	1,895,348

			5,653,866
PHILIPPINES — 4.44%
Philippine Government Bond
2.13%, 05/23/18	PHP	3,700	73,629
2.88%, 05/22/17	PHP	26,500	532,849
3.38%, 08/20/20	PHP	34,440	686,032
3.50%, 03/20/21	PHP	11,000	218,767
3.50%, 04/21/23	PHP	29,500	574,149
3.63%, 09/09/25	PHP	36,040	689,442
3.88%, 11/22/19	PHP	50,960	1,035,727
4.00%, 12/06/22	PHP	49,760	986,281
4.13%, 08/20/24	PHP	50,000	992,635
4.63%, 09/09/40	PHP	38,450	749,089
6.38%, 01/19/22	PHP	25,608	567,750
7.00%, 03/31/17	PHP	23,140	468,547
8.00%, 07/19/31	PHP	45,500	1,255,842
8.13%, 12/16/35	PHP	31,477	875,584
8.50%, 11/29/32	PHP	45,430	1,292,553
Philippine Government International Bond
4.95%, 01/15/21	PHP	52,000	1,065,809
6.25%, 01/14/36	PHP	57,000	1,243,657

			13,308,342

POLAND — 4.10%
Republic of Poland Government Bond
1.50%, 04/25/20	PLN	6,850	1,657,868
2.50%, 07/25/26	PLN	3,300	742,183
3.25%, 07/25/19	PLN	4,877	1,247,274
3.25%, 07/25/25	PLN	5,617	1,359,480
3.75%, 04/25/18	PLN	3,360	860,692
4.00%, 10/25/23	PLN	6,866	1,769,715
4.75%, 04/25/17	PLN	1,875	472,040
5.25%, 10/25/20	PLN	3,121	850,088
5.50%, 10/25/19	PLN	3,477	941,414
5.75%, 09/23/22	PLN	8,448	2,378,637

			12,279,391

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

January 31, 2017

Security		Principal (000s)	Value

ROMANIA — 3.07%
Romania Government Bond
3.25%, 03/22/21	RON	8,320	$2,034,117
4.75%, 06/24/19	RON	8,635	2,214,764
5.60%, 11/28/18	RON	8,710	2,242,928
5.80%, 07/26/27	RON	3,750	1,027,337
5.85%, 04/26/23	RON	2,710	738,142
5.90%, 07/26/17	RON	1,710	420,635
6.75%, 06/11/17	RON	2,110	517,312

			9,195,235

RUSSIA — 4.25%
Russian Federal Bond — OFZ
6.70%, 05/15/19	RUB	53,887	871,731
6.80%, 12/11/19	RUB	43,838	707,330
7.00%, 01/25/23	RUB	239,766	3,804,540
7.05%, 01/19/28	RUB	60,500	931,218
7.40%, 04/19/17	RUB	31,661	525,097
7.40%, 06/14/17	RUB	6,786	112,234
7.50%, 03/15/18	RUB	31,633	522,244
7.50%, 02/27/19	RUB	48,600	800,605
7.60%, 04/14/21	RUB	168,807	2,771,070
8.15%, 02/03/27	RUB	64,366	1,085,330
8.50%, 09/17/31	RUB	2,000	33,948
Russian Foreign Bond-Eurobond
7.85%, 03/10/18[a]	RUB	35,000	576,835

			12,742,182

SOUTH AFRICA — 4.31%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	26,469	1,410,751
6.50%, 02/28/41	ZAR	15,175	806,254
6.75%, 03/31/21	ZAR	1,000	70,608
7.25%, 01/15/20	ZAR	6,888	501,434
8.00%, 12/21/18	ZAR	3,471	258,138
8.00%, 01/31/30	ZAR	49,687	3,345,361
8.25%, 09/15/17	ZAR	6,282	467,413
8.50%, 01/31/37	ZAR	17,880	1,202,377
8.75%, 02/28/48	ZAR	7,332	498,810
10.50%, 12/21/26	ZAR	53,070	4,365,482

			12,926,628

SOUTH KOREA — 20.74%
Korea Monetary Stabilization Bond
1.71%, 04/02/17	KRW	742,220	639,046
1.96%, 02/02/17	KRW	2,560,000	2,202,931

Security		Principal (000s)	Value
Korea Treasury Bond
2.75%, 09/10/17	KRW	10,745,810	$9,317,258
2.75%, 03/10/18	KRW	5,832,000	5,084,444
2.75%, 12/10/44	KRW	3,577,110	3,401,594
3.00%, 03/10/23	KRW	2,716,000	2,467,211
3.00%, 12/10/42	KRW	4,996,190	4,955,046
3.13%, 03/10/19	KRW	5,876,050	5,208,200
3.50%, 03/10/17	KRW	1,599,830	1,379,700
3.50%, 03/10/24	KRW	5,728,280	5,379,240
3.75%, 06/10/22	KRW	2,788,000	2,618,623
3.75%, 12/10/33	KRW	1,665,410	1,737,954
4.00%, 12/10/31	KRW	1,939,000	2,042,232
4.25%, 06/10/21	KRW	2,947,000	2,786,527
4.75%, 12/10/30	KRW	1,450,860	1,622,701
5.00%, 06/10/20	KRW	2,626,680	2,495,854
5.25%, 03/10/27	KRW	1,827,000	2,003,804
5.50%, 09/10/17	KRW	2,179,600	1,920,677
5.50%, 12/10/29	KRW	1,484,790	1,741,118
5.75%, 09/10/18	KRW	3,427,680	3,140,895

			62,145,055

THAILAND — 4.23%
Thailand Government Bond
2.88%, 06/17/46	THB	6,000	147,979
3.58%, 12/17/27	THB	77,286	2,320,468
3.65%, 12/17/21	THB	22,940	696,390
3.78%, 06/25/32	THB	29,808	889,575
3.80%, 06/14/41	THB	8,368	252,029
3.85%, 12/12/25	THB	42,949	1,329,260
3.88%, 06/13/19	THB	43,950	1,311,397
4.26%, 12/12/37[a]	THB	26,170	828,387
4.68%, 06/29/44	THB	3,500	119,174
4.85%, 06/17/61	THB	14,748	534,321
4.88%, 06/22/29	THB	49,500	1,667,254
5.13%, 03/13/18	THB	21,938	647,679
5.67%, 03/13/28	THB	16,395	575,473
6.15%, 07/07/26	THB	37,899	1,360,909

			12,680,295

TURKEY — 4.31%
Turkey Government Bond
6.30%, 02/14/18	TRY	8,616	2,183,468
8.00%, 03/12/25	TRY	2,652	599,658
8.50%, 07/10/19	TRY	6,658	1,675,244
8.50%, 09/14/22	TRY	2,890	693,306
8.70%, 07/11/18	TRY	1,000	256,845

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

January 31, 2017

Security		Principal or Shares (000s)	Value
8.80%, 09/27/23	TRY	5,579	$1,341,422
9.00%, 03/08/17	TRY	4,492	1,187,696
9.00%, 07/24/24	TRY	6,555	1,585,243
9.50%, 01/12/22	TRY	4,650	1,171,815
10.50%, 01/15/20	TRY	5,403	1,421,594
10.60%, 02/11/26	TRY	3,000	789,471

			12,905,762
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $302,962,240)			287,268,631

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[b,c]		75	74,917

			74,917

TOTAL SHORT-TERM INVESTMENTS
(Cost: $74,917)			74,917

Security	Value
TOTAL INVESTMENTS IN SECURITIES — 95.88%
(Cost: $303,037,157)[d]	$287,343,548
Other Assets, Less Liabilities — 4.12%	12,345,203

NET ASSETS — 100.00%	$299,688,751

Currency Abbreviations:

BRL — Brazilian Real
CLP — Chilean Peso
COP — Colombian Peso
CZK — Czech Koruna
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
PEN — Peru Nuevo Sol
PHP — Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RUB — New Russian Ruble
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $309,836,141. Net unrealized depreciation was $22,492,593, of which $8,635,412 represented gross unrealized appreciation on securities and $31,128,005 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Foreign government obligations	$—	$287,268,631	$—	$287,268,631
Money market funds	74,917	—	—	74,917

Total	$74,917	$287,268,631	$—	$287,343,548

22

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
CORPORATE BONDS & NOTES — 95.97%

AUSTRALIA — 0.09%
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (Call 04/01/17)[a,b]	USD	40	$41,550
Origin Energy Finance Ltd.
VRN, (5 year EUR Swap + 3.670%)
4.00%, 09/16/74 (Call 09/16/19)[c]	EUR	100	107,194

			148,744

AUSTRIA — 0.28%
Raiffeisen Bank International AG
6.00%, 10/16/23[c]	EUR	100	119,047
6.63%, 05/18/21	EUR	100	122,682
VRN, (5 year EUR Swap + 3.300%)
4.50%, 02/21/25 (Call 02/21/20)[c]	EUR	100	109,679
Raiffeisenlandesbank Niederoesterreich-Wien AG
5.88%, 11/27/23[c]	EUR	100	115,638

			467,046

BELGIUM — 0.21%
Barry Callebaut Services NV
5.63%, 06/15/21[c]	EUR	100	130,597
Ethias SA
5.00%, 01/14/26[c]	EUR	100	103,037
Nyrstar Netherlands Holdings BV
8.50%, 09/15/19[c]	EUR	100	117,884

			351,518

CANADA — 3.59%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a]	USD	200	205,076
6.00%, 04/01/22 (Call 10/01/17)[a]	USD	275	286,274
Air Canada
4.75%, 10/06/23 (Call 10/06/19)[a]	CAD	25	19,008
7.75%, 04/15/21[a,b]	USD	25	28,132

Security	Principal (000s)		Value
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	50	$37,488
Bombardier Inc.
4.75%, 04/15/19[a]	USD	50	50,747
5.75%, 03/15/22[a]	USD	50	48,779
6.00%, 10/15/22 (Call 04/15/17)[a,b]	USD	150	146,850
6.13%, 05/15/21[c]	EUR	100	113,999
6.13%, 01/15/23[a]	USD	225	218,742
7.50%, 03/15/25 (Call 03/15/20)[a,b]	USD	225	225,562
7.75%, 03/15/20[a]	USD	100	106,021
8.75%, 12/01/21[a]	USD	225	243,281
Brookfield Residential Properties Inc.
6.13%, 05/15/23 (Call 05/15/18)[a]	CAD	50	38,447
6.50%, 12/15/20 (Call 03/03/17)[a,b]	USD	50	51,403
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a,b]	USD	75	76,309
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	25	19,982
Cascades Inc.
5.50%, 07/15/21 (Call 07/15/17)[a]	CAD	25	19,930
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	USD	50	48,750
3.80%, 09/15/23 (Call 06/15/23)	USD	50	49,630
5.70%, 10/15/1[9]	USD	200	216,094
Concordia International Corp.
7.00%, 04/15/23 (Call 04/15/18)[a]	USD	50	18,500
9.50%, 10/21/22 (Call 12/15/18)[a]	USD	75	31,828
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)	USD	150	153,600
6.75%, 01/01/20 (Call 03/03/17)	USD	50	51,675

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Cott Corp.
5.50%, 07/01/24 (Call 07/01/19)[c]	EUR	100	$114,266
Enbridge Inc.
Series 16-A VRN,
(3 mo. LIBOR US + 3.890%)
6.00%, 01/15/77 (Call 01/15/27)	USD	125	126,432
Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 03/02/17)[a]	CAD	25	19,032
Gibson Energy Inc.
5.38%, 07/15/22 (Call 07/15/17)[a]	CAD	50	38,483
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[a]	CAD	50	40,029
Iron Mountain Canada Operations ULC
5.38%, 09/15/23 (Call 09/15/19)[a]	CAD	25	19,703
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a]	USD	150	133,500
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	USD	50	51,999
5.95%, 03/15/24 (Call 12/15/23)[b]	USD	55	57,702
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a]	USD	50	53,000
7.88%, 11/01/22 (Call 11/01/18)[a]	USD	75	81,750
Mattamy Group Corp.
6.88%, 11/15/20 (Call 03/02/17)[a]	CAD	50	39,310
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	USD	175	162,130
6.50%, 03/15/21 (Call 03/15/17)[a]	USD	75	76,958
6.50%, 01/15/25 (Call 01/15/20)[a,b]	USD	125	126,250
7.00%, 03/31/24 (Call 09/30/18)[a,b]	USD	125	117,078

Security	Principal (000s)		Value
Newalta Corp. Series 2
7.75%, 11/14/19 (Call 03/02/17)	CAD	22	$16,115
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a]	USD	50	50,250
5.25%, 08/01/23 (Call 08/01/18)[a]	USD	150	155,250
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/18)[a]	USD	50	52,000
5.88%, 06/01/26 (Call 06/01/21)[a]	USD	180	188,550
Parkland Fuel Corp.
5.75%, 09/16/24 (Call 09/16/19)[a]	CAD	25	20,014
6.00%, 11/21/22 (Call 11/21/17)	CAD	50	40,173
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)	USD	25	24,396
6.63%, 11/15/20 (Call 03/03/17)	USD	30	30,583
Quebecor Media Inc.
5.75%, 01/15/23	USD	75	78,443
6.63%, 01/15/23[a]	CAD	100	81,879
7.38%, 01/15/21 (Call 03/02/17)	CAD	50	39,406
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)[a]	CAD	25	19,623
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[a]	USD	50	53,352
6.88%, 06/30/23 (Call 06/30/18)[a]	USD	25	26,721
Superior Plus LP
6.50%, 12/09/21 (Call 12/09/17)	CAD	25	20,134
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	USD	100	97,375
4.50%, 01/15/21 (Call 10/15/20)	USD	50	50,848

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
4.75%, 01/15/22 (Call 10/15/21)	USD	50	$51,250
8.00%, 06/01/21 (Call 06/01/18)[a]	USD	80	88,200
8.50%, 06/01/24 (Call 06/01/19)[a]	USD	150	174,188
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 03/02/17)	CAD	25	19,519
Valeant Pharmaceuticals International Inc.
5.63%, 12/01/21 (Call 03/03/17)[a]	USD	175	138,469
6.75%, 08/15/18 (Call 03/03/17)[a,b]	USD	300	295,500
7.50%, 07/15/21 (Call 03/03/17)[a]	USD	200	173,000
Videotron Ltd.
5.00%, 07/15/22	USD	75	78,399
5.38%, 06/15/24 (Call 03/15/24)[a,b]	USD	50	52,269
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	40,017
5.75%, 01/15/26 (Call 09/15/20)[c]	CAD	25	20,086
Yellow Pages Digital & Media Solutions Ltd.
9.25%, 11/30/18 (Call 03/02/17)	CAD	28	21,712

			5,961,450
CYPRUS — 0.07%
Bank of Cyprus PCL Series EMTN
VRN, (5 year EUR Swap + 9.176%)
9.25%, 01/19/27 (Call 01/19/22)[c]	EUR	100	113,744

			113,744

DENMARK — 0.06%
TDC A/S
VRN, (5 year EUR Swap + 3.110%)
3.50%, 02/26/49 (Call 02/26/21)[c]	EUR	100	105,865

			105,865

Security	Principal (000s)		Value

FINLAND — 0.26%
Nokia OYJ
5.38%, 05/15/19	USD	75	$79,018
6.75%, 02/04/19[c]	EUR	100	121,421
Outokumpu OYJ
7.25%, 06/16/21 (Call 06/16/18)[c]	EUR	100	118,969
Stora Enso OYJ
2.13%, 06/16/23 (Call 03/16/23)[c]	EUR	100	109,586

			428,994

FRANCE — 4.01%
3AB Optique Developpement SAS
5.63%, 04/15/19 (Call 03/02/17)[c]	EUR	100	109,479
Areva SA
3.25%, 09/04/20[c]	EUR	100	108,599
3.50%, 03/22/21	EUR	100	108,851
Autodis SA
4.38%, 05/01/22 (Call 05/01/18)[c]	EUR	100	111,648
BiSoho SAS
5.88%, 05/01/23 (Call 05/01/19)[c]	EUR	100	116,318
Casino Guichard Perrachon SA
3.25%, 03/07/24 (Call 12/07/23)[c]	EUR	200	238,718
3.99%, 03/09/20	EUR	200	244,782
4.05%, 08/05/26 (Call 05/05/26)[c]	EUR	100	115,051
4.41%, 08/06/19[c]	EUR	100	118,835
4.56%, 01/25/23[c]	EUR	100	121,084
5.98%, 05/26/21	EUR	100	127,472
CMA CGM SA
8.75%, 12/15/18 (Call 03/02/17)[c]	EUR	100	110,027
ContourGlobal Power Holdings SA
5.13%, 06/15/21 (Call 06/15/18)[c]	EUR	100	114,578
Credit Agricole SA
VRN, (3 mo. LIBOR US + 6.982%)
8.38%, 10/29/49 (Call 10/13/19)[a]	USD	100	110,046

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Elis SA
3.00%, 04/30/22 (Call 04/30/18)[c]	EUR	100	$111,157
Faurecia
3.13%, 06/15/22 (Call 06/15/18)[c]	EUR	100	111,235
3.63%, 06/15/23 (Call 06/15/19)[c]	EUR	100	112,494
Groupama SA
6.00%, 01/23/27	EUR	100	110,855
VRN, (3 mo. Euribor + 5.360%)
7.88%, 10/27/39 (Call 10/27/19)	EUR	100	117,042
Groupe Fnac SA
3.25%, 09/30/23 (Call 09/30/19)[c]	EUR	100	111,436
Holding Medi-Partenaires SAS
7.00%, 05/15/20 (Call 02/10/17)[c]	EUR	100	113,602
HomeVi SAS
6.88%, 08/15/21 (Call 08/15/17)[c]	EUR	100	114,840
Labeyrie Fine Foods SAS
5.63%, 03/15/21 (Call 03/15/17)[c]	EUR	100	110,567
Loxam SAS
4.88%, 07/23/21 (Call 07/23/17)[c]	EUR	100	111,775
Mobilux Finance SAS
5.50%, 11/15/24 (Call 11/15/19)[c]	EUR	100	112,318
NEW Areva Holding SA
3.13%, 03/20/23 (Call 12/20/22)[c]	EUR	200	208,405
4.88%, 09/23/24	EUR	100	111,110
Nexans SA
3.25%, 05/26/21 (Call 02/26/21)[c]	EUR	100	114,120
Peugeot SA
2.38%, 04/14/23[c]	EUR	100	112,505
6.50%, 01/18/19[c]	EUR	100	120,969
Rexel SA
3.50%, 06/15/23 (Call 06/15/19)[c]	EUR	100	112,300

Security	Principal (000s)		Value
SFR Group SA
5.38%, 05/15/22 (Call 05/15/17)[c]	EUR	200	$225,445
5.63%, 05/15/24 (Call 05/15/19)[c]	EUR	100	114,052
6.00%, 05/15/22 (Call 05/15/17)[a,b]	USD	600	616,500
6.25%, 05/15/24 (Call 05/15/19)[a]	USD	200	201,203
7.38%, 05/01/26 (Call 05/01/21)[a]	USD	800	818,000
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[c]	EUR	100	109,021
Synlab Bondco PLC
6.25%, 07/01/22 (Call 07/01/18)[c]	EUR	150	176,237
Tereos Finance Groupe I SA
4.13%, 06/16/23 (Call 03/16/23)[c]	EUR	100	112,117
Vallourec SA
2.25%, 09/30/24[c]	EUR	100	89,716
3.25%, 08/02/19	EUR	100	111,071
Verallia Packaging SASU
5.13%, 08/01/22 (Call 08/01/18)[c]	EUR	100	114,510
WFS Global Holding SAS
9.50%, 07/15/22 (Call 07/15/18)[c]	EUR	100	111,343

			6,671,433
GERMANY — 3.19%
Deutsche Lufthansa AG
VRN, (5 year EUR Swap + 4.783%)
5.13%, 08/12/75 (Call 02/12/21)[c]	EUR	100	114,193
Douglas GmbH
6.25%, 07/15/22 (Call 07/15/18)[c]	EUR	100	117,479
FMC Finance VIII SA
5.25%, 07/31/19[c]	EUR	100	120,642
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a]	USD	50	51,203

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
4.75%, 10/15/24 (Call 07/17/24)[a,b]	USD	50	$50,875
5.63%, 07/31/19[a]	USD	100	106,618
5.88%, 01/31/22[a]	USD	100	107,968
6.50%, 09/15/18[a]	USD	100	106,079
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a]	USD	75	80,863
Hapag-Lloyd AG
6.75%, 02/01/22 (Call 02/01/19)[c]	EUR	100	110,826
7.75%, 10/01/18 (Call 03/02/17)[c]	EUR	100	110,541
K+S AG
3.00%, 06/20/22[c]	EUR	100	114,874
LANXESS AG
VRN, (5 year EUR Swap + 4.510%)
4.50%, 12/06/76 (Call 06/06/23)[c]	EUR	50	56,288
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	50	59,440
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[c]	EUR	100	116,361
PrestigeBidCo GmbH
6.25%, 12/15/23 (Call 12/15/19)[c]	EUR	100	111,938
ProGroup AG
5.13%, 05/01/22 (Call 05/01/18)[c]	EUR	100	115,004
RWE AG
VRN, (5 year EUR Swap + 2.643%)
2.75%, 04/21/75 (Call 10/21/20)[c]	EUR	100	103,382
VRN, (5 year EUR Swap + 3.245%)
1.00%, 04/21/75 (Call 04/21/25)[c]	EUR	50	47,360
Schaeffler Finance BV
3.25%, 05/15/25 (Call 05/15/20)[c]	EUR	100	115,298
4.75%, 05/15/23 (Call 05/15/18)[a]	USD	200	203,573
Senvion Holding GmbH
6.63%, 11/15/20 (Call 05/15/17)[c]	EUR	100	112,709

Security	Principal (000s)		Value
ThyssenKrupp AG
1.75%, 11/25/20 (Call 08/25/20)[c]	EUR	100	$110,316
2.50%, 02/25/25[c]	EUR	100	109,901
2.75%, 03/08/21 (Call 12/08/20)[c]	EUR	300	339,315
4.00%, 08/27/18	EUR	175	200,024
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 03/02/17)[c]	EUR	100	113,307
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[c]	EUR	100	102,608
6.13%, 01/15/25 (Call 01/15/20)[a]	USD	200	206,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
4.00%, 01/15/25 (Call 01/15/20)[c]	EUR	100	112,125
4.63%, 02/15/26 (Call 02/15/21)[c]	EUR	100	114,654
5.13%, 01/21/23 (Call 01/21/18)[c]	EUR	81	92,372
5.50%, 09/15/22 (Call 09/15/17)[c]	EUR	81	91,892
5.50%, 01/15/23 (Call 01/15/18)[a]	USD	200	207,357
5.63%, 04/15/23 (Call 04/15/18)[c]	EUR	80	92,715
WEPA Hygieneprodukte GmbH
3.75%, 05/15/24 (Call 05/15/19)[c]	EUR	100	112,726
ZF North America Capital Inc.
2.25%, 04/26/19[c]	EUR	100	111,957
2.75%, 04/27/23[c]	EUR	300	340,900
4.00%, 04/29/20[a]	USD	150	155,063
4.50%, 04/29/22a	USD	150	154,125
4.75%, 04/29/25[a]	USD	300	305,250

			5,306,871

GREECE — 0.20%
OTE PLC
3.50%, 07/09/20[c]	EUR	100	108,898
7.88%, 02/07/18[c]	EUR	100	114,005
Titan Global Finance PLC
3.50%, 06/17/21[c]	EUR	100	112,319

			335,222

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
HONG KONG — 0.11%
Noble Group Ltd.
6.75%, 01/29/20[a]	USD	200	$176,480

			176,480

INDIA — 0.07%
Samvardhana Motherson Automotive Systems Group BV
4.13%, 07/15/21 (Call 07/15/17)[c]	EUR	100	110,772

			110,772

IRELAND — 1.21%
Allied Irish Banks PLC
2.75%, 04/16/19[c]	EUR	100	114,072
VRN, (5 year EUR Swap + 3.950%)
4.13%, 11/26/25 (Call 11/26/20)[c]	EUR	100	111,159
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 05/15/23 (Call 05/15/19)[c]	EUR	100	114,215
4.25%, 01/15/22 (Call 06/30/17)[c]	EUR	100	111,166
4.63%, 05/15/23 (Call 05/15/19)[a]	USD	200	202,500
6.00%, 02/15/25 (Call 02/15/20)[a]	USD	200	201,040
6.25%, 01/31/19 (Call 03/03/17)[a,b]	USD	200	203,644
6.75%, 05/15/24 (Call 05/15/19)[c]	EUR	100	117,613
7.25%, 05/15/24 (Call 05/15/19)[a]	USD	200	213,966
Bank of Ireland
VRN, (5 year EUR Swap + 3.550%)
4.25%, 06/11/24 (Call 06/11/19)[c]	EUR	100	111,553
eircom Finance DAC
4.50%, 05/31/22 (Call 05/31/18)[c]	EUR	100	112,575

Security	Principal (000s)		Value
Park Aerospace Holdings Ltd.
5.25%, 08/15/22[a]	USD	85	$87,125
5.50%, 02/15/24[a]	USD	85	87,295
Smurfit Kappa Acquisitions
2.38%, 02/01/24 (Call 11/01/23)[c]	EUR	100	108,437
4.13%, 01/30/20[c]	EUR	100	118,312

			2,014,672

ITALY — 5.84%
Astaldi SpA
7.13%, 12/01/20 (Call 03/02/17)[c]	EUR	100	112,600
Autostrada Brescia Verona Vicenza Padova SpA
2.38%, 03/20/20[c]	EUR	100	112,887
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[c]	EUR	100	105,703
5.00%, 04/21/20[c]	EUR	50	27,828
Banca Popolare di Milano Scarl
7.13%, 03/01/21[c]	EUR	100	116,773
Banca Popolare di Vicenza
2.75%, 03/20/20[c]	EUR	100	96,683
Banco Popolare SC
2.38%, 01/22/18[c]	EUR	100	109,438
2.75%, 07/27/20[c]	EUR	100	109,745
3.50%, 03/14/19[c]	EUR	200	223,012
6.00%, 11/05/20[c]	EUR	100	113,033
Buzzi Unicem SpA
2.13%, 04/28/23 (Call 01/28/23)[c]	EUR	100	110,980
Enel SpA
VRN, (5 year EUR Swap + 3.648%)
5.00%, 01/15/75 (Call 01/15/20)[c]	EUR	200	228,556
VRN, (5 year EUR Swap + 5.242%)
6.50%, 01/10/74 (Call 01/10/19)[c]	EUR	100	116,243
VRN, (5 year USD Swap + 5.880%)
8.75%, 09/24/73 (Call 09/24/23)[a]	USD	200	229,187

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Fiat Chrysler Finance Europe
4.75%, 03/22/21[c]	EUR	300	$352,845
4.75%, 07/15/22[c]	EUR	200	236,143
6.63%, 03/15/18[c]	EUR	100	114,718
6.75%, 10/14/19[c]	EUR	200	244,997
Iccrea Banca SpA
1.88%, 11/25/19[c]	EUR	100	110,059
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[c]	EUR	100	116,446
Intesa Sanpaolo SpA
2.86%, 04/23/25[c]	EUR	100	104,669
3.93%, 09/15/26[c]	EUR	100	108,070
5.00%, 09/23/19[c]	EUR	150	174,737
5.15%, 07/16/20	EUR	200	236,872
6.63%, 09/13/23[c]	EUR	200	250,906
Leonardo SpA
4.50%, 01/19/21	EUR	100	121,973
5.25%, 01/21/22	EUR	200	254,805
8.00%, 12/16/19	GBP	100	146,864
Mediobanca SpA
5.00%, 11/15/20	EUR	100	118,431
5.75%, 04/18/23	EUR	100	122,155
N&W Global Vending SpA
7.00%, 10/15/23 (Call 10/15/19)c	EUR	100	113,720
Saipem Finance International BV
3.00%, 03/08/21[c]	EUR	100	111,727
3.75%, 09/08/23[c]	EUR	100	112,938
Salini Impregilo SpA
3.75%, 06/24/21[c]	EUR	100	114,639
Schumann SpA
7.00%, 07/31/23 (Call 07/31/19)[c]	EUR	100	111,264
Telecom Italia Capital SA
7.00%, 06/04/18	USD	50	53,096
7.18%, 06/18/19	USD	100	110,260
Telecom Italia SpA
4.00%, 01/21/20[c]	EUR	100	117,126
4.88%, 09/25/20[c]	EUR	100	121,403
5.25%, 02/10/22[c]	EUR	150	186,971
6.13%, 12/14/18	EUR	100	119,665

Security	Principal (000s)		Value
Telecom Italia SpA/Milano
2.50%, 07/19/23[c]	EUR	300	$321,465
3.00%, 09/30/25[c]	EUR	100	107,077
3.25%, 01/16/23[c]	EUR	100	112,521
3.63%, 01/19/24[c]	EUR	100	113,591
3.63%, 05/25/26[c]	EUR	100	109,929
4.50%, 01/25/21[c]	EUR	100	120,534
5.30%, 05/30/24[a,b]	USD	200	201,123
5.38%, 01/29/19[c]	EUR	100	118,533
6.38%, 06/24/19	GBP	100	136,991
UniCredit SpA
6.70%, 06/05/18[c]	EUR	100	115,249
6.95%, 10/31/22[c]	EUR	200	247,331
VRN, (5 year EUR Swap + 4.100%)
5.75%, 10/28/25 (Call 10/28/20)c	EUR	200	228,833
VRN, (5 year EUR Swap + 4.316%)
4.38%, 01/03/27 (Call 01/03/22)[c]	EUR	100	109,102
Unione di Banche Italiane SpA VRN, (5 year EUR Swap + 4.182%)
4.25%, 05/05/26 (Call 05/05/21)[c]	EUR	100	107,902
Unipol Gruppo Finanziario SpA
3.00%, 03/18/25[c]	EUR	115	120,614
Veneto Banca SCPA
4.00%, 05/20/19[c]	EUR	100	101,586
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 02/10/17)[c]	EUR	250	274,719
4.75%, 07/15/20 (Call 03/03/17)[a]	USD	400	407,000
7.00%, 04/23/21 (Call 04/23/17)[c]	EUR	300	337,199
7.38%, 04/23/21 (Call 04/23/17)[a]	USD	400	416,460

			9,707,926

JAPAN — 0.53%
SoftBank Group Corp.
4.00%, 07/30/22 (Call 04/30/22)[c]	EUR	200	236,074

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
4.50%, 04/15/20a	USD	400	$408,842
4.75%, 07/30/25 (Call 04/30/25)[c]	EUR	100	118,619
5.25%, 07/30/27 (Call 04/30/27)[c]	EUR	100	119,913

			883,448

LUXEMBOURG — 3.35%
Altice Financing SA
5.25%, 02/15/23 (Call 02/15/18)[c]	EUR	100	114,410
6.50%, 01/15/22 (Call 03/03/17)[a]	USD	200	208,750
6.63%, 02/15/23 (Call 02/15/18)[a]	USD	400	419,000
7.50%, 05/15/26 (Call 05/15/21)[a,b]	USD	400	422,500
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)[c]	EUR	100	113,356
7.25%, 05/15/22 (Call 05/15/17)[c]	EUR	300	344,705
7.63%, 02/15/25 (Call 02/15/20)[a]	USD	200	211,500
7.75%, 05/15/22 (Call 05/15/17)[a]	USD	400	424,500
ArcelorMittal
2.88%, 07/06/20[c]	EUR	100	113,685
3.00%, 03/25/19[c]	EUR	100	113,546
3.13%, 01/14/22[c]	EUR	300	340,944
6.13%, 06/01/18	USD	100	104,758
6.13%, 06/01/25	USD	100	109,938
6.25%, 08/05/20	USD	50	54,278
6.50%, 03/01/21	USD	100	109,250
7.25%, 02/25/22	USD	150	169,390
10.85%, 06/01/19	USD	100	117,238
DEA Finance SA
7.50%, 10/15/22 (Call 04/15/19)[c]	EUR	100	116,425
Garfunkelux Holdco 3 SA
8.50%, 11/01/22 (Call 11/01/18)[c]	GBP	100	128,902
INEOS Group Holdings SA
5.38%, 08/01/24 (Call 08/01/19)[c]	EUR	100	110,919
5.63%, 08/01/24 (Call 08/01/19)[a,b]	USD	200	198,000

Security	Principal (000s)		Value
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[a,b]	USD	75	$47,438
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[b]	USD	275	193,187
7.25%, 04/01/19 (Call 03/03/17)[b]	USD	250	213,866
7.25%, 10/15/20 (Call 03/03/17)[b]	USD	300	236,250
7.50%, 04/01/21 (Call 03/03/17)[b]	USD	150	115,500
8.00%, 02/15/24 (Call 02/15/19)[a]	USD	200	207,073
9.50%, 09/30/22[a]	USD	50	56,494
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/18)[c]	EUR	100	110,833
Picard Bondco SA
7.75%, 02/01/20 (Call 03/02/17)[c]	EUR	100	112,667
Swissport Investments SA
6.75%, 12/15/21 (Call 06/15/18)[c]	EUR	100	117,226
Telenet Finance VI Luxembourg SCA
4.88%, 07/15/27 (Call 07/15/21)[c]	EUR	100	113,065

			5,569,593

NETHERLANDS — 2.02%
Constellium NV
7.88%, 04/01/21 (Call 04/01/18)[a,b]	USD	250	268,437
CSC Holdings LLC
6.63%, 10/15/25 (Call 10/15/20)[a]	USD	200	218,562
Hema Bondco I BV
6.25%, 06/15/19 (Call 02/10/17)[c]	EUR	100	104,030
InterXion Holding NV
6.00%, 07/15/20 (Call 02/10/17)[c]	EUR	100	112,991
LGE HoldCo VI BV
7.13%, 05/15/24 (Call 05/15/19)[c]	EUR	100	123,036

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
NXP BV/NXP Funding LLC
3.88%, 09/01/22[a]	USD	200	$203,250
4.13%, 06/15/20[a]	USD	200	206,455
4.13%, 06/01/21[a]	USD	200	206,480
4.63%, 06/01/23[a,b]	USD	200	210,654
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)[c]	EUR	100	108,495
Sensata Technologies BV
4.88%, 10/15/23[a]	USD	125	127,813
5.00%, 10/01/25[a,b]	USD	150	150,112
5.63%, 11/01/24[a]	USD	50	52,156
UPC Holding BV
6.38%, 09/15/22 (Call 09/15/17)[c]	EUR	100	114,280
6.75%, 03/15/23 (Call 03/15/18)[c]	EUR	100	116,984
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[a]	USD	200	202,500
Ziggo Bond Finance BV
6.00%, 01/15/27 (Call 01/15/22)[a]	USD	150	148,610
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[c]	EUR	200	220,095
4.25%, 01/15/27 (Call 01/15/22)[c]	EUR	100	110,001
5.50%, 01/15/27 (Call 01/15/22)[a]	USD	350	348,470

			3,353,411

NEW ZEALAND — 0.24%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.13%, 07/15/23 (Call 07/15/19)[a,b]	USD	295	301,729
7.00%, 07/15/24 (Call 07/15/19)[a,b]	USD	100	106,416

			408,145
NORWAY — 0.14%
Lock AS
7.00%, 08/15/21 (Call 08/15/17)[c]	EUR	100	114,696

Security	Principal (000s)		Value
Silk Bidco AS
7.50%, 02/01/22 (Call 02/01/18)[c]	EUR	100	$115,352

			230,048

PORTUGAL — 0.07%
EDP - Energias de Portugal SA
VRN, (5 year EUR Swap + 5.043%)
5.38%, 09/16/75 (Call 03/16/21)[c]	EUR	100	112,367

			112,367

SINGAPORE — 0.35%
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 03/03/17)[a]	USD	200	150,500
Lincoln Finance Ltd.
6.88%, 04/15/21 (Call 04/15/18)[c]	EUR	200	233,037
Puma International Financing SA
6.75%, 02/01/21 (Call 03/03/17)[a]	USD	200	206,832

			590,369

SPAIN — 1.19%
Banco de Sabadell SA
5.63%, 05/06/26[c]	EUR	100	116,270
Bankia SA
3.50%, 01/17/19[c]	EUR	100	114,856
VRN, (5 year EUR Swap + 3.166%)
4.00%, 05/22/24 (Call 05/22/19)[c]	EUR	100	110,124
BPE Financiaciones SA
2.00%, 02/03/20[c]	EUR	100	108,490
CaixaBank SA VRN, (5 year EUR Swap + 3.950%)
5.00%, 11/14/23 (Call 11/14/18)[c]	EUR	100	113,909
Campofrio Food Group SA
3.38%, 03/15/22 (Call 03/15/18)[c]	EUR	100	112,370
Cellnex Telecom SA
2.88%, 04/18/25 (Call 01/18/25)[c]	EUR	100	107,021

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Cellnex Telecom SAU
3.13%, 07/27/22[c]	EUR	100	$114,680
Cirsa Funding Luxembourg SA
5.88%, 05/15/23 (Call 05/15/18)[c]	EUR	100	112,271
Codere Finance 2 Luxembourg SA
6.75%, 11/01/21 (Call 10/31/18)[c]	EUR	100	105,535
eDreams ODIGEO SA
8.50%, 08/01/21 (Call 08/01/18)[c]	EUR	100	113,938
Gestamp Funding Luxembourg SA
3.50%, 05/15/23 (Call 05/15/19)[c]	EUR	100	112,688
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)	USD	200	207,548
Grupo Antolin Dutch BV
5.13%, 06/30/22 (Call 06/30/18)[c]	EUR	100	115,770
Grupo Isolux Corsan SA
1.00%, 12/30/21[d]	EUR	28	13,908
NH Hotel Group SA
3.75%, 10/01/23 (Call 10/01/19)[c]	EUR	100	112,312
Obrascon Huarte Lain SA
4.75%, 03/15/22 (Call 03/15/18)[c]	EUR	100	79,162
Repsol International Finance BV VRN, (10 year EUR Swap + 4.200%)
4.50%, 03/25/75 (Call 03/25/25)[c]	EUR	100	103,961

			1,974,813

SWEDEN — 0.34%
Hoist Kredit AB
3.13%, 12/09/19[c]	EUR	100	113,315
Verisure Holding AB
6.00%, 11/01/22 (Call 11/01/18)[c]	EUR	100	117,681
Volvo Car AB
3.25%, 05/18/21[c]	EUR	100	116,310

Security	Principal (000s)		Value
Volvo Treasury AB
VRN, (5 year EUR Swap + 3.797%)
4.20%, 06/10/75 (Call 06/10/20)[c]	EUR	100	$112,686
VRN, (5 year EUR Swap + 4.101%)
4.85%, 03/10/78 (Call 03/10/23)[c]	EUR	100	114,400

			574,392

SWITZERLAND — 0.27%
Dufry Finance SCA
4.50%, 07/15/22 (Call 07/15/17)[c]	EUR	100	113,148
4.50%, 08/01/23 (Call 08/01/18)[c]	EUR	100	115,551
Selecta Group BV
6.50%, 06/15/20 (Call 03/02/17)[c]	EUR	100	100,224
SIG Combibloc Holdings SCA
7.75%, 02/15/23 (Call 02/15/18)[c]	EUR	100	116,031

			444,954

UNITED KINGDOM — 5.77%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 03/03/17)[a]	USD	200	188,000
Alliance Automotive Finance PLC
6.25%, 12/01/21 (Call 11/19/17)[c]	EUR	100	115,360
Amigo Luxembourg SA
7.63%, 01/15/24 (Call 01/15/20)[c]	GBP	100	128,813
Anglo American Capital PLC
1.50%, 04/01/20[c]	EUR	100	109,368
2.75%, 06/07/19[c]	EUR	100	113,457
2.88%, 11/20/20[c]	EUR	100	114,329
3.25%, 04/03/23[c]	EUR	100	115,056
3.50%, 03/28/22[c]	EUR	300	350,480
3.63%, 05/14/20[a]	USD	200	201,500
4.13%, 04/15/21[a]	USD	200	202,708
4.45%, 09/27/20[a]	USD	100	103,420
4.88%, 05/14/25[a]	USD	200	202,500

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/17)[c]	GBP	100	$133,434
Ashtead Capital Inc.
6.50%, 07/15/22 (Call 07/15/17)[a]	USD	200	209,250
Boparan Finance PLC
5.50%, 07/15/21 (Call 07/15/17)[c]	GBP	100	123,113
Cabot Financial Luxembourg SA
7.50%, 10/01/23 (Call 10/01/19)[c]	GBP	100	125,144
CNH Industrial Finance Europe SA
2.88%, 05/17/23[c]	EUR	100	110,592
CNH Industrial NV
4.50%, 08/15/23[b]	USD	75	74,757
EC Finance PLC
5.13%, 07/15/21 (Call 02/10/17)[c]	EUR	100	111,972
Fiat Chrysler Automobiles NV
3.75%, 03/29/24[c]	EUR	100	111,817
4.50%, 04/15/20	USD	200	204,341
5.25%, 04/15/23[b]	USD	200	205,000
Iceland Bondco PLC
6.25%, 07/15/21 (Call 07/15/17)[c]	GBP	100	130,014
Ineos Finance PLC
4.00%, 05/01/23 (Call 05/01/18)[c]	EUR	100	112,265
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a]	USD	200	196,000
International Personal Finance PLC
5.75%, 04/07/21[c]	EUR	100	85,133
Interoute Finco PLC
7.38%, 10/15/20 (Call 10/15/17)[c]	EUR	100	115,863
Iron Mountain Europe PLC
6.13%, 09/15/22 (Call 09/15/17)[c]	GBP	100	133,816
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24[c]	EUR	100	108,070
3.50%, 03/15/20 (Call 12/15/19)[a]	USD	200	201,287
3.88%, 03/01/23[c]	GBP	100	129,298

Security	Principal (000s)		Value
Lecta SA
6.50%, 08/01/23 (Call 08/01/19)c	EUR	100	$112,065
Merlin Entertainments PLC
2.75%, 03/15/22 (Call 12/15/21)[c]	EUR	100	112,866
New Look Secured Issuer PLC
6.50%, 07/01/22 (Call 06/24/18)[c]	GBP	100	113,703
Noble Holding International Ltd.
7.75%, 01/15/24 (Call 10/15/23)	USD	155	153,644
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21 (Call 08/01/17)[c]	GBP	100	127,761
Premier Foods Finance PLC
6.50%, 03/15/21 (Call 03/15/17)[c]	GBP	100	123,793
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[b]	USD	300	298,636
6.00%, 12/19/23	USD	350	367,547
6.10%, 06/10/23	USD	125	132,157
6.13%, 12/15/22	USD	300	316,344
VRN, (5 year EUR Swap + 2.650%)
3.63%, 03/25/24 (Call 03/25/19)[c]	EUR	100	109,400
Royal Bank of Scotland PLC (The)
6.93%, 04/09/18	EUR	300	347,731
Tesco Corporate Treasury Services PLC
1.38%, 07/01/19[c]	EUR	100	109,950
2.13%, 11/12/20 (Call 08/12/20)c	EUR	200	224,884
2.50%, 07/01/24[c]	EUR	200	221,214
Tesco PLC
6.13%, 02/24/22	GBP	100	143,226
Thomas Cook Finance PLC
6.75%, 06/15/21 (Call 01/15/18)[c]	EUR	100	114,091
Thomas Cook Group PLC
6.25%, 06/15/22 (Call 06/15/19)[c]	EUR	100	111,582
Travis Perkins PLC
4.38%, 09/15/21[c]	GBP	100	131,112

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Tullow Oil PLC
6.00%, 11/01/20 (Call 02/13/17)[a]	USD	200	$188,500
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[c]	EUR	100	110,671
5.75%, 01/15/25 (Call 01/15/20)[a]	USD	200	203,255
6.38%, 04/15/23 (Call 04/15/18)[a,b]	USD	200	209,447
6.38%, 10/15/24 (Call 10/15/19)[c]	GBP	100	134,054
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)[c]	GBP	100	124,547
5.25%, 01/15/26 (Call 01/15/20)[a]	USD	200	200,815
5.50%, 01/15/25 (Call 01/15/19)[c]	GBP	90	117,971
6.25%, 03/28/29 (Call 01/15/21)[c]	GBP	100	133,259
Viridian Group FundCo II Ltd.
7.50%, 03/01/20 (Call 09/01/17)[c]	EUR	100	115,121
Worldpay Finance PLC
3.75%, 11/15/22[c]	EUR	100	114,579

			9,590,082

UNITED STATES — 62.51%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/18)	USD	50	50,750
Adient Global Holdings Ltd.
3.50%, 08/15/24 (Call 05/15/24)[c]	EUR	200	215,944
ADT Corp. (The)
3.50%, 07/15/22	USD	125	117,973
4.13%, 06/15/23	USD	100	95,425
6.25%, 10/15/21	USD	175	190,126
Advanced Micro Devices Inc.
7.00%, 07/01/24 (Call 07/01/19)	USD	47	48,821
AECOM
5.75%, 10/15/22 (Call 10/15/17)	USD	125	132,187
5.88%, 10/15/24 (Call 07/15/24)	USD	100	107,738

Security	Principal (000s)		Value
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)	USD	100	$99,363
5.50%, 03/15/24 (Call 03/15/19)	USD	50	50,656
5.50%, 04/15/25 (Call 04/15/20)	USD	200	202,750
6.00%, 05/15/26 (Call 05/15/21)[b]	USD	25	25,789
7.38%, 07/01/21 (Call 06/01/21)	USD	175	197,750
Aircastle Ltd.
4.63%, 12/15/18	USD	75	77,813
5.00%, 04/01/23	USD	50	50,754
5.13%, 03/15/21[b]	USD	75	78,789
5.50%, 02/15/22	USD	50	52,435
6.25%, 12/01/19[b]	USD	50	54,281
AK Steel Corp.
7.63%, 05/15/20 (Call 03/03/17)[b]	USD	40	40,950
7.63%, 10/01/21 (Call 10/01/17)[b]	USD	125	130,156
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)[a]	USD	145	143,912
6.63%, 06/15/24 (Call 06/15/19)[a,b]	USD	210	217,687
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 09/30/19)[a]	USD	200	216,375
Alere Inc.
6.38%, 07/01/23 (Call 07/01/18)[a]	USD	50	50,625
7.25%, 07/01/18 (Call 03/03/17)	USD	50	50,531
Aleris International Inc.
9.50%, 04/01/21 (Call 04/01/18)[a]	USD	50	54,396
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	USD	50	49,328
7.88%, 08/15/23 (Call 05/15/23)[b]	USD	75	75,750

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)[a,b]	USD	175	$176,312
Ally Financial Inc.
3.25%, 02/13/18	USD	50	50,412
3.25%, 11/05/18	USD	100	100,809
3.50%, 01/27/19	USD	200	202,250
3.60%, 05/21/18	USD	100	101,500
3.75%, 11/18/19[b]	USD	100	101,093
4.13%, 03/30/20	USD	100	101,680
4.13%, 02/13/22	USD	100	99,625
4.25%, 04/15/21	USD	150	151,317
4.63%, 05/19/22[b]	USD	125	126,771
4.63%, 03/30/25	USD	50	49,279
4.75%, 09/10/18	USD	50	51,625
5.13%, 09/30/24	USD	75	76,893
5.75%, 11/20/25 (Call 10/20/25)[b]	USD	155	157,507
7.50%, 09/15/20	USD	25	28,232
8.00%, 12/31/18	USD	150	163,875
8.00%, 03/15/20	USD	100	113,469
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[a]	USD	200	208,500
5.50%, 05/15/26 (Call 05/15/21)[a]	USD	200	205,000
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)[b]	USD	150	154,500
5.88%, 11/15/26 (Call 11/15/21)[a,b]	USD	65	66,060
6.38%, 11/15/24 (Call 11/15/19)[c]	GBP	100	133,135
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)[b]	USD	100	101,955
5.00%, 04/01/24 (Call 04/01/20)	USD	135	137,700
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	USD	50	50,550
5.50%, 10/01/19[a]	USD	100	103,656
6.13%, 06/01/18	USD	50	52,063
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/03/17)[b]	USD	25	25,750
6.63%, 10/15/22 (Call 10/15/17)[b]	USD	50	51,599

Security	Principal (000s)		Value
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)	USD	38	$39,853
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	USD	100	102,313
5.63%, 05/20/24 (Call 03/20/24)[b]	USD	95	98,543
5.88%, 08/20/26 (Call 05/20/26)	USD	95	98,471
Anixter Inc.
5.13%, 10/01/21	USD	50	52,188
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)[a]	USD	50	48,990
5.13%, 12/01/22 (Call 06/01/17)	USD	200	201,000
5.38%, 11/01/21 (Call 03/03/17)	USD	75	76,969
5.63%, 06/01/23 (Call 06/01/18)	USD	150	152,775
Apollo Global Management LLC
8.63%, 11/15/24 (Call 11/15/19)[a]	USD	150	155,625
APX Group Inc.
6.38%, 12/01/19 (Call 03/03/17)	USD	75	77,352
7.88%, 12/01/22 (Call 12/01/18)	USD	150	162,750
8.75%, 12/01/20 (Call 03/03/17)	USD	125	129,687
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)[a,b]	USD	150	149,089
5.13%, 01/15/24 (Call 01/15/19)	USD	75	77,911
5.75%, 03/15/20 (Call 03/03/17)[b]	USD	23	23,420
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)[b]	USD	200	206,250
5.40%, 04/15/21 (Call 01/15/21)	USD	150	159,750
5.72%, 02/23/19	USD	100	104,945
5.87%, 02/23/22	USD	100	106,844
6.15%, 08/15/20	USD	100	108,533
6.75%, 07/15/18	USD	100	106,038

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Ashland LLC
3.88%, 04/15/18 (Call 03/15/18)[b]	USD	50	$50,955
4.75%, 08/15/22 (Call 05/15/22)	USD	200	204,365
Avaya Inc.
7.00%, 04/01/19 (Call 03/03/17)[a,b]	USD	150	124,500
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[a,b]	USD	25	24,267
5.50%, 04/01/23 (Call 04/01/18)[b]	USD	100	97,000
Avis Budget Finance PLC
4.13%, 11/15/24 (Call 11/15/19)[c]	EUR	125	131,133
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[a]	USD	75	79,875
Avon Products Inc.
6.60%, 03/15/20	USD	75	76,563
7.00%, 03/15/23	USD	50	47,750
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/25 (Call 01/15/20)[c]	EUR	125	138,439
Ball Corp.
4.00%, 11/15/23[b]	USD	175	173,643
4.38%, 12/15/20	USD	75	78,697
4.38%, 12/15/23	EUR	100	120,844
5.00%, 03/15/22[b]	USD	100	105,091
5.25%, 07/01/25	USD	225	236,531
Beazer Homes USA Inc.
8.75%, 03/15/22 (Call 03/15/19)[a,b]	USD	85	92,284
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[c]	EUR	100	114,943
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)	USD	150	153,580
5.50%, 05/15/22 (Call 05/15/17)	USD	50	52,048
6.00%, 10/15/22 (Call 10/15/18)	USD	40	42,341

Security	Principal (000s)		Value
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[b]	USD	100	$119,000
10.00%, 10/15/25 (Call 10/15/20)	USD	50	60,413
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 03/03/17)[a]	USD	75	74,063
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 03/03/17)[a]	USD	250	241,250
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)[a]	USD	100	106,813
6.88%, 05/15/23 (Call 05/15/18)	USD	75	80,531
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[a]	USD	100	102,750
Cablevision Systems Corp.
5.88%, 09/15/22[b]	USD	50	50,125
7.75%, 04/15/18	USD	50	52,375
8.00%, 04/15/20[b]	USD	75	82,419
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 03/03/17)	USD	75	77,813
11.00%, 10/01/21 (Call 03/03/17)	USD	100	108,250
CalAtlantic Group Inc.
8.38%, 05/15/18	USD	100	107,314
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[a]	USD	330	292,462
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)[a,b]	USD	100	100,000
5.38%, 01/15/23 (Call 10/15/18)[b]	USD	225	222,750
5.50%, 02/01/24 (Call 02/01/19)[b]	USD	50	48,969
5.75%, 01/15/25 (Call 10/15/19)[b]	USD	250	245,000
5.88%, 01/15/24 (Call 11/01/18)[a]	USD	75	78,547

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
6.00%, 01/15/22 (Call 03/03/17)[a]	USD	25	$26,104
7.88%, 01/15/23 (Call 03/03/17)[a]	USD	65	67,912
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)	USD	125	108,437
11.50%, 01/15/21 (Call 04/15/18)[a]	USD	75	86,617
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[b]	USD	80	82,100
7.50%, 09/15/20 (Call 03/03/17)	USD	25	25,969
Catalent Pharma Solutions Inc.
4.75%, 12/15/24 (Call 12/15/19)[c]	EUR	100	113,102
CBS Radio Inc.
7.25%, 11/01/24 (Call 11/01/19)[a,b]	USD	50	52,125
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[b]	USD	100	103,500
5.13%, 05/01/23 (Call 05/01/18)[a]	USD	125	130,000
5.13%, 05/01/27 (Call 05/01/22)[a]	USD	50	50,938
5.25%, 03/15/21 (Call 03/03/17)[b]	USD	50	51,556
5.25%, 09/30/22 (Call 09/30/17)	USD	150	155,283
5.38%, 05/01/25 (Call 05/01/20)[a]	USD	200	207,969
5.50%, 05/01/26 (Call 05/01/21)[a]	USD	150	157,125
5.75%, 09/01/23 (Call 03/01/18)	USD	50	52,399
5.75%, 01/15/24 (Call 07/15/18)	USD	75	78,844
5.75%, 02/15/26 (Call 02/15/21)[a]	USD	350	370,016
5.88%, 04/01/24 (Call 04/01/19)[a]	USD	250	267,922

Security	Principal (000s)		Value
5.88%, 05/01/27 (Call 05/01/21)[a]	USD	150	$159,328
6.63%, 01/31/22 (Call 02/16/17)	USD	50	51,728
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)	USD	100	101,693
5.50%, 12/01/24 (Call 06/01/24)	USD	50	52,250
6.00%, 08/15/22 (Call 08/15/17)	USD	50	52,846
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	USD	150	152,051
4.75%, 01/15/25 (Call 01/15/20)	USD	210	207,243
5.63%, 02/15/21 (Call 02/15/18)	USD	180	188,775
6.13%, 02/15/24 (Call 02/15/19)[b]	USD	75	79,426
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[b]	USD	50	47,652
5.80%, 03/15/22[b]	USD	250	256,172
6.45%, 06/15/21	USD	150	159,363
Series V
5.63%, 04/01/20	USD	175	185,153
Series W
6.75%, 12/01/23	USD	150	154,687
Series Y
7.50%, 04/01/24 (Call 01/01/24)[b]	USD	125	132,097
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 03/03/17)[a,b]	USD	50	50,688
5.13%, 12/15/21 (Call 03/03/17)[a]	USD	100	101,375
6.38%, 09/15/20 (Call 03/03/17)[a]	USD	200	205,806
CF Industries Inc.
3.45%, 06/01/23	USD	100	93,726
7.13%, 05/01/20	USD	25	27,561

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Chemours Co. (The)
6.13%, 05/15/23 (Call 05/15/18)	EUR	100	$108,201
6.63%, 05/15/23 (Call 05/15/18)	USD	150	149,250
7.00%, 05/15/25 (Call 05/15/20)	USD	100	99,204
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25[a]	USD	255	269,144
7.00%, 06/30/24[a]	USD	200	224,000
Chesapeake Energy Corp.
8.00%, 12/15/22 (Call 12/15/18)[a,b]	USD	390	416,812
8.00%, 01/15/25 (Call 01/15/20)[a]	USD	110	112,969
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 03/03/17)[b]	USD	71	71,222
5.13%, 08/01/21 (Call 03/03/17)[b]	USD	125	117,562
6.88%, 02/01/22 (Call 02/01/18)	USD	400	292,000
7.13%, 07/15/20 (Call 03/03/17)[b]	USD	150	123,562
8.00%, 11/15/19 (Call 03/03/17)[b]	USD	300	263,532
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	USD	100	100,240
5.13%, 12/15/22 (Call 12/15/17)	USD	25	25,704
CIT Group Inc.
3.88%, 02/19/19	USD	100	102,125
5.00%, 08/15/22	USD	200	209,250
5.00%, 08/01/23[b]	USD	100	104,104
5.25%, 03/15/18	USD	150	154,654
5.38%, 05/15/20	USD	150	159,562
5.50%, 02/15/19[a]	USD	300	315,624
6.63%, 04/01/18[a]	USD	50	52,433
Citgo Holding Inc.
10.75%, 02/15/20[a]	USD	225	241,400
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/03/17)[a]	USD	100	48,250

Security	Principal (000s)		Value
Clean Harbors Inc.
5.13%, 06/01/21 (Call 03/03/17)	USD	150	$153,614
5.25%, 08/01/20 (Call 03/03/17)	USD	50	51,036
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	USD	250	260,000
6.50%, 11/15/22 (Call 11/15/17)[b]	USD	100	101,150
Series B
7.63%, 03/15/20 (Call 03/03/17)	USD	300	301,500
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[a]	USD	32	32,977
8.25%, 03/31/20 (Call 03/31/18)[a]	USD	150	162,000
CNH Industrial Capital LLC
3.38%, 07/15/19	USD	100	100,874
3.63%, 04/15/18	USD	50	50,667
3.88%, 07/16/18[b]	USD	50	50,792
3.88%, 10/15/21	USD	50	49,750
4.38%, 11/06/20	USD	190	195,937
4.88%, 04/01/21	USD	50	52,008
CNH Industrial Finance Europe SA
2.75%, 03/18/19[c]	EUR	300	336,600
2.88%, 09/27/21[c]	EUR	100	114,074
Commercial Metals Co.
7.35%, 08/15/18	USD	50	53,289
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[a]	USD	50	51,320
5.00%, 06/15/21 (Call 06/15/17)[a]	USD	50	51,457
5.50%, 06/15/24 (Call 06/15/19)[a]	USD	100	102,997
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[a]	USD	230	245,095
Communications Sales & Leasing Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a,b]	USD	50	52,293
7.13%, 12/15/24 (Call 12/15/19)[a]	USD	75	76,099
8.25%, 10/15/23 (Call 04/15/19)	USD	150	162,262

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Concho Resources Inc.
4.38%, 01/15/25 (Call 01/15/20)	USD	75	$76,500
5.50%, 10/01/22 (Call 10/01/17)[b]	USD	50	51,938
5.50%, 04/01/23 (Call 10/01/17)[b]	USD	225	232,875
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)	USD	250	241,673
8.00%, 04/01/23 (Call 04/01/18)	USD	125	127,500
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	USD	125	116,773
4.50%, 04/15/23 (Call 01/15/23)	USD	225	222,236
5.00%, 09/15/22 (Call 03/15/17)[b]	USD	325	332,312
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[b]	USD	75	74,344
6.38%, 10/01/22 (Call 04/01/17)	USD	100	103,193
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%, 03/01/22 (Call 02/16/17)	USD	50	51,526
6.25%, 04/01/23 (Call 04/01/18)	USD	150	154,125
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	USD	175	178,719
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (Call 03/31/26)[a,b]	USD	50	47,712
Crown European Holdings SA
3.38%, 05/15/25 (Call 11/15/24)[c]	EUR	100	109,792
4.00%, 07/15/22 (Call 04/15/22)[c]	EUR	100	118,756
CSC Holdings LLC
5.25%, 06/01/24	USD	75	75,469
5.50%, 04/15/27 (Call 04/15/22)[a,b]	USD	200	202,750

Security	Principal (000s)		Value
6.75%, 11/15/21	USD	175	$190,262
8.63%, 02/15/19	USD	50	55,398
10.13%, 01/15/23 (Call 01/15/19)[a,b]	USD	200	231,400
10.88%, 10/15/25 (Call 10/15/20)[a]	USD	400	476,000
Dana Inc.
5.38%, 09/15/21 (Call 03/03/17)[b]	USD	50	51,750
5.50%, 12/15/24 (Call 12/15/19)[b]	USD	125	129,828
Darling Global Finance BV
4.75%, 05/30/22 (Call 05/30/18)[c]	EUR	100	114,859
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	USD	170	165,920
5.13%, 07/15/24 (Call 07/15/19)	USD	275	271,562
5.75%, 08/15/22 (Call 08/15/17)[b]	USD	200	207,750
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	USD	50	48,250
4.75%, 09/30/21[a,b]	USD	50	51,000
5.35%, 03/15/20[a]	USD	50	52,333
VRN, (3 mo. LIBOR US + 3.850%)
5.85%, 05/21/43 (Call 05/21/23)[a]	USD	100	90,000
Dell Inc.
4.63%, 04/01/21[b]	USD	75	76,688
5.65%, 04/15/18	USD	50	51,938
5.88%, 06/15/19	USD	50	53,010
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	USD	75	59,531
5.50%, 05/01/22 (Call 05/01/17)	USD	175	150,762
9.00%, 05/15/21 (Call 12/15/18)[a]	USD	50	54,375
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.88%, 06/15/21 (Call 06/15/18)[a]	USD	225	237,375
7.13%, 06/15/24 (Call 06/15/19)[a,b]	USD	250	274,687

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Diamond Offshore Drilling Inc.
5.88%, 05/01/19[b]	USD	50	$52,130
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)[a]	USD	50	51,938
10.75%, 09/01/24 (Call 09/01/19)[a]	USD	75	74,771
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)[a]	USD	50	50,400
5.38%, 05/31/25 (Call 05/31/20)[a,b]	USD	60	61,950
DISH DBS Corp.
4.25%, 04/01/18	USD	100	102,125
5.00%, 03/15/23[b]	USD	200	196,250
5.13%, 05/01/20	USD	225	231,424
5.88%, 07/15/22	USD	250	260,187
5.88%, 11/15/24	USD	300	303,000
6.75%, 06/01/21	USD	350	376,152
7.75%, 07/01/26	USD	250	279,719
7.88%, 09/01/19	USD	150	165,187
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	USD	150	130,629
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/03/17)	USD	150	154,162
5.75%, 03/01/23 (Call 03/01/18)[b]	USD	300	318,060
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	USD	50	52,075
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	USD	50	45,465
6.75%, 11/01/19 (Call 05/01/17)	USD	350	359,554
7.38%, 11/01/22 (Call 11/01/18)	USD	275	272,250
7.63%, 11/01/24 (Call 11/01/19)	USD	175	166,277
8.00%, 01/15/25 (Call 01/15/20)[a,b]	USD	100	95,790

Security	Principal (000s)		Value
Edgewell Personal Care Co.
4.70%, 05/19/21	USD	50	$52,429
4.70%, 05/24/22	USD	50	51,750
EMC Corp.
2.65%, 06/01/20	USD	275	266,750
Endo Finance LLC
5.75%, 01/15/22 (Call 03/03/17)[a,b]	USD	100	87,000
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[a]	USD	150	125,625
Endo Ltd./Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/18)[a]	USD	200	170,534
6.00%, 02/01/25 (Call 02/01/20)[a]	USD	200	162,750
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	USD	125	129,187
5.88%, 01/15/24 (Call 10/15/23)[b]	USD	200	213,278
7.50%, 10/15/20	USD	150	168,375
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	USD	100	97,918
4.40%, 04/01/24 (Call 01/01/24)	USD	50	50,303
4.85%, 07/15/26 (Call 04/15/26)	USD	75	76,906
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	USD	100	89,500
5.20%, 03/15/25 (Call 12/15/24)[b]	USD	75	68,320
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 07/01/17)[a,b]	USD	50	50,896
5.63%, 07/15/22 (Call 07/15/17)	USD	225	232,477
6.25%, 12/01/24 (Call 12/01/19)[a]	USD	85	88,825
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	USD	50	43,360

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
8.00%, 11/29/24 (Call 11/30/19)[a,b]	USD	100	$107,500
9.38%, 05/01/20 (Call 03/03/17)	USD	225	226,125
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[b]	USD	25	25,763
5.38%, 01/01/22 (Call 01/01/18)	USD	80	84,533
5.38%, 04/01/23 (Call 04/01/18)	USD	150	156,709
5.75%, 01/01/25 (Call 01/01/20)[b]	USD	50	52,865
5.88%, 01/15/26 (Call 01/15/21)	USD	225	239,344
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a]	USD	155	155,171
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	USD	50	51,472
6.00%, 06/01/25 (Call 06/01/20)	USD	75	78,450
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 03/03/17)[b]	USD	50	50,363
6.75%, 01/15/22 (Call 03/03/17)[b]	USD	50	50,375
6.75%, 06/15/23 (Call 06/15/19)	USD	75	74,681
Fifth Third Bancorp.
VRN, (3 mo. LIBOR US + 3.033%)
5.10%, 12/29/49 (Call 06/30/23)	USD	50	47,775
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a]	USD	240	242,910
5.38%, 08/15/23 (Call 08/15/18)[a]	USD	300	309,245
5.75%, 01/15/24 (Call 01/15/19)[a]	USD	235	241,988
6.75%, 11/01/20 (Call 02/03/17)[a,b]	USD	28	28,934
7.00%, 12/01/23 (Call 12/01/18)[a]	USD	475	503,737

Security	Principal (000s)		Value
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 03/03/17)[a]	USD	125	$128,516
Freeport-McMoRan Inc.
2.38%, 03/15/18	USD	150	149,550
3.10%, 03/15/20[b]	USD	131	129,690
3.55%, 03/01/22 (Call 12/01/21)	USD	275	257,125
3.88%, 03/15/23 (Call 12/15/22)	USD	250	230,937
4.00%, 11/14/21	USD	50	48,625
4.55%, 11/14/24 (Call 08/14/24)[b]	USD	125	117,344
6.50%, 11/15/20 (Call 03/03/17)[a]	USD	200	205,062
6.75%, 02/01/22 (Call 02/01/18)[a]	USD	50	52,063
6.88%, 02/15/23 (Call 02/15/20)[a,b]	USD	175	182,437
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[b]	USD	200	187,000
6.88%, 01/15/25 (Call 10/15/24)	USD	100	83,625
7.13%, 03/15/19	USD	50	53,262
7.13%, 01/15/23	USD	150	134,531
7.63%, 04/15/24	USD	100	88,194
8.13%, 10/01/18	USD	50	53,969
8.50%, 04/15/20[b]	USD	100	106,360
8.75%, 04/15/22[b]	USD	50	50,401
8.88%, 09/15/20 (Call 06/15/20)	USD	175	186,812
9.25%, 07/01/21	USD	50	51,875
10.50%, 09/15/22 (Call 06/15/22)	USD	300	311,250
11.00%, 09/15/25 (Call 06/15/25)	USD	500	507,500
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a]	USD	175	173,031
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)	USD	50	51,534
6.75%, 08/01/22 (Call 08/01/18)	USD	100	106,000

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
GenOn Energy Inc.
9.50%, 10/15/18	USD	50	$37,819
9.88%, 10/15/20 (Call 03/03/17)[b]	USD	50	36,932
Genworth Holdings Inc.
4.80%, 02/15/24	USD	50	40,703
4.90%, 08/15/23	USD	75	61,668
6.52%, 05/22/18[b]	USD	50	48,931
7.20%, 02/15/21	USD	125	115,312
7.63%, 09/24/21	USD	100	92,401
7.70%, 06/15/20	USD	50	48,097
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)	USD	50	51,470
4.38%, 04/15/21	USD	50	51,936
4.88%, 11/01/20 (Call 08/01/20)	USD	125	131,250
5.38%, 11/01/23 (Call 08/01/23)	USD	150	160,875
5.38%, 04/15/26	USD	150	156,480
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/26 (Call 05/31/21)	USD	100	100,601
5.13%, 11/15/23 (Call 11/15/18)[b]	USD	125	128,273
7.00%, 05/15/22 (Call 05/15/17)	USD	50	52,336
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[a,b]	USD	100	98,250
5.88%, 07/15/26 (Call 07/15/21)[a,b]	USD	55	54,381
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)[a]	USD	75	76,322
6.38%, 05/15/25 (Call 05/15/20)[a,b]	USD	60	61,533
Hanesbrands Finance Luxembourg SCA
3.50%, 06/15/24 (Call 03/15/24)[c]	EUR	100	111,404
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[a]	USD	175	173,429
4.88%, 05/15/26 (Call 02/15/26)[a,b]	USD	125	123,362

Security	Principal (000s)		Value
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/03/17)[a]	USD	125	$115,156
HCA Holdings Inc.
6.25%, 02/15/21	USD	175	187,687
HCA Inc.
3.75%, 03/15/19	USD	200	203,655
4.25%, 10/15/19	USD	50	51,712
4.50%, 02/15/27 (Call 08/15/26)	USD	180	177,525
4.75%, 05/01/23	USD	250	259,062
5.00%, 03/15/24	USD	250	260,052
5.25%, 04/15/25	USD	150	157,651
5.25%, 06/15/26 (Call 12/15/25)	USD	240	249,511
5.38%, 02/01/25	USD	375	381,998
5.88%, 03/15/22[b]	USD	200	217,030
5.88%, 05/01/23	USD	200	213,000
5.88%, 02/15/26 (Call 08/15/25)	USD	225	234,155
6.50%, 02/15/20	USD	450	491,062
7.50%, 02/15/22	USD	250	285,075
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a]	USD	150	157,840
5.75%, 04/15/24 (Call 04/15/19)[a]	USD	200	210,250
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)[b]	USD	225	227,994
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)[a]	USD	100	107,903
7.75%, 06/01/24 (Call 06/01/19)[a]	USD	100	108,000
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)[a],b	USD	100	84,375
5.88%, 10/15/20 (Call 03/03/17)	USD	100	94,519
6.25%, 10/15/22 (Call 10/15/17)[b]	USD	100	90,625
6.75%, 04/15/19 (Call 03/03/17)[b]	USD	54	53,669
7.38%, 01/15/21 (Call 03/03/17)	USD	50	48,172

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Hertz Holdings Netherlands BV
4.38%, 01/15/19[c]	EUR	100	$110,302
Hexion Inc.
6.63%, 04/15/20 (Call 03/03/17)	USD	275	254,344
8.88%, 02/01/18 (Call 03/03/17)	USD	75	75,188
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 03/03/17)	USD	50	41,222
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a,b]	USD	50	49,125
5.75%, 10/01/25 (Call 04/01/20)[a]	USD	100	100,875
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)[a,b]	USD	200	196,650
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 02/16/17)	USD	200	206,000
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a]	USD	175	182,517
HRG Group Inc.
7.75%, 01/15/22 (Call 03/03/17)	USD	175	183,969
7.88%, 07/15/19 (Call 03/03/17)	USD	50	52,628
HUB International Ltd.
7.88%, 10/01/21 (Call 03/03/17)[a]	USD	150	156,562
Hughes Satellite Systems Corp.
5.25%, 08/01/26[a]	USD	85	85,117
6.50%, 06/15/19	USD	90	97,218
6.63%, 08/01/26[a,b]	USD	90	93,127
7.63%, 06/15/21	USD	175	191,973
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a]	USD	50	52,144
5.00%, 11/15/25 (Call 11/15/20)[a]	USD	150	155,942

Security	Principal (000s)		Value
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	USD	75	$77,813
5.13%, 04/15/21 (Call 01/15/21)	EUR	100	117,675
5.13%, 11/15/22 (Call 08/15/22)[b]	USD	50	51,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 03/03/17)[b]	USD	150	151,939
5.88%, 02/01/22 (Call 08/01/17)[b]	USD	175	175,164
6.00%, 08/01/20 (Call 03/03/17)	USD	175	178,719
6.25%, 02/01/22 (Call 02/01/19)[a]	USD	125	125,937
6.75%, 02/01/24 (Call 02/01/20)[a]	USD	75	74,738
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 03/03/17)	USD	225	188,859
9.00%, 03/01/21 (Call 03/03/17)	USD	250	187,500
9.00%, 09/15/22 (Call 09/15/17)	USD	150	112,625
10.00%, 01/15/18 (Call 03/03/17)	USD	50	39,109
10.63%, 03/15/23 (Call 03/15/18)	USD	125	98,332
11.25%, 03/01/21 (Call 03/03/17)	USD	50	39,250
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[a]	USD	50	52,000
6.50%, 05/15/22 (Call 05/15/18)	USD	250	256,011
International Game Technology
7.50%, 06/15/19[b]	USD	125	138,204
International Game Technology PLC
4.75%, 03/05/20[c]	EUR	100	119,527
4.75%, 02/15/23 (Call 08/15/22)[c]	EUR	100	118,027
6.25%, 02/15/22 (Call 08/15/21)[a]	USD	250	266,562

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
6.50%, 02/15/25 (Call 08/15/24)[a]	USD	200	$216,250
inVentiv Group Holdings Inc./inVentiv Health Inc./inVentiv Health Clinical Inc.
7.50%, 10/01/24 (Call 10/01/19)[a]	USD	100	105,000
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)	USD	200	201,500
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[b]	USD	200	204,500
6.00%, 10/01/20 (Call 10/01/17)[a]	USD	100	104,680
6.00%, 08/15/23 (Call 08/15/18)	USD	100	105,500
iStar Inc.
5.00%, 07/01/19 (Call 03/03/17)	USD	100	101,438
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[a]	USD	100	102,500
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a]	USD	100	106,000
JC Penney Corp. Inc.
5.65%, 06/01/20[b]	USD	25	24,594
5.88%, 07/01/23 (Call 07/01/19)[a]	USD	50	50,875
8.13%, 10/01/19	USD	75	79,406
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 03/03/17)[a,b]	USD	100	96,730
KB Home
4.75%, 05/15/19 (Call 02/15/19)	USD	75	76,646
7.00%, 12/15/21 (Call 09/15/21)	USD	50	53,656
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/24 (Call 06/01/19)[a]	USD	200	203,750
5.25%, 06/01/26 (Call 06/01/21)[a]	USD	125	126,565

Security	Principal (000s)		Value
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)[b]	USD	50	$43,438
8.00%, 01/15/20	USD	100	98,529
8.75%, 01/15/23 (Call 01/15/18)[b]	USD	100	90,827
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[a]	USD	50	54,063
9.63%, 10/01/21 (Call 10/01/18)[a]	USD	200	214,418
12.50%, 11/01/21 (Call 05/01/19)[a,b]	USD	50	55,620
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a]	USD	200	209,428
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[a]	USD	75	76,219
L Brands Inc.
5.63%, 02/15/22[b]	USD	125	130,985
5.63%, 10/15/23[b]	USD	100	104,125
6.63%, 04/01/21	USD	175	192,172
7.00%, 05/01/20	USD	25	27,563
8.50%, 06/15/19	USD	50	56,217
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	USD	50	51,393
5.38%, 01/15/24 (Call 01/15/19)	USD	50	52,066
5.88%, 02/01/22 (Call 03/03/17)	USD	75	77,279
Series WI
5.75%, 02/01/26 (Call 02/01/21)	USD	75	79,671
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[a]	USD	100	100,250
4.88%, 11/01/26 (Call 11/01/21)[a]	USD	100	100,036
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 03/03/17)[b]	USD	25	25,393
7.38%, 05/01/22 (Call 05/01/17)[b]	USD	100	104,098

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Laureate Education Inc.
10.00%, 09/01/19 (Call 03/03/17)[a]	USD	150	$156,498
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)	USD	50	51,945
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	USD	80	80,676
4.50%, 06/15/19 (Call 04/16/19)	USD	25	25,772
4.50%, 11/15/19 (Call 08/15/19)	USD	50	51,688
4.75%, 04/01/21 (Call 02/01/21)	USD	140	145,104
4.75%, 11/15/22 (Call 08/15/22)	USD	50	51,438
4.75%, 05/30/25 (Call 02/28/25)	USD	50	50,214
4.88%, 12/15/23 (Call 09/15/23)	USD	130	132,600
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	USD	200	213,249
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)	USD	200	206,472
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)	USD	100	101,191
5.25%, 03/15/26 (Call 03/15/21)[a]	USD	105	104,344
5.38%, 08/15/22 (Call 08/15/17)	USD	125	129,219
5.38%, 01/15/24 (Call 01/15/19)	USD	125	126,719
5.38%, 05/01/25 (Call 05/01/20)[b]	USD	75	76,547
5.63%, 02/01/23 (Call 02/01/18)	USD	50	51,201
6.13%, 01/15/21 (Call 03/03/17)	USD	50	51,689
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)[b]	USD	100	100,375
6.88%, 05/01/22 (Call 05/01/17)	USD	50	52,063

Security	Principal (000s)		Value
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)[a,b]	USD	75	$71,521
5.50%, 12/01/21 (Call 03/03/17)[b]	USD	175	179,446
5.88%, 12/01/23 (Call 12/01/18)[b]	USD	40	39,831
LKQ Italia Bondco SpA
3.88%, 04/01/24 (Call 01/01/24)[c]	EUR	100	114,032
Mallinckrodt International Finance SA
4.75%, 04/15/23	USD	100	82,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	USD	150	148,500
5.50%, 04/15/25 (Call 04/15/20)[a,b]	USD	100	86,125
5.63%, 10/15/23 (Call 10/15/18)[a,b]	USD	100	88,567
5.75%, 08/01/22 (Call 08/01/17)[a,b]	USD	100	92,088
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)[a]	USD	75	72,000
5.63%, 05/01/24 (Call 02/01/24)[a]	USD	200	209,119
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	USD	75	72,622
5.25%, 03/31/20[b]	USD	50	52,548
6.00%, 03/15/23	USD	200	215,089
6.63%, 12/15/21	USD	250	277,967
6.75%, 10/01/20	USD	100	110,750
7.75%, 03/15/22	USD	100	116,345
8.63%, 02/01/19	USD	100	111,229
11.38%, 03/01/18	USD	50	54,849
Michaels Stores Inc.
5.88%, 12/15/20 (Call 03/03/17)[a]	USD	50	51,515
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a]	USD	200	201,000
5.25%, 01/15/24 (Call 05/01/18)[a]	USD	50	50,021
5.50%, 02/01/25 (Call 08/01/19)	USD	190	190,950
5.63%, 01/15/26 (Call 05/01/20)[a,b]	USD	25	24,845
5.88%, 02/15/22 (Call 03/03/17)[b]	USD	50	51,781

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[a]	USD	250	$264,665
MPT Operating Partnership LP/MPT Finance Corp.
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	114,123
5.25%, 08/01/26 (Call 08/01/21)	USD	100	98,277
6.38%, 03/01/24 (Call 03/01/19)	USD	50	52,733
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)[a,b]	USD	75	74,775
5.25%, 11/15/24 (Call 11/15/19)[a]	USD	75	78,094
5.75%, 08/15/25 (Call 08/15/20)[a]	USD	175	185,391
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	USD	75	72,305
4.70%, 12/01/22 (Call 09/01/22)	USD	50	49,094
6.88%, 08/15/24 (Call 08/15/19)[b]	USD	100	107,000
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[a]	USD	150	108,937
Nabors Industries Inc.
4.63%, 09/15/21	USD	100	101,750
5.00%, 09/15/20	USD	150	155,437
5.50%, 01/15/23 (Call 11/15/22)[a]	USD	50	52,167
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 03/03/17)	USD	50	50,750
6.50%, 07/01/21 (Call 03/03/17)	USD	75	76,366
7.88%, 10/01/20 (Call 03/03/17)	USD	50	51,869
Nature’s Bounty Co. (The)
7.63%, 05/15/21 (Call 05/15/18)[a,b]	USD	140	147,245
Navient Corp.
4.88%, 06/17/19	USD	200	201,500
5.00%, 10/26/20	USD	50	49,575
5.50%, 01/15/19	USD	100	102,250
5.50%, 01/25/23[b]	USD	100	93,500
5.88%, 03/25/21	USD	50	49,875
5.88%, 10/25/24	USD	75	69,375
6.13%, 03/25/24[b]	USD	175	164,937
6.63%, 07/26/21	USD	125	126,875
7.25%, 01/25/22[b]	USD	50	51,500
7.25%, 09/25/23	USD	50	50,375
8.00%, 03/25/20	USD	300	321,750
8.45%, 06/15/18	USD	200	213,000

Security	Principal (000s)		Value
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 03/03/17)[a]	USD	50	$34,563
Navistar International Corp.
8.25%, 11/01/21 (Call 03/03/17)	USD	200	202,000
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a]	USD	100	102,225
4.75%, 12/15/21 (Call 12/15/18)[a]	USD	75	75,494
NCR Corp.
4.63%, 02/15/21 (Call 03/03/17)	USD	150	152,613
5.00%, 07/15/22 (Call 07/15/17)	USD	50	51,154
5.88%, 12/15/21 (Call 12/15/17)	USD	75	78,281
6.38%, 12/15/23 (Call 12/15/18)[b]	USD	75	80,250
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 03/03/17)[a,b]	USD	75	46,500
Netflix Inc.
4.38%, 11/15/26[a]	USD	140	137,375
5.38%, 02/01/21	USD	100	107,107
5.50%, 02/15/22[b]	USD	150	160,567
5.75%, 03/01/24	USD	50	53,602
5.88%, 02/15/25	USD	75	80,813
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)[b]	USD	100	103,500
5.63%, 07/01/24[b]	USD	175	184,516
5.75%, 01/30/22	USD	75	79,583
Nexstar Escrow Corp.
5.63%, 08/01/24 (Call 08/01/19)[a,b]	USD	150	149,437
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 11/01/19)[a]	USD	100	105,250
NGPL PipeCo LLC
9.63%, 06/01/19 (Call 03/03/17)[a]	USD	50	52,205
Nielsen Co. Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/20)[a]	USD	50	49,688
5.50%, 10/01/21 (Call 03/03/17)[a]	USD	150	156,187

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 03/03/17)	USD	75	$76,688
5.00%, 04/15/22 (Call 04/15/17)[a,b]	USD	275	280,844
Noble Holding International Ltd.
7.20%, 04/01/25 (Call 01/01/25)[b]	USD	50	49,500
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[a]	USD	250	254,633
6.25%, 08/15/24 (Call 08/15/19)[a]	USD	150	158,876
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)[b]	USD	250	257,500
6.25%, 05/01/24 (Call 05/01/19)[b]	USD	75	75,750
6.63%, 03/15/23 (Call 09/15/17)	USD	75	77,250
6.63%, 01/15/27 (Call 07/15/21)[a]	USD	200	199,000
7.25%, 05/15/26 (Call 05/15/21)[a,b]	USD	185	193,094
7.88%, 05/15/21 (Call 03/03/17)[b]	USD	30	31,125
Nuance Communications Inc.
5.38%, 08/15/20 (Call 03/03/17)[a]	USD	43	44,031
5.63%, 12/15/26 (Call 12/15/21)[a,b]	USD	50	49,728
NuStar Logistics LP
4.80%, 09/01/20	USD	50	50,722
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[b]	USD	100	102,750
OI European Group BV
6.75%, 09/15/20[c]	EUR	100	129,500
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 03/03/17)[a]	USD	75	78,094
7.25%, 12/15/21 (Call 12/15/17)[a]	USD	75	76,781
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	USD	150	153,000
7.50%, 09/01/23 (Call 06/01/23)	USD	50	57,990
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 05/15/17)[a]	USD	150	135,750

Security	Principal (000s)		Value
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 03/03/17)[b]	USD	125	$129,400
5.63%, 02/15/24 (Call 02/15/19)	USD	50	52,042
5.88%, 03/15/25 (Call 09/15/19)	USD	75	78,523
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	USD	50	51,375
5.88%, 08/15/23[a]	USD	100	105,250
Pacific Drilling SA
5.38%, 06/01/20 (Call 03/03/17)[a]	USD	100	50,500
Parsley Energy LLC/Parsley Finance Corp.
5.38%, 01/15/25 (Call 01/15/20)[a]	USD	60	61,536
6.25%, 06/01/24 (Call 06/01/19)[a]	USD	150	161,250
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)[b]	USD	65	66,251
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)	USD	60	59,555
5.75%, 10/01/22 (Call 10/01/17)	USD	100	103,250
Permian Resources LLC
13.00%, 11/30/20 (Call 11/30/18)[a]	USD	50	59,088
Permian Resources LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 03/03/17)[a]	USD	100	85,000
7.38%, 11/01/21 (Call 07/31/17)[a]	USD	75	64,280
PetSmart Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	USD	300	294,750
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	USD	125	127,187
10.38%, 05/01/21 (Call 05/01/18)[a]	USD	50	55,250
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[a]	USD	300	289,500
6.00%, 12/15/22 (Call 06/15/18)[a]	USD	100	104,934
6.75%, 12/01/21 (Call 12/01/17)[a]	USD	100	105,667
7.75%, 03/15/24 (Call 09/15/18)[a]	USD	75	82,911
8.00%, 07/15/25 (Call 07/15/20)[a]	USD	75	84,188

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Postmedia Network Inc.
8.25%, 07/15/21 (Call 03/02/17)[a]	CAD	1	$454
Pride International Inc.
6.88%, 08/15/20	USD	200	214,124
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a,b]	USD	415	449,533
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)[b]	USD	100	102,750
5.00%, 01/15/27 (Call 10/15/26)	USD	75	73,781
5.50%, 03/01/26 (Call 12/01/25)	USD	105	107,231
PVH Corp.
3.63%, 07/15/24 (Call 04/15/24)[c]	EUR	100	111,269
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	USD	75	74,520
5.38%, 10/01/22 (Call 07/01/22)[b]	USD	50	50,465
6.88%, 03/01/21[b]	USD	100	106,039
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)[b]	USD	25	27,240
7.00%, 12/01/25 (Call 12/01/20)[b]	USD	100	110,750
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a,b]	USD	210	202,406
Quintiles IMS Inc.
3.50%, 10/15/24 (Call 10/15/19)[c]	EUR	100	112,508
5.00%, 10/15/26 (Call 10/15/21)[a]	USD	200	201,332
QVC Inc.
3.13%, 04/01/19	USD	75	75,820
4.38%, 03/15/23[b]	USD	100	100,892
4.45%, 02/15/25 (Call 11/15/24)	USD	50	48,454
4.85%, 04/01/24	USD	150	150,275
5.13%, 07/02/22	USD	50	51,867

Security	Principal (000s)		Value
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	USD	100	$97,100
5.00%, 08/15/22 (Call 05/15/22)[a]	USD	75	75,450
5.00%, 03/15/23 (Call 12/15/22)[a,b]	USD	125	124,383
5.75%, 06/01/21 (Call 03/01/21)[a]	USD	50	52,445
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a]	USD	50	51,563
4.88%, 06/01/23 (Call 03/01/23)[a,b]	USD	100	97,625
5.25%, 12/01/21 (Call 12/01/17)[a]	USD	75	77,344
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	USD	75	78,199
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 03/03/17)	USD	400	411,832
6.88%, 02/15/21 (Call 03/03/17)	USD	65	66,491
8.25%, 02/15/21 (Call 02/15/17)	USD	35	35,702
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a,b]	USD	300	314,250
6.75%, 06/15/21 (Call 03/03/17)	USD	75	78,020
9.25%, 03/15/20 (Call 03/03/17)	USD	50	51,813
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	USD	100	105,875
6.00%, 01/15/19[a,b]	USD	150	158,208
6.85%, 07/15/18[a]	USD	50	52,938
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	USD	25	22,938
4.88%, 06/01/22 (Call 03/01/22)	USD	100	95,125
7.38%, 06/15/25 (Call 03/15/25)	USD	50	52,288
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[b]	USD	50	53,773

48

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
RR Donnelley & Sons Co.
6.00%, 04/01/24	USD	75	$70,875
7.88%, 03/15/21[b]	USD	50	53,357
RSP Permian Inc.
5.25%, 01/15/25 (Call 01/15/20)[a,b]	USD	50	51,011
6.63%, 10/01/22 (Call 10/01/17)	USD	100	105,875
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	USD	250	270,937
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a]	USD	50	50,688
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)	USD	80	83,200
5.75%, 06/01/22 (Call 06/01/17)	USD	50	51,875
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	USD	125	120,625
7.75%, 06/15/21 (Call 06/15/17)	USD	150	152,812
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)	USD	75	75,898
4.88%, 09/01/24 (Call 09/01/19)[a]	USD	120	116,865
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	USD	175	187,469
10.00%, 12/01/22 (Call 12/01/18)	USD	275	282,458
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)[c]	EUR	100	119,571
4.88%, 12/01/22 (Call 09/01/22)[a]	USD	50	51,625
5.13%, 12/01/24 (Call 09/01/24)[a]	USD	25	25,819
5.25%, 04/01/23 (Call 01/01/23)[a]	USD	50	52,045
5.50%, 09/15/25 (Call 06/15/25)[a,b]	USD	75	78,938
6.50%, 12/01/20 (Call 09/01/20)[a]	USD	50	56,277

Security	Principal (000s)		Value
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	USD	50	$51,875
5.38%, 05/15/24 (Call 05/15/19)	USD	100	104,771
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[a]	USD	75	75,837
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)[a]	USD	75	70,338
5.38%, 04/01/21 (Call 03/03/17)	USD	50	51,172
5.63%, 08/01/24 (Call 08/01/19)[a,b]	USD	50	50,750
6.13%, 10/01/22 (Call 10/01/17)[b]	USD	150	156,380
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 03/03/17)[a]	USD	50	50,742
4.63%, 05/15/23 (Call 05/15/18)[a]	USD	50	50,000
5.38%, 04/15/25 (Call 04/15/20)[a]	USD	200	203,446
5.38%, 07/15/26 (Call 07/15/21)[a,b]	USD	100	101,449
5.75%, 08/01/21 (Call 03/03/17)[a,b]	USD	200	208,750
6.00%, 07/15/24 (Call 07/15/19)[a]	USD	175	185,062
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	USD	75	71,063
5.63%, 06/01/25 (Call 06/01/20)	USD	50	48,813
6.13%, 11/15/22 (Call 11/15/18)[b]	USD	75	77,438
6.75%, 09/15/26 (Call 09/15/21)[b]	USD	75	78,281
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 02/21/17)[a,b]	USD	25	25,273
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a,b]	USD	300	341,250
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[b]	USD	125	115,937
5.80%, 01/23/20 (Call 12/23/19)	USD	75	77,531
6.70%, 01/23/25 (Call 10/23/24)	USD	150	150,313

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Spectrum Brands Inc.
4.00%, 10/01/26 (Call 10/01/21)[c]	EUR	100	$111,636
5.75%, 07/15/25 (Call 07/15/20)[b]	USD	175	183,094
6.63%, 11/15/22 (Call 11/15/17)	USD	50	53,000
Springleaf Finance Corp.
5.25%, 12/15/19	USD	100	100,615
7.75%, 10/01/21	USD	150	156,375
8.25%, 12/15/20	USD	125	134,219
Sprint Communications Inc.
6.00%, 11/15/22	USD	300	303,750
7.00%, 03/01/20[a]	USD	100	108,625
7.00%, 08/15/20	USD	200	214,497
9.00%, 11/15/18[a]	USD	325	356,041
11.50%, 11/15/21	USD	100	124,321
Sprint Corp.
7.13%, 06/15/24	USD	350	368,812
7.25%, 09/15/21	USD	400	429,076
7.63%, 02/15/25 (Call 11/15/24)[b]	USD	200	214,747
7.88%, 09/15/23	USD	725	790,250
Standard Industries Inc./NJ
5.13%, 02/15/21 (Call 02/15/18)[a]	USD	50	52,278
5.38%, 11/15/24 (Call 11/15/19)[a]	USD	125	128,817
5.50%, 02/15/23 (Call 02/15/19)[a]	USD	50	51,750
6.00%, 10/15/25 (Call 10/15/20)[a]	USD	200	211,187
Steel Dynamics Inc.
5.00%, 12/15/26 (Call 12/15/21)[a,b]	USD	75	76,520
5.13%, 10/01/21 (Call 10/01/17)	USD	50	51,779
5.25%, 04/15/23 (Call 04/15/18)	USD	50	52,016
5.50%, 10/01/24 (Call 10/01/19)	USD	50	52,915
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	USD	50	51,000
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)	USD	50	51,138
6.25%, 04/15/21 (Call 04/15/18)	USD	175	179,338
6.38%, 04/01/23 (Call 04/01/18)	USD	100	102,775

Security	Principal (000s)		Value
T-Mobile USA Inc.
6.00%, 03/01/23 (Call 09/01/18)	USD	300	$317,285
6.00%, 04/15/24 (Call 04/15/19)	USD	100	106,476
6.13%, 01/15/22 (Call 01/15/18)[b]	USD	400	423,000
6.25%, 04/01/21 (Call 04/01/17)	USD	150	155,300
6.38%, 03/01/25 (Call 09/01/19)[b]	USD	225	243,281
6.46%, 04/28/19 (Call 02/13/17)	USD	150	152,325
6.50%, 01/15/24 (Call 01/15/19)[b]	USD	100	107,250
6.50%, 01/15/26 (Call 01/15/21)	USD	300	329,287
6.54%, 04/28/20 (Call 02/13/17)	USD	100	102,791
6.63%, 11/15/20 (Call 02/10/17)	USD	50	51,250
6.63%, 04/28/21 (Call 04/28/17)	USD	100	103,900
6.63%, 04/01/23 (Call 04/01/18)	USD	350	371,945
6.73%, 04/28/22 (Call 04/28/17)	USD	100	104,230
6.84%, 04/28/23 (Call 04/28/18)	USD	100	106,712
TA MFG. Ltd.
3.63%, 04/15/23 (Call 04/15/18)[c]	EUR	100	110,446
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[b]	USD	100	81,250
4.63%, 07/15/19 (Call 03/03/17)[a,b]	USD	225	218,250
6.50%, 06/01/25 (Call 06/01/20)[b]	USD	50	40,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 03/03/17)	USD	50	50,703
4.25%, 11/15/23 (Call 05/15/18)	USD	100	98,250
5.13%, 02/01/25 (Call 02/01/20)[a]	USD	145	149,441
5.25%, 05/01/23 (Call 11/01/17)	USD	50	51,385
5.38%, 02/01/27 (Call 02/01/22)[a]	USD	50	51,766
6.75%, 03/15/24 (Call 09/15/19)	USD	50	54,750

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 03/03/17)[a]	USD	50	$51,353
TEGNA Inc.
5.13%, 10/15/19 (Call 03/03/17)	USD	125	128,104
5.13%, 07/15/20 (Call 03/03/17)	USD	100	103,444
6.38%, 10/15/23 (Call 10/15/18)	USD	75	79,423
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)[b]	USD	100	98,500
5.63%, 10/15/23 (Call 10/15/18)[b]	USD	50	49,944
Tenet Healthcare Corp.
4.38%, 10/01/21	USD	100	100,040
4.50%, 04/01/21	USD	75	75,375
5.00%, 03/01/19	USD	300	294,250
5.50%, 03/01/19	USD	25	24,807
6.00%, 10/01/20	USD	200	210,725
6.25%, 11/01/18	USD	100	105,375
6.75%, 06/15/23[b]	USD	300	283,875
7.50%, 01/01/22 (Call 01/01/19)[a]	USD	125	133,771
8.00%, 08/01/20 (Call 03/03/17)	USD	150	150,916
8.13%, 04/01/22[b]	USD	450	454,500
Terex Corp.
6.00%, 05/15/21 (Call 02/15/17)	USD	26	26,804
TerraForm Power Operating LLC
6.38%, 02/01/23 (Call 02/01/18)[a,d]	USD	125	128,164
Tesoro Corp.
4.75%, 12/15/23 (Call 10/15/23)[a]	USD	110	113,162
5.13%, 12/15/26 (Call 09/15/26)[a]	USD	125	130,312
5.38%, 10/01/22 (Call 10/01/17)[b]	USD	50	51,957
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.25%, 01/15/25 (Call 01/15/21)	USD	175	182,437
5.50%, 10/15/19 (Call 09/15/19)[b]	USD	50	53,125
5.88%, 10/01/20 (Call 03/03/17)	USD	50	51,375
6.13%, 10/15/21 (Call 02/16/17)	USD	50	52,210
6.25%, 10/15/22 (Call 10/15/18)	USD	75	80,063
6.38%, 05/01/24 (Call 05/01/19)	USD	75	81,266

Security	Principal (000s)		Value
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	USD	100	$108,125
TransDigm Inc.
5.50%, 10/15/20 (Call 03/03/17)	USD	50	50,412
6.00%, 07/15/22 (Call 07/15/17)[b]	USD	200	201,500
6.38%, 06/15/26 (Call 06/15/21)[a]	USD	100	98,649
6.50%, 07/15/24 (Call 07/15/19)	USD	175	175,691
6.50%, 05/15/25 (Call 05/15/20)	USD	75	75,375
Transocean Inc.
5.55%, 10/15/22 (Call 07/15/22)[b]	USD	50	45,632
6.00%, 03/15/18	USD	75	76,429
6.50%, 11/15/20	USD	100	101,220
8.13%, 12/15/21[b]	USD	125	129,226
9.00%, 07/15/23 (Call 07/15/20)[a]	USD	150	159,384
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (Call 10/15/20)[a]	USD	100	107,625
Transocean Proteus Ltd.
6.25%, 12/01/24 (Call 12/01/20)[a]	USD	150	156,187
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/15/17)	USD	50	51,365
6.00%, 02/15/24 (Call 02/15/19)[a]	USD	100	104,250
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	USD	50	50,781
5.88%, 06/15/24[b]	USD	50	51,688
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[b]	USD	100	101,250
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
6.38%, 05/01/22 (Call 05/01/18)[c]	EUR	100	115,349
Tronox Finance LLC
6.38%, 08/15/20 (Call 03/03/17)	USD	125	120,156
7.50%, 03/15/22 (Call 03/15/18)[a,b]	USD	50	48,750
TRU Taj LLC/TRU Taj Finance Inc.
12.00%, 08/15/21 (Call 02/15/18)[a]	USD	75	65,102

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
U.S. Steel Corp.
7.38%, 04/01/20[b]	USD	24	$25,784
7.50%, 03/15/22 (Call 03/15/17)	USD	75	77,626
8.38%, 07/01/21 (Call 07/01/18)[a]	USD	175	193,991
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	USD	125	127,459
5.50%, 07/15/25 (Call 07/15/20)[b]	USD	75	77,925
5.50%, 05/15/27 (Call 05/15/22)	USD	180	181,448
5.75%, 11/15/24 (Call 05/15/19)[b]	USD	175	184,573
5.88%, 09/15/26 (Call 09/15/21)	USD	100	103,667
6.13%, 06/15/23 (Call 12/15/17)	USD	225	237,109
7.63%, 04/15/22 (Call 04/15/17)[b]	USD	36	37,767
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	USD	150	149,062
5.13%, 02/15/25 (Call 02/15/20)[a,b]	USD	300	286,314
6.75%, 09/15/22 (Call 09/15/17)[a,b]	USD	190	199,262
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/15/18)[c]	EUR	125	100,512
5.38%, 03/15/20 (Call 03/15/17)[a]	USD	300	257,422
5.50%, 03/01/23 (Call 03/01/18)[a]	USD	200	151,500
5.88%, 05/15/23 (Call 05/15/18)[a,b]	USD	425	323,531
6.13%, 04/15/25 (Call 04/15/20)[a,b]	USD	450	338,202
6.38%, 10/15/20 (Call 03/03/17)[a]	USD	275	241,656
6.75%, 08/15/21 (Call 03/03/17)[a]	USD	50	42,108
7.00%, 10/01/20 (Call 03/03/17)[a]	USD	150	135,000
7.25%, 07/15/22 (Call 03/03/17)[a]	USD	50	42,256

Security	Principal (000s)		Value
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	USD	150	$152,211
5.25%, 04/01/25 (Call 01/01/25)	USD	50	51,469
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/19)[a,b]	USD	200	191,667
Voya Financial Inc. VRN, (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)	USD	100	100,875
VWR Funding Inc.
4.63%, 04/15/22 (Call 04/15/18)[c]	EUR	100	111,810
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[b]	USD	105	93,450
7.75%, 06/15/21 (Call 05/15/21)[b]	USD	95	97,924
8.25%, 06/15/23 (Call 03/15/23)[b]	USD	120	122,827
9.63%, 03/01/19		100	107,417
9.88%, 02/15/24 (Call 11/15/23)[a,b]	USD	50	54,235
West Corp.
4.75%, 07/15/21 (Call 07/15/18)[a]	USD	100	101,500
5.38%, 07/15/22 (Call 07/15/17)[a]	USD	125	120,357
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)[a]	USD	425	501,018
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	USD	100	101,750
5.75%, 03/15/21 (Call 12/15/20)[b]	USD	150	151,219
6.25%, 04/01/23 (Call 01/01/23)	USD	50	50,500
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	USD	100	98,250
4.55%, 06/24/24 (Call 03/24/24)	USD	150	151,950

52

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Security	Principal (000s)		Value
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)	USD	75	$67,299
7.50%, 06/01/22 (Call 06/01/17)[b]	USD	50	48,675
7.75%, 10/15/20 (Call 03/03/17)[b]	USD	100	102,055
7.75%, 10/01/21 (Call 03/03/17)[b]	USD	125	127,500
WMG Acquisition Corp.
4.13%, 11/01/24 (Call 11/01/19)[c]	EUR	100	112,545
6.75%, 04/15/22 (Call 04/15/17)[a,b]	USD	75	78,750
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	USD	100	98,307
6.00%, 01/15/22 (Call 10/15/21)	USD	125	130,625
7.50%, 08/01/20 (Call 07/01/20)	USD	50	54,250
8.25%, 08/01/23 (Call 06/01/23)	USD	75	85,068
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	USD	150	157,312
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a]	USD	50	48,563
5.38%, 03/15/22 (Call 03/15/17)	USD	100	102,092
5.50%, 03/01/25 (Call 12/01/24)[a,b]	USD	300	301,015
XPO Logistics Inc.
5.75%, 06/15/21 (Call 12/15/17)[c]	EUR	100	113,325
6.13%, 09/01/23 (Call 09/01/19)[a]	USD	75	77,612
6.50%, 06/15/22 (Call 06/15/18)[a]	USD	275	286,344
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)[a]	USD	150	153,570
6.00%, 04/01/23 (Call 04/01/18)	USD	225	235,125
6.38%, 05/15/25 (Call 05/15/20)	USD	105	111,169

Security	Principal or Shares (000s)		Value
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[b]	USD	200	$215,359

			103,925,447
TOTAL CORPORATE BONDS & NOTES
(Cost: $160,117,063)			159,557,806

SHORT-TERM INVESTMENTS — 18.36%

MONEY MARKET FUNDS — 18.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[e,f,g]		24,881	24,888,465
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[e,f]		5,638	5,638,014

			30,526,479

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,520,538)			30,526,479

TOTAL INVESTMENTS IN SECURITIES — 114.33%
(Cost: $190,637,601)[h]			190,084,285
Other Assets, Less Liabilities — (14.33)%			(23,834,159)

NET ASSETS — 100.00%			$166,250,126

VRN — Variable Rate Note

Currency Abbreviations:
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $190,661,777. Net unrealized depreciation was $577,492, of which $2,716,988 represented gross unrealized appreciation on securities and $3,294,480 represented gross unrealized depreciation on securities.

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$159,557,806	$—	$159,557,806
Money market funds	30,526,479	—	—	30,526,479

Total	$30,526,479	$159,557,806	$—	$190,084,285

54

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2017

Security		Principal or Shares (000s)	Value
COMMON STOCKS — 0.00%

SOUTH AFRICA — 0.00%
Sentry Holdings Ltd. Class A		25	$—

TOTAL COMMON STOCKS
(Cost: $159,437)			—

CORPORATE BONDS & NOTES — 97.69%

AUSTRALIA — 0.35%
Origin Energy Finance Ltd.
VRN, (5 year EUR Swap + 3.670%)
4.00%, 09/16/74 (Call 09/16/19)[a]	EUR	200	214,387

			214,387
AUSTRIA — 1.14%
Raiffeisen Bank International AG
6.00%, 10/16/23[a]	EUR	100	119,047
6.63%, 05/18/21	EUR	100	122,682
VRN, (5 year EUR Swap + 3.300%)
4.50%, 02/21/25 (Call 02/21/20)[a]	EUR	100	109,679
VRN, (5 year EUR Swap + 4.840%)
5.88%, 04/27/23 (Call 04/27/18)	EUR	100	113,786
Raiffeisenlandesbank Niederoesterreich-Wien AG
5.88%, 11/27/23[a]	EUR	100	115,638
Wienerberger AG
4.00%, 04/17/20	EUR	100	119,301

			700,133
BELGIUM — 1.32%
Barry Callebaut Services NV
2.38%, 05/24/24[a]	EUR	100	110,487
5.63%, 06/15/21[a]	EUR	100	130,597
Ethias SA
5.00%, 01/14/26[a]	EUR	100	103,037
Nyrstar Netherlands Holdings BV
8.50%, 09/15/19[a]	EUR	100	117,884

Security		Principal (000s)	Value
Ontex Group NV
4.75%, 11/15/21 (Call 11/15/17)[a]	EUR	100	$113,729
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[a]	EUR	100	114,253
6.75%, 08/15/24 (Call 08/15/18)[a]	EUR	100	119,695

			809,682
CANADA — 3.16%
AutoCanada Inc.
5.63%, 05/25/21 (Call 05/25/17)	CAD	50	38,926
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	75	56,232
Bombardier Inc.
6.13%, 05/15/21[a]	EUR	200	227,999
Brookfield Residential Properties Inc.
6.13%, 05/15/23 (Call 05/15/18)[a]	CAD	75	57,670
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	75	59,947
Cascades Inc.
5.50%, 07/15/21 (Call 07/15/17)[b]	CAD	50	39,861
Cott Corp.
5.50%, 07/01/24 (Call 07/01/19)[a]	EUR	100	114,172
Crew Energy Inc.
8.38%, 10/21/20 (Call 03/02/17)[a]	CAD	50	39,885
DHX Media Ltd.
5.88%, 12/02/21 (Call 12/02/17)	CAD	50	38,734
Entertainment One Ltd.
6.88%, 12/15/22 (Call 12/15/18)[a]	GBP	100	136,445

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2017

Security		Principal (000s)	Value
Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 03/02/17)[b]	CAD	50	$38,063
Gibson Energy Inc.
5.38%, 07/15/22 (Call 07/15/17)[b]	CAD	75	57,724
7.00%, 07/15/20 (Call 03/02/17)[b]	CAD	50	40,029
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[b]	CAD	75	60,043
Iron Mountain Canada Operations ULC
5.38%, 09/15/23	CAD	50	39,406
Mattamy Group Corp.
6.88%, 11/15/20 (Call 03/02/17)[b]	CAD	50	39,310
Newalta Corp.
Series 2
7.75%, 11/14/19 (Call 03/02/17)	CAD	50	36,625
Noralta Lodge Ltd.
7.50%, 09/24/19 (Call 03/02/17)[a]	CAD	13	8,874
Parkland Fuel Corp.
5.50%, 05/28/21 (Call 05/28/17)	CAD	50	39,885
6.00%, 11/21/22 (Call 11/21/17)	CAD	100	80,345
Quebecor Media Inc.
6.63%, 01/15/23[b]	CAD	125	102,349
7.38%, 01/15/21 (Call 03/02/17)	CAD	50	39,406
River Cree Enterprises LP
11.00%, 01/20/21 (Call 01/20/18)[b]	CAD	50	38,734
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)[b]	CAD	75	58,869
Sirius XM Canada Holdings Inc.
5.63%, 04/23/21 (Call 04/23/17)[b]	CAD	50	38,926

Security		Principal (000s)	Value
Southern Pacific Resource Corp.
8.75%, 01/25/18 (Call 03/02/17)[b,c]	CAD	50	$4
Superior Plus LP
6.50%, 12/09/21 (Call 12/09/17)	CAD	50	40,269
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 03/02/17)[b]	CAD	75	58,557
Videotron Ltd.
5.63%, 06/15/25 (Call 03/15/25)	CAD	75	60,025
5.75%, 01/15/26 (Call 09/15/20)[a]	CAD	100	80,345
6.88%, 07/15/21 (Call 03/02/17)	CAD	31	24,610
Wajax Corp.
6.13%, 10/23/20 (Call 10/23/17)[a]	CAD	50	39,406
Western Energy Services Corp.
7.88%, 01/30/19 (Call 03/02/17)	CAD	53	38,213
Yellow Pages Digital & Media Solutions Ltd.
9.25%, 11/30/18 (Call 03/02/17)	CAD	88	68,978

			1,938,866
CYPRUS — 0.19%
Bank of Cyprus PCL Series EMTN
VRN, (5 year EUR Swap + 9.176%)
9.25%, 01/19/27 (Call 01/19/22)[a]	EUR	100	113,906

			113,906
DENMARK — 0.35%
TDC A/S
VRN, (5 year EUR Swap + 3.110%)
3.50%, 02/26/49 (Call 02/26/21)[a]	EUR	200	211,729

			211,729

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2017

Security		Principal (000s)	Value
FINLAND — 0.76%
Nokia OYJ
6.75%, 02/04/19[a]	EUR	100	$121,421
Outokumpu OYJ
6.63%, 09/30/19 (Call 03/30/17)	EUR	100	112,884
Stora Enso OYJ
2.13%, 06/16/23 (Call 03/16/23)[a]	EUR	100	109,586
5.50%, 03/07/19[a]	EUR	100	119,370

			463,261
FRANCE — 12.76%
3AB Optique Developpement SAS
5.63%, 04/15/19 (Call 03/02/17)[a]	EUR	100	109,479
Areva SA
3.25%, 09/04/20[a]	EUR	200	217,197
3.50%, 03/22/21	EUR	100	108,851
4.38%, 11/06/19	EUR	200	223,978
Autodis SA
4.38%, 05/01/22 (Call 05/01/18)[a]	EUR	100	111,648
BiSoho SAS
5.88%, 05/01/23 (Call 05/01/19)[a]	EUR	100	116,318
Casino Guichard Perrachon SA
2.33%, 02/07/25 (Call 11/07/24)[a]	EUR	100	111,971
3.25%, 03/07/24 (Call 12/07/23)[a]	EUR	200	238,718
3.99%, 03/09/20	EUR	100	122,391
4.05%, 08/05/26 (Call 05/05/26)[a]	EUR	200	230,101
4.41%, 08/06/19[a]	EUR	200	237,669
4.56%, 01/25/23[a]	EUR	100	121,084
5.73%, 11/12/18	EUR	100	118,831
5.98%, 05/26/21	EUR	200	254,943
CGG SA
5.88%, 05/15/20 (Call 05/15/17)[a]	EUR	100	47,671
CMA CGM SA
7.75%, 01/15/21 (Call 01/15/18)[a]	EUR	100	101,656
8.75%, 12/15/18 (Call 03/02/17)[a]	EUR	100	110,027

Security		Principal (000s)	Value
ContourGlobal Power Holdings SA
5.13%, 06/15/21 (Call 06/15/18)[a]	EUR	100	$114,578
Elis SA
3.00%, 04/30/22 (Call 04/30/18)[a]	EUR	200	222,314
Europcar Groupe SA
5.75%, 06/15/22 (Call 06/15/18)[a]	EUR	100	112,872
Faurecia
3.13%, 06/15/22 (Call 06/15/18)[a]	EUR	100	111,235
3.63%, 06/15/23 (Call 06/15/19)[a]	EUR	200	224,987
Groupama SA
6.00%, 01/23/27	EUR	100	110,838
VRN, (3 mo. Euribor + 5.360%)
7.88%, 10/27/39 (Call 10/27/19)	EUR	200	234,085
Groupe Fnac SA
3.25%, 09/30/23 (Call 09/30/19)[a]	EUR	100	111,436
Holdikks SAS
6.75%, 07/15/21 (Call 07/15/17)[a]	EUR	100	83,484
Holding Medi-Partenaires SAS
7.00%, 05/15/20 (Call 02/10/17)[a]	EUR	100	113,602
HomeVi SAS
6.88%, 08/15/21 (Call 08/15/17)[a]	EUR	100	114,840
La Financiere Atalian SAS
7.25%, 01/15/20 (Call 03/02/17)[a]	EUR	100	112,337
Labeyrie Fine Foods SAS
5.63%, 03/15/21 (Call 03/15/17)[a]	EUR	100	110,567
Loxam SAS
3.50%, 05/03/23 (Call 05/03/19)[a]	EUR	100	105,993
4.88%, 07/23/21 (Call 07/23/17)[a]	EUR	100	111,775

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2017

Security		Principal (000s)	Value
Mobilux Finance SAS
5.50%, 11/15/24 (Call 11/15/19)[a]	EUR	100	$112,318
NEW Areva Holding SA
3.13%, 03/20/23 (Call 12/20/22)[a]	EUR	200	208,405
4.88%, 09/23/24	EUR	200	222,219
Nexans SA
3.25%, 05/26/21 (Call 02/26/21)[a]	EUR	100	114,120
Novafives SAS
4.50%, 06/30/21 (Call 06/30/17)[a]	EUR	100	102,851
Paprec Holding
5.25%, 04/01/22 (Call 04/01/18)[a]	EUR	100	114,080
Peugeot SA
2.38%, 04/14/23[a]	EUR	150	168,757
6.50%, 01/18/19[a]	EUR	100	120,969
Rexel SA
3.25%, 06/15/22 (Call 06/15/18)[a]	EUR	100	112,319
3.50%, 06/15/23 (Call 06/15/19)[a]	EUR	200	224,601
SFR Group SA
5.38%, 05/15/22 (Call 05/15/17)[a]	EUR	200	225,445
5.63%, 05/15/24 (Call 05/15/19)[a]	EUR	300	342,157
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[a]	EUR	100	109,021
Synlab Bondco PLC
6.25%, 07/01/22 (Call 07/01/18)[a]	EUR	100	117,491
Synlab Unsecured Bondco PLC
8.25%, 07/01/23 (Call 07/01/18)[a]	EUR	150	178,883
Tereos Finance Groupe I SA
4.13%, 06/16/23 (Call 03/16/23)[a]	EUR	100	112,117
4.25%, 03/04/20 (Call 03/04/19)	EUR	100	114,886

Security		Principal (000s)	Value
THOM Europe SAS
7.38%, 07/15/19 (Call 02/10/17)[a]	EUR	100	$112,999
Vallourec SA
2.25%, 09/30/24[a]	EUR	100	89,716
3.25%, 08/02/19	EUR	100	111,071
Verallia Packaging SASU
5.13%, 08/01/22 (Call 08/01/18)[a]	EUR	100	114,510
WFS Global Holding SAS
9.50%, 07/15/22 (Call 07/15/18)[a]	EUR	100	111,343

			7,817,754
GERMANY — 10.45%
Auris Luxembourg II SA
8.00%, 01/15/23 (Call 01/15/18)[a]	EUR	100	117,513
Bilfinger SE
2.38%, 12/07/19 a	EUR	100	112,633
BMBG Bond Finance SCA
3.00%, 06/15/21 (Call 06/15/18)[a]	EUR	100	112,147
CeramTec Group GmbH
8.25%, 08/15/21 (Call 03/02/17)[a]	EUR	100	115,063
Deutsche Lufthansa AG
VRN, (5 year EUR Swap + 4.783%)
5.13%, 08/12/75 (Call 02/12/21)[a]	EUR	100	114,193
FMC Finance VII SA
5.25%, 02/15/21[a]	EUR	100	126,088
FMC Finance VIII SA
5.25%, 07/31/19[a]	EUR	100	120,642
FTE Verwaltungs GmbH
9.00%, 07/15/20 (Call 02/10/17)[a]	EUR	100	113,606
Hapag-Lloyd AG
7.50%, 10/15/19 (Call 03/02/17)[a]	EUR	100	112,429
K+S AG
3.00%, 06/20/22[a]	EUR	100	114,874

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2017

Security		Principal (000s)	Value
Kirk Beauty One GmbH
8.75%, 07/15/23 (Call 07/15/18)[a]	EUR	150	$178,497
LANXESS AG
VRN, (5 year EUR Swap + 4.510%)
4.50%, 12/06/76 (Call 06/06/23)[a]	EUR	50	56,288
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	100	118,880
PCF GmbH
7.88%, 08/01/19 (Call 03/02/17)[a]	EUR	100	112,397
Phoenix PIB Dutch Finance BV
3.63%, 07/30/21[a]	EUR	100	120,224
PrestigeBidCo GmbH
6.25%, 12/15/23 (Call 12/15/19)[a]	EUR	100	111,938
ProGroup AG
5.13%, 05/01/22 (Call 05/01/18)[a]	EUR	100	115,004
RWE AG
VRN, (5 year EUR Swap + 2.643%)
2.75%, 04/21/75 (Call 10/21/20)[a]	EUR	200	206,765
VRN, (5 year EUR Swap + 3.245%)
3.50%, 04/21/75 (Call 04/21/25)[a]	EUR	100	94,719
Schaeffler Finance BV
2.50%, 05/15/20 (Call 05/15/17)[a]	EUR	100	109,815
3.25%, 05/15/25 (Call 05/15/20)[a]	EUR	100	115,298
3.50%, 05/15/22 (Call 05/15/17)[a]	EUR	100	110,678
Senvion Holding GmbH
6.63%, 11/15/20 (Call 05/15/17)[a]	EUR	100	112,709
SGL Carbon SE
4.88%, 01/15/21 (Call 03/02/17)[a]	EUR	100	110,777

Security		Principal (000s)	Value
Takko Luxembourg 2 SCA
9.88%, 04/15/19 (Call 02/10/17)[a]	EUR	100	$94,225
Techem Energy Metering Service GmbH & Co. KG
7.88%, 10/01/20 (Call 02/10/17)[a]	EUR	100	112,393
Techem GmbH
6.13%, 10/01/19 (Call 02/10/17)[a]	EUR	100	111,584
ThyssenKrupp AG
1.75%, 11/25/20 (Call 08/25/20)[a]	EUR	200	220,632
2.50%, 02/25/25 a	EUR	100	109,901
2.75%, 03/08/21 (Call 12/08/20)[a]	EUR	200	226,210
3.13%, 10/25/19 (Call 07/25/19)[a]	EUR	300	343,574
4.00%, 08/27/18	EUR	300	342,898
Trionista Holdco GmbH
5.00%, 04/30/20 (Call 03/02/17)[a]	EUR	100	110,484
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 03/02/17)[a]	EUR	100	113,307
TUI AG
2.13%, 10/26/21 (Call 07/26/21)[a]	EUR	100	111,077
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[a]	EUR	200	205,216
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)[a]	EUR	100	106,858
4.00%, 01/15/25 (Call 01/15/20)[a]	EUR	100	112,125
4.63%, 02/15/26 (Call 02/15/21)[a]	EUR	100	114,654
5.13%, 01/21/23 (Call 01/21/18)[a]	EUR	162	184,745
5.50%, 09/15/22 (Call 09/15/17)[a]	EUR	81	91,892

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2017

Security		Principal (000s)	Value
5.63%, 04/15/23 (Call 04/15/18)[a]	EUR	80	$92,715
5.75%, 01/15/23 (Call 01/15/18)[a]	EUR	81	93,447
WEPA Hygieneprodukte GmbH
3.75%, 05/15/24 (Call 05/15/19)[a]	EUR	100	112,726
ZF North America Capital Inc.
2.25%, 04/26/19[a]	EUR	300	335,872
2.75%, 04/27/23[a]	EUR	200	227,266

			6,406,978
GREECE — 1.35%
Frigoglass Finance BV
8.25%, 05/15/18 (Call 03/02/17)[a]	EUR	100	67,378
Intralot Capital Luxembourg SA
6.75%, 09/15/21 (Call 09/15/18)[a]	EUR	100	110,645
OTE PLC
3.50%, 07/09/20[a]	EUR	200	217,796
4.38%, 12/02/19[a]	EUR	100	112,290
7.88%, 02/07/18[a]	EUR	100	114,005
PPC Finance PLC
5.50%, 05/01/19 (Call 02/10/17)[a]	EUR	100	90,833
Titan Global Finance PLC
3.50%, 06/17/21[a]	EUR	100	112,319

			825,266
INDIA — 0.18%
Samvardhana Motherson Automotive Systems Group BV
4.13%, 07/15/21 (Call 07/15/17)[a]	EUR	100	110,772

			110,772
IRELAND — 2.82%
Allied Irish Banks PLC
2.75%, 04/16/19[a]	EUR	100	114,072
VRN, (5 year EUR Swap + 3.950%)
4.13%, 11/26/25 (Call 11/26/20)[a]	EUR	200	222,358

Security		Principal (000s)	Value
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 05/15/23 (Call 05/15/19)[a]	EUR	100	$114,215
4.25%, 01/15/22 (Call 06/30/17)[a]	EUR	300	333,498
6.75%, 05/15/24 (Call 05/15/19)[a]	EUR	100	117,613
Bank of Ireland
10.00%, 12/19/22[a]	EUR	100	144,430
VRN, (5 year EUR Swap + 3.550%)
4.25%, 06/11/24 (Call 06/11/19)[a]	EUR	100	111,553
eircom Finance DAC
4.50%, 05/31/22 (Call 05/31/18)[a]	EUR	200	225,151
Smurfit Kappa Acquisitions
2.38%, 02/01/24 (Call 11/01/23)[a]	EUR	100	108,437
3.25%, 06/01/21 (Call 03/10/21)[a]	EUR	100	115,914
4.13%, 01/30/20[a]	EUR	100	118,312

			1,725,553
ITALY — 21.44%
Astaldi SpA
7.13%, 12/01/20 (Call 03/02/17)[a]	EUR	200	225,199
Autostrada Brescia Verona Vicenza Padova SpA
2.38%, 03/20/20[a]	EUR	100	112,887
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[a]	EUR	200	211,406
5.60%, 09/09/20	EUR	100	55,980
Banca Popolare di Milano Scarl
4.25%, 01/30/19[a]	EUR	100	112,988
7.13%, 03/01/21[a]	EUR	100	116,773
Banca Popolare di Vicenza
2.75%, 03/20/20[a]	EUR	200	193,366
5.00%, 10/25/18[a]	EUR	100	103,207

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2017

Security		Principal (000s)	Value
Banco Popolare SC
2.63%, 09/21/18[a]	EUR	100	$109,792
2.75%, 07/27/20[a]	EUR	200	219,490
3.50%, 03/14/19[a]	EUR	300	334,518
6.00%, 11/05/20[a]	EUR	100	113,033
6.38%, 05/31/21[a]	EUR	100	113,612
Bormioli Rocco Holdings SA
10.00%, 08/01/18 (Call 03/02/17)[a]	EUR	100	111,096
Buzzi Unicem SpA
2.13%, 04/28/23 (Call 01/28/23)[a]	EUR	100	110,980
6.25%, 09/28/18[a]	EUR	100	118,601
CNH Industrial Finance Europe SA
6.25%, 03/09/18[a]	EUR	300	343,984
Enel SpA
VRN, (5 year EUR Swap + 3.648%)
5.00%, 01/15/75 (Call 01/15/20)[a]	EUR	200	228,556
VRN, (5 year EUR Swap + 5.242%)
6.50%, 01/10/74 (Call 01/10/19)[a]	EUR	300	348,729
Fiat Chrysler Finance Europe
4.75%, 03/22/21[a]	EUR	200	235,230
4.75%, 07/15/22[a]	EUR	300	354,214
6.63%, 03/15/18[a]	EUR	300	344,153
6.75%, 10/14/19[a]	EUR	200	244,997
7.38%, 07/09/18	EUR	200	235,222
Iccrea Banca SpA
1.88%, 11/25/19[a]	EUR	100	110,059
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[a]	EUR	200	232,891
Intesa Sanpaolo SpA
2.86%, 04/23/25[a]	EUR	200	209,337
3.93%, 09/15/26[a]	EUR	200	216,140
5.00%, 09/23/19[a]	EUR	200	232,982
5.15%, 07/16/20	EUR	200	236,872
6.63%, 05/08/18[a]	EUR	200	229,932
6.63%, 09/13/23[a]	EUR	300	376,359

Security		Principal (000s)	Value
Leonardo SpA
4.50%, 01/19/21	EUR	200	$243,947
5.25%, 01/21/22	EUR	200	254,805
8.00%, 12/16/19	GBP	75	110,148
Manutencoop Facility Management SpA
8.50%, 08/01/20 (Call 03/02/17)[a]	EUR	100	111,927
Mediobanca SpA
5.00%, 11/15/20	EUR	100	118,431
5.75%, 04/18/23	EUR	100	122,155
N&W Global Vending SpA
7.00%, 10/15/23 (Call 10/15/19)[a]	EUR	100	113,720
Onorato Armatori SpA
7.75%, 02/15/23 (Call 02/15/19)[a]	EUR	100	106,719
Piaggio & C SpA
4.63%, 04/30/21 (Call 04/30/17)[a]	EUR	100	111,405
Saipem Finance International BV
3.00%, 03/08/21[a]	EUR	100	111,727
3.75%, 09/08/23[a]	EUR	100	112,938
Salini Costruttori SpA
6.13%, 08/01/18	EUR	100	116,961
Salini Impregilo SpA
3.75%, 06/24/21[a]	EUR	100	114,638
Schumann SpA
7.00%, 07/31/23 (Call 07/31/19)[a]	EUR	100	111,264
Snai SpA
6.38%, 11/07/21 (Call 11/07/18)[a]	EUR	100	114,178
Telecom Italia SpA
4.88%, 09/25/20[a]	EUR	100	121,403
5.25%, 02/10/22[a]	EUR	200	249,294
6.13%, 12/14/18	EUR	100	119,665
Telecom Italia SpA/Milano
3.00%, 09/30/25[a]	EUR	100	107,077
3.25%, 01/16/23[a]	EUR	200	225,043
3.63%, 01/19/24[a]	EUR	100	113,590
3.63%, 05/25/26[a]	EUR	200	219,859
4.50%, 01/25/21[a]	EUR	100	120,534
5.38%, 01/29/19[a]	EUR	200	237,067
6.38%, 06/24/19	GBP	150	205,487

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2017

Security		Principal (000s)	Value
UniCredit SpA
6.70%, 06/05/18[a]	EUR	200	$230,498
6.95%, 10/31/22[a]	EUR	300	370,997
VRN, (5 year EUR Swap + 4.100%)
5.75%, 10/28/25 (Call 10/28/20)[a]	EUR	300	343,250
VRN, (5 year EUR Swap + 4.316%)
4.38%, 01/03/27 (Call 01/03/22)[a]	EUR	200	218,204
Unione di Banche Italiane SpA VRN, (5 year EUR Swap + 4.182%)
4.25%, 05/05/26 (Call 05/05/21)[a]	EUR	200	215,804
Unipol Gruppo Finanziario SpA
3.00%, 03/18/25[a]	EUR	300	314,646
Veneto Banca SCPA
4.00%, 05/20/19[a]	EUR	100	101,586
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 02/10/17)[a]	EUR	600	659,324
7.00%, 04/23/21 (Call 04/23/17)[a]	EUR	400	449,599

			13,140,475

JAPAN — 1.17%
SoftBank Group Corp.
4.00%, 07/30/22 (Call 04/30/22)[a]	EUR	100	118,037
4.63%, 04/15/20[a]	EUR	100	119,605
4.75%, 07/30/25 (Call 04/30/25)[a]	EUR	200	237,238
5.25%, 07/30/27 (Call 04/30/27)[a]	EUR	200	239,825

			714,705

LUXEMBOURG — 5.24%
Altice Financing SA
5.25%, 02/15/23 (Call 02/15/18)[a]	EUR	100	114,410
Altice Finco SA
9.00%, 06/15/23 (Call 06/15/18)[a]	EUR	100	122,949

Security		Principal (000s)	Value
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)[a]	EUR	200	$226,712
7.25%, 05/15/22 (Call 05/15/17)[a]	EUR	400	459,607
ArcelorMittal
2.88%, 07/06/20[a]	EUR	100	113,685
3.00%, 03/25/19[a]	EUR	200	227,092
3.00%, 04/09/21[a]	EUR	100	113,608
3.13%, 01/14/22[a]	EUR	200	227,296
5.75%, 03/29/18[a]	EUR	100	115,026
DEA Finance SA
7.50%, 10/15/22 (Call 04/15/19)[a]	EUR	100	116,425
Garfunkelux Holdco 3 SA
7.50%, 08/01/22 (Call 08/01/18)[a]	EUR	100	111,939
8.50%, 11/01/22 (Call 11/01/18)[a]	GBP	100	128,902
INEOS Group Holdings SA
5.38%, 08/01/24 (Call 08/01/19)[a]	EUR	200	221,838
5.75%, 02/15/19 (Call 03/01/17)[a]	EUR	100	109,944
LSF9 Balta Issuer SA
7.75%, 09/15/22 (Call 09/15/18)[a]	EUR	100	118,930
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/18)[a]	EUR	200	221,666
Picard Bondco SA
7.75%, 02/01/20 (Call 03/02/17)[a]	EUR	100	112,667
Swissport Investments SA
6.75%, 12/15/21 (Call 06/15/18)[a]	EUR	200	234,452
Telenet Finance VI Luxembourg SCA
4.88%, 07/15/27 (Call 07/15/21)[a]	EUR	100	113,065

			3,210,213

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2017

Security		Principal (000s)	Value
NETHERLANDS — 2.57%
Constellium NV
4.63%, 05/15/21 (Call 05/15/17)[a]	EUR	100	$106,456
Hema Bondco I BV
6.25%, 06/15/19 (Call 02/10/17)[a]	EUR	100	104,030
InterXion Holding NV
6.00%, 07/15/20 (Call 02/10/17)[a]	EUR	100	112,991
LGE HoldCo VI BV
7.13%, 05/15/24 (Call 05/15/19)[a]	EUR	200	246,072
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)[a]	EUR	100	108,495
SNS Bank NV
6.25%, 10/26/20	EUR	50	—
UPC Holding BV
6.38%, 09/15/22 (Call 09/15/17)[a]	EUR	200	228,559
6.75%, 03/15/23 (Call 03/15/18)[a]	EUR	100	116,984
UPCB Finance IV Ltd.
4.00%, 01/15/27 (Call 01/15/21)[a]	EUR	100	108,228
Ziggo Bond Finance BV
4.63%, 01/15/25 (Call 01/15/20)[a]	EUR	100	113,178
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[a]	EUR	100	110,048
4.25%, 01/15/27 (Call 01/15/22)[a]	EUR	200	220,001

			1,575,042

NORWAY — 0.58%
Lock AS
7.00%, 08/15/21 (Call 08/15/17)[a]	EUR	100	114,696
Lock Lower Holding AS
9.50%, 08/15/22 (Call 08/15/18)[a]	EUR	100	124,057

Security		Principal (000s)	Value
Silk Bidco AS
7.50%, 02/01/22 (Call 02/01/18)[a]	EUR	100	$115,352

			354,105

PORTUGAL — 0.37%
EDP - Energias de Portugal SA VRN, (5 year EUR Swap + 5.043%)
5.38%, 09/16/75 (Call 03/16/21)[a]	EUR	200	224,734

			224,734

SINGAPORE — 0.57%
Lincoln Finance Ltd.
6.88%, 04/15/21 (Call 04/15/18)[a]	EUR	300	349,555

			349,555

SPAIN — 5.88%
Almirall SA
4.63%, 04/01/21 (Call 04/01/17)[a]	EUR	100	111,113
Banco de Sabadell SA
5.63%, 05/06/26[a]	EUR	100	116,269
6.25%, 04/26/20	EUR	100	119,160
Bankia SA
3.50%, 01/17/19[a]	EUR	200	229,712
VRN, (5 year EUR Swap + 3.166%)
4.00%, 05/22/24 (Call 05/22/19)[a]	EUR	200	220,248
Befesa Zinc SAU Via Zinc Capital SA
8.88%, 05/15/18 (Call 03/02/17)[a]	EUR	100	110,446
BPE Financiaciones SA
2.00%, 02/03/20[a]	EUR	200	216,980
CaixaBank SA VRN, (5 year EUR Swap + 3.950%)
5.00%, 11/14/23 (Call 11/14/18)[a]	EUR	200	227,818
Campofrio Food Group SA
3.38%, 03/15/22 (Call 03/15/18)[a]	EUR	100	112,370

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2017

Security		Principal (000s)	Value
Cellnex Telecom SA
2.38%, 01/16/24 (Call 10/16/23)[a]	EUR	200	$213,341
2.88%, 04/18/25 (Call 01/18/25)[a]	EUR	100	107,021
Cellnex Telecom SAU
3.13%, 07/27/22[a]	EUR	100	114,680
Cirsa Funding Luxembourg SA
5.75%, 05/15/21 (Call 05/15/18)[a]	EUR	100	113,744
5.88%, 05/15/23 (Call 05/15/18)[a]	EUR	100	112,271
Codere Finance 2 Luxembourg SA
6.75%, 11/01/21 (Call 10/31/18)[a]	EUR	100	105,535
eDreams ODIGEO SA
8.50%, 08/01/21 (Call 08/01/18)[a]	EUR	100	113,938
Ence Energia y Celulosa SA
5.38%, 11/01/22 (Call 11/01/18)[a]	EUR	100	115,260
Gestamp Funding Luxembourg SA
3.50%, 05/15/23 (Call 05/15/19)[a]	EUR	100	112,688
Grupo Antolin Dutch BV
4.75%, 04/01/21 (Call 04/01/17)[a]	EUR	100	111,046
5.13%, 06/30/22 (Call 06/30/18)[a]	EUR	100	115,770
Grupo Isolux Corsan SA
1.00%, 12/30/21 (Call 03/02/17)d	EUR	141	69,338
Ibercaja Banco SA VRN, (5 year EUR Swap + 4.551%)
5.00%, 07/28/25 (Call 07/28/20)[a]	EUR	100	107,308
NH Hotel Group SA
6.88%, 11/15/19 (Call 11/15/17)[a]	EUR	150	176,033
Obrascon Huarte Lain SA
5.50%, 03/15/23 (Call 03/15/18)[a]	EUR	100	79,058

Security		Principal (000s)	Value
PortAventura Entertainment Barcelona BV
7.25%, 12/01/20 (Call 02/10/17)[a]	EUR	100	$112,087
Repsol International Finance BV VRN, (10 year EUR Swap + 4.200%)
4.50%, 03/25/75 (Call 03/25/25)[a]	EUR	250	259,901

			3,603,135

SWEDEN — 1.49%
Hoist Kredit AB
3.13%, 12/09/19[a]	EUR	100	113,315
Perstorp Holding AB
7.63%, 06/30/21 (Call 11/18/18)[a]	EUR	100	111,436
Verisure Holding AB
6.00%, 11/01/22 (Call 11/01/18)[a]	EUR	200	235,362
Volvo Car AB
3.25%, 05/18/21[a]	EUR	100	116,310
Volvo Treasury AB
VRN, (5 year EUR Swap + 3.797%)
4.20%, 06/10/75 (Call 06/10/20)[a]	EUR	200	225,374
VRN, (5 year EUR Swap + 4.101%)
4.85%, 03/10/78 (Call 03/10/23)[a]	EUR	100	114,400

			916,197

SWITZERLAND — 1.10%
Dufry Finance SCA
4.50%, 07/15/22 (Call 07/15/17)[a]	EUR	100	113,148
4.50%, 08/01/23 (Call 08/01/18)[a]	EUR	200	231,102
Selecta Group BV
6.50%, 06/15/20 (Call 03/02/17)[a]	EUR	100	100,225
SIG Combibloc Holdings SCA
7.75%, 02/15/23 (Call 02/15/18)[a]	EUR	200	232,061

			676,536

64

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2017

Security		Principal (000s)	Value
UNITED KINGDOM — 13.80%
Algeco Scotsman Global Finance PLC
9.00%, 10/15/18 (Call 03/02/17)[a]	EUR	100	$101,079
Alliance Automotive Finance PLC
6.25%, 12/01/21 (Call 11/19/17)[a]	EUR	100	115,360
Anglo American Capital PLC
1.50%, 04/01/20[a]	EUR	200	218,736
2.50%, 04/29/21[a]	EUR	200	225,403
2.75%, 06/07/19[a]	EUR	100	113,457
2.88%, 11/20/20[a]	EUR	200	228,658
3.25%, 04/03/23[a]	EUR	200	230,113
3.50%, 03/28/22[a]	EUR	100	116,827
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/17)[a]	GBP	100	133,434
Aston Martin Capital Ltd.
9.25%, 07/15/18 (Call 03/02/17)[a]	GBP	100	128,621
Boparan Finance PLC
4.38%, 07/15/21 (Call 07/15/17)[a]	EUR	100	107,005
5.50%, 07/15/21 (Call 07/15/17)[a]	GBP	100	123,113
Cabot Financial Luxembourg SA
7.50%, 10/01/23 (Call 10/01/19)[a]	GBP	100	125,144
CNH Industrial Finance Europe SA
2.88%, 05/17/23[a]	EUR	100	110,592
EC Finance PLC
5.13%, 07/15/21 (Call 02/10/17)[a]	EUR	100	111,972
Elli Finance UK PLC
8.75%, 06/15/19 (Call 03/02/17)[a]	GBP	100	121,826
Fiat Chrysler Automobiles NV
3.75%, 03/29/24[a]	EUR	300	335,451

Security		Principal (000s)	Value
Iceland Bondco PLC
6.25%, 07/15/21 (Call 07/15/17)[a]	GBP	100	$130,014
IDH Finance PLC
6.25%, 08/15/22 (Call 08/15/18)[a]	GBP	100	116,646
Ineos Finance PLC
4.00%, 05/01/23 (Call 05/01/18)[a]	EUR	100	112,265
Inovyn Finance PLC
6.25%, 05/15/21 (Call 11/15/17)[a]	EUR	100	114,647
International Personal Finance PLC
5.75%, 04/07/21[a]	EUR	100	85,133
Interoute Finco PLC
7.38%, 10/15/20 (Call 10/15/17)[a]	EUR	100	115,863
Iron Mountain Europe PLC
6.13%, 09/15/22 (Call 09/15/17)[a]	GBP	100	133,816
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24[a]	EUR	100	108,070
3.88%, 03/01/23[a]	GBP	100	129,298
5.00%, 02/15/22[a]	GBP	100	136,595
Keystone Financing PLC
9.50%, 10/15/19 (Call 03/02/17)[a]	GBP	100	131,283
Lecta SA
6.50%, 08/01/23 (Call 08/01/19)[a]	EUR	100	112,065
Matalan Finance PLC
6.88%, 06/01/19 (Call 02/10/17)[a]	GBP	100	105,337
Merlin Entertainments PLC
2.75%, 03/15/22 (Call 12/15/21)[a]	EUR	100	112,866
New Look Secured Issuer PLC
6.50%, 07/01/22 (Call 06/24/18)[a]	GBP	100	113,703
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21 (Call 08/01/17)[a]	GBP	150	191,641

65

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2017

Security		Principal (000s)	Value
Premier Foods Finance PLC
6.50%, 03/15/21 (Call 03/15/17)[a]	GBP	100	$123,793
Royal Bank of Scotland Group PLC VRN, (5 year EUR Swap + 2.650%)
3.63%, 03/25/24 (Call 03/25/19)[a]	EUR	300	328,200
Royal Bank of Scotland PLC (The)
6.93%, 04/09/18	EUR	300	347,731
Stonegate Pub Co. Financing PLC
5.75%, 04/15/19 (Call 03/02/17)[a]	GBP	100	128,304
Tesco Corporate Treasury Services PLC
1.38%, 07/01/19[a]	EUR	300	329,850
2.13%, 11/12/20 (Call 08/12/20)[a]	EUR	100	112,442
2.50%, 07/01/24[a]	EUR	200	221,214
Tesco PLC
3.38%, 11/02/18[a]	EUR	100	113,935
6.13%, 02/24/22	GBP	200	286,451
Thomas Cook Group PLC
6.25%, 06/15/22 (Call 06/15/19)[a]	EUR	100	111,582
Travis Perkins PLC
4.38%, 09/15/21[a]	GBP	100	131,112
TVL Finance PLC
8.50%, 05/15/23 (Call 05/15/19)[a]	GBP	100	135,054
Virgin Media Finance PLC
6.38%, 10/15/24 (Call 10/15/19)[a]	GBP	100	134,054
7.00%, 04/15/23 (Call 04/15/18)[a]	GBP	100	135,212
Virgin Media Receivables Financing Notes I DAC
5.50%, 09/15/24 (Call 09/15/19)[a]	GBP	100	127,097

Security		Principal (000s)	Value
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)[a]	GBP	100	$124,547
5.13%, 01/15/25 (Call 01/15/20)[a]	GBP	100	129,734
5.50%, 01/15/21	GBP	100	139,935
6.00%, 04/15/21 (Call 02/02/17)[a]	GBP	116	152,054
6.25%, 03/28/29 (Call 01/15/21)[a]	GBP	100	133,259
Viridian Group FundCo II Ltd.
7.50%, 03/01/20 (Call 09/01/17)[a]	EUR	100	115,121
Vue International Bidco PLC
7.88%, 07/15/20 (Call 03/02/17)[a]	GBP	100	130,473
Worldpay Finance PLC
3.75%, 11/15/22[a]	EUR	150	171,869

			8,459,056

UNITED STATES — 8.65%
Adient Global Holdings Ltd.
3.50%, 08/15/24 (Call 05/15/24)[a]	EUR	200	215,944
AMC Entertainment Holdings Inc.
6.38%, 11/15/24 (Call 11/15/19)[a]	GBP	100	133,135
Avis Budget Finance PLC
4.13%, 11/15/24 (Call 11/15/19)[a]	EUR	100	104,907
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/25 (Call 01/15/20)[a]	EUR	100	110,751
Ball Corp.
3.50%, 12/15/20	EUR	100	119,350
4.38%, 12/15/23	EUR	100	120,844
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[a]	EUR	100	114,943
Catalent Pharma Solutions Inc.
4.75%, 12/15/24 (Call 12/15/19)[a]	EUR	100	113,102

66

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2017

Security		Principal (000s)	Value
Chemours Co. (The)
6.13%, 05/15/23 (Call 05/15/18)	EUR	100	$108,201
CNH Industrial Finance Europe SA
2.75%, 03/18/19[a]	EUR	200	224,400
2.88%, 09/27/21[a]	EUR	200	228,147
Crown European Holdings SA
2.63%, 09/30/24 (Call 03/31/24)a	EUR	100	105,724
3.38%, 05/15/25 (Call 11/15/24)[a]	EUR	200	219,584
4.00%, 07/15/22 (Call 04/15/22)[a]	EUR	100	118,756
Darling Global Finance BV
4.75%, 05/30/22 (Call 05/30/18)[a]	EUR	100	114,859
Goodyear Dunlop Tires Europe BV
3.75%, 12/15/23 (Call 12/15/18)[a]	EUR	100	113,415
Hanesbrands Finance Luxembourg SCA
3.50%, 06/15/24 (Call 03/15/24)[a]	EUR	100	111,404
Hertz Holdings Netherlands BV
4.38%, 01/15/19[a]	EUR	100	110,302
Huntsman International LLC
4.25%, 04/01/25 (Call 01/01/25)	EUR	100	109,063
5.13%, 04/15/21 (Call 01/15/21)	EUR	100	117,675
Infor U.S. Inc.
5.75%, 05/15/22 (Call 05/15/18)	EUR	100	109,970
International Game Technology PLC
4.75%, 03/05/20[a]	EUR	100	119,527
4.75%, 02/15/23 (Call 08/15/22)[a]	EUR	200	236,055
6.63%, 02/02/18[a]	EUR	100	114,425
Iron Mountain Canada Operations ULC
6.13%, 08/15/21 (Call 08/15/17)	CAD	50	39,933

Security		Principal (000s)	Value
LKQ Italia Bondco SpA
3.88%, 04/01/24 (Call 01/01/24)[a]	EUR	100	$114,032
MPT Operating Partnership LP/MPT Finance Corp.
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	114,123
OI European Group BV
4.88%, 03/31/21[a]	EUR	100	123,147
6.75%, 09/15/20[a]	EUR	100	129,500
Postmedia Network Inc.
8.25%, 07/15/21 (Call 03/02/17)[b]	CAD	3	1,960
PSPC Escrow Corp.
6.00%, 02/01/23 (Call 02/01/18)[a]	EUR	100	111,252
PVH Corp.
3.63%, 07/15/24 (Call 04/15/24)[a]	EUR	100	111,269
Quintiles IMS Inc.
3.50%, 10/15/24 (Call 10/15/19)[a]	EUR	200	225,017
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)[a]	EUR	100	119,571
Spectrum Brands Inc.
4.00%, 10/01/26 (Call 10/01/21)[a]	EUR	100	111,636
TA MFG. Ltd.
3.63%, 04/15/23 (Call 04/15/18)[a]	EUR	100	110,446
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
6.38%, 05/01/22 (Call 05/01/18)[a]	EUR	100	115,349
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/15/18)[a]	EUR	300	241,228
VWR Funding Inc.
4.63%, 04/15/22 (Call 04/15/18)[a]	EUR	100	111,810

67

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL HIGH YIELD BOND ETF

January 31, 2017

Security		Principal or Shares (000s)	Value
WMG Acquisition Corp.
4.13%, 11/01/24 (Call 11/01/19)[a]	EUR	100	$112,545
XPO Logistics Inc.
5.75%, 06/15/21 (Call 12/15/17)[a]	EUR	100	113,325

			5,300,626
TOTAL CORPORATE BONDS & NOTES (Cost: $67,001,451)			59,862,666

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[e,f]		3	2,980

			2,980

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,980)			2,980

Security	Value
TOTAL INVESTMENTS IN SECURITIES — 97.69%
(Cost: $67,163,868)[g]	$59,865,646
Other Assets, Less Liabilities — 2.31%	1,413,965

NET ASSETS — 100.00%	$61,279,611

VRN — Variable Rate Note

Currency Abbreviations:

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Issuer is in default of interest payments.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	The cost of investments for federal income tax purposes was $67,245,198. Net unrealized depreciation was $7,379,552, of which $563,865 represented gross unrealized appreciation on securities and $7,943,417 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$—	$—	$0[a]	$0[a]
Corporate bonds & notes	—	59,862,662	4	59,862,666
Money market funds	2,980	—	—	2,980

Total	$2,980	$59,862,662	$4	$59,865,646

[a]	Rounds to less than $1.

68

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the  Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: March 31, 2017

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: March 31, 2017